UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2023

Item 1. Schedule of Investments.

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 98.8%
Brazil | 5.2%
Dexco SA	454,408	$696,092
Pagseguro Digital Ltd., Class A (*)	105,794	910,886
PRIO SA (*)	146,400	1,370,056
Rumo SA	291,444	1,323,125
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	301,952	585,697
		4,885,856
China | 31.8%
Airtac International Group	26,765	812,815
Alibaba Group Holding Ltd. ADR (*)	36,266	3,145,713
Autohome, Inc. ADR	35,519	1,078,002
Baidu, Inc., Class A (*)	52,300	881,603
China Tourism Group Duty Free Corp. Ltd., Class A	89,800	1,321,072
Chow Tai Seng Jewellery Co. Ltd., Class A	504,950	1,222,821
JD.com, Inc., Class A	69,759	1,013,939
Jiangsu King’s Luck Brewery JSC Ltd., Class A	77,300	621,227
Minth Group Ltd.	618,000	1,580,488
Nexteer Automotive Group Ltd.	1,031,000	559,395
Ping An Insurance (Group) Co. of China Ltd., Class H	251,500	1,424,546
Shanghai Liangxin Electrical Co. Ltd., Class A	774,992	1,187,267
Shenzhen Inovance Technology Co. Ltd., Class A	131,890	1,208,360
Sungrow Power Supply Co. Ltd., Class A	58,692	720,112
Tencent Holdings Ltd.	102,800	3,984,020
Topsports International Holdings Ltd.	1,549,000	1,176,134
Trip.com Group Ltd. ADR (*)	53,729	1,878,903
Weibo Corp. ADR	36,484	457,509
Wuliangye Yibin Co. Ltd., Class A	78,900	1,703,987
Xiaomi Corp., Class B (*)	470,000	731,874
Yadea Group Holdings Ltd.	676,000	1,253,337
Zhongsheng Group Holdings Ltd.	195,500	550,357
ZTO Express Cayman, Inc. ADR	51,277	1,239,365
		29,752,846
Hong Kong | 1.1%
Techtronic Industries Co. Ltd.	105,002	1,019,462
Hungary | 2.3%
Richter Gedeon Nyrt.	88,586	2,146,261
India | 12.7%
Bajaj Finance Ltd.	19,875	1,863,864
HDFC Bank Ltd. ADR	45,330	2,674,923
Description	Shares	Fair Value
ICICI Bank Ltd. ADR	137,259	$3,173,428
Jio Financial Services Ltd. (*)	69,057	192,266
Mphasis Ltd.	39,964	1,143,381
Reliance Industries Ltd.	67,869	1,905,080
UPL Ltd.	126,195	935,262
		11,888,204
Indonesia | 4.3%
Bank Central Asia Tbk PT	3,070,500	1,751,777
Bank Rakyat Indonesia Persero Tbk PT	6,748,349	2,280,599
		4,032,376
Macau | 0.9%
Sands China Ltd. (*)	268,800	817,412
Mexico | 3.9%
Arca Continental SAB de CV	72,700	660,276
Grupo Financiero Banorte SAB de CV, Class O	349,957	2,933,996
		3,594,272
Peru | 0.7%
Credicorp Ltd.	4,734	605,810
Philippines | 3.2%
BDO Unibank, Inc.	807,902	2,026,749
International Container Terminal Services, Inc.	258,389	944,117
		2,970,866
Poland | 1.4%
InPost SA (*)	114,384	1,326,068
South Africa | 3.7%
Capitec Bank Holdings Ltd.	16,021	1,440,983
Foschini Group Ltd.	110,558	576,938
Standard Bank Group Ltd.	152,737	1,480,406
		3,498,327
South Korea | 8.6%
CJ Logistics Corp.	7,579	453,685
Samsung Electronics Co. Ltd.	105,145	5,327,168
SK Hynix, Inc.	26,493	2,250,247
		8,031,100
Taiwan | 14.6%
ASE Technology Holding Co. Ltd.	397,289	1,349,807
Bizlink Holding, Inc.	164,078	1,374,569
Chroma ATE, Inc.	148,000	1,268,526
Hiwin Technologies Corp.	112,714	712,955
Lotes Co. Ltd.	65,687	1,676,305
MediaTek, Inc.	60,000	1,370,728
RichWave Technology Corp. (*)	124,000	555,839

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio (concluded)
Sercomm Corp.	198,000	$757,916
Taiwan Semiconductor Manufacturing Co. Ltd.	285,000	4,625,006
		13,691,651
United States | 3.0%
EPAM Systems, Inc. (*)	3,032	775,252
SharkNinja, Inc. (*)	29,313	1,358,951
Tenaris SA ADR	21,804	689,006
		2,823,209
Zambia | 1.4%
First Quantum Minerals Ltd.	56,444	1,333,545
Total Common Stocks (Cost $80,655,190)		92,417,265
Short-Term Investments | 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $1,045,497)	1,045,497	1,045,497
Total Investments | 99.9% (Cost $81,700,687)		$93,462,762
Cash and Other Assets in Excess of Liabilities | 0.1%		54,691
Net Assets | 100.0%		$93,517,453

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio
Common Stocks | 99.4%
Brazil | 6.5%
Banco BTG Pactual SA	339,196	$2,096,631
BB Seguridade Participacoes SA	192,200	1,193,376
Centrais Eletricas Brasileiras SA	111,900	821,237
MercadoLibre, Inc. (*)	745	944,571
Petroleo Brasileiro SA ADR	166,581	2,497,049
		7,552,864
Canada | 1.0%
Parex Resources, Inc.	60,648	1,138,169
China | 24.1%
Alibaba Group Holding Ltd. ADR (*)	53,902	4,675,459
China Merchants Bank Co. Ltd., Class H	612,500	2,541,245
CSPC Pharmaceutical Group Ltd.	1,432,000	1,046,818
Innovent Biologics, Inc. (*)	235,500	1,143,958
JD.com, Inc. ADR	32,951	959,863
JD.com, Inc., Class A	7,651	111,206
Li Ning Co. Ltd.	223,000	936,573
Midea Group Co. Ltd., Class A	188,600	1,433,720
NetEase, Inc.	15,300	307,156
NetEase, Inc. ADR	16,454	1,648,033
Shenzhen Inovance Technology Co. Ltd., Class A	104,200	954,667
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	29,800	1,103,573
Tencent Holdings Ltd.	142,092	5,506,783
Trip.com Group Ltd. ADR (*)	35,080	1,226,748
Weichai Power Co. Ltd., Class H	878,000	1,191,310
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	258,300	962,476
Yum China Holdings, Inc.	37,304	2,078,579
		27,828,167
France | 1.2%
Pernod Ricard SA ADR	42,370	1,407,955
Ghana | 1.1%
Kosmos Energy Ltd. (*)	158,380	1,295,548
Greece | 1.0%
OPAP SA	70,663	1,184,517
Hong Kong | 1.3%
AIA Group Ltd.	183,800	1,486,770
India | 13.9%
HDFC Bank Ltd. ADR	58,120	3,429,661
Hindalco Industries Ltd.	187,871	1,110,272
ICICI Bank Ltd. ADR	80,055	1,850,872
Description	Shares	Fair Value
ITC Ltd.	225,530	$1,207,441
Jio Financial Services Ltd. (*)	116,449	324,213
Larsen & Toubro Ltd.	52,478	1,908,851
Reliance Industries Ltd.	109,693	3,079,079
Tata Consultancy Services Ltd.	46,785	1,984,577
UPL Ltd.	150,416	1,114,770
		16,009,736
Indonesia | 4.7%
Astra International Tbk PT	2,028,800	816,282
Bank Mandiri Persero Tbk PT	4,514,900	1,760,120
Bank Central Asia Tbk PT	3,038,300	1,733,407
Telkom Indonesia Persero Tbk PT ADR	46,264	1,114,962
		5,424,771
Macau | 0.9%
Galaxy Entertainment Group Ltd.	182,000	1,088,654
Mexico | 4.9%
America Movil SAB de CV	42,553	737,018
Arca Continental SAB de CV	119,345	1,083,915
Grupo Aeroportuario del Pacifico SAB de CV ADR	6,688	1,099,307
Grupo Financiero Banorte SAB de CV, Class O	229,877	1,927,260
Kimberly-Clark de Mexico SAB de CV, Class A	398,374	793,205
		5,640,705
Philippines | 2.1%
BDO Unibank, Inc.	486,959	1,221,613
International Container Terminal Services, Inc.	341,370	1,247,318
		2,468,931
Russia | 0.0%
Mobile TeleSystems PJSC (*),(¢)	45,259	0
Sberbank of Russia PJSC (¢)	213,889	0
		0
Saudi Arabia | 1.7%
Nahdi Medical Co.	20,639	793,500
Saudi National Bank	127,092	1,112,380
		1,905,880
South Africa | 3.3%
Anglo American PLC	52,797	1,461,756
Bidvest Group Ltd.	64,984	932,105
Capitec Bank Holdings Ltd.	15,058	1,354,367
		3,748,228

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio (concluded)
South Korea | 10.3%
Kia Corp.	23,909	$1,435,028
LG Chem Ltd.	2,820	1,036,798
Samsung Electronics Co. Ltd.	66,826	3,385,737
Shinhan Financial Group Co. Ltd.	115,909	3,060,647
SK Hynix, Inc.	35,104	2,981,643
		11,899,853
Taiwan | 14.8%
ASE Technology Holding Co. Ltd.	373,000	1,267,284
Chailease Holding Co. Ltd.	240,240	1,347,109
CTBC Financial Holding Co. Ltd.	1,507,000	1,145,821
Eclat Textile Co. Ltd.	57,789	872,339
Hon Hai Precision Industry Co. Ltd.	503,000	1,621,507
MediaTek, Inc.	67,000	1,530,646
Nien Made Enterprise Co. Ltd.	111,000	1,066,784
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	94,851	8,242,552
		17,094,042
Thailand | 2.2%
Home Product Center PCL (‡)	2,322,800	797,391
PTT Exploration & Production PCL (‡)	360,900	1,694,855
		2,492,246
United Arab Emirates | 1.7%
Abu Dhabi Ports Co. PJSC (*)	522,208	917,154
ADNOC Drilling Co. PJSC	948,800	1,038,547
		1,955,701
United Kingdom | 1.7%
Unilever PLC	10,708	530,105
Unilever PLC ADR	27,983	1,382,360
		1,912,465
United States | 1.0%
Freeport-McMoRan, Inc.	30,787	1,148,047
Total Common Stocks (Cost $105,509,265)		114,683,249
Short-Term Investments | 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $224,289)	224,289	224,289
Description	Fair Value
Total Investments | 99.6% (Cost $105,733,554)	$114,907,538
Cash and Other Assets in Excess of Liabilities | 0.4%	487,402
Net Assets | 100.0%	$115,394,940

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio
Common Stocks | 97.4%
Brazil | 2.5%
Banco do Brasil SA	98,300	$922,660
BB Seguridade Participacoes SA	38,700	240,289
Cia de Saneamento do Parana	70,000	318,350
Energisa SA	29,100	270,648
Pagseguro Digital Ltd., Class A (*)	20,992	180,741
PRIO SA (*)	29,600	277,006
Vale SA	55,109	740,919
YDUQS Participacoes SA	60,900	240,738
		3,191,351
Chile | 0.5%
Sociedad Quimica y Minera de Chile SA ADR	9,869	588,883
China | 30.5%
Alibaba Group Holding Ltd. (*)	373,400	4,048,177
Baidu, Inc. ADR (*)	5,747	772,109
Bank of China Ltd., Class H	2,256,000	789,833
Bank of Communications Co. Ltd., Class H	567,000	342,900
Baoshan Iron & Steel Co. Ltd., Class A	677,900	564,718
Beijing Enterprises Holdings Ltd.	74,000	254,951
Beijing New Building Materials PLC, Class A	56,300	231,602
BYD Co. Ltd., Class H	28,000	861,879
BYD Electronic International Co. Ltd.	48,500	220,619
Canmax Technologies Co. Ltd., Class A	50,490	177,550
China CITIC Bank Corp. Ltd., Class H	1,828,000	848,863
China Construction Bank Corp., Class H	1,821,000	1,026,068
China Datang Corp. Renewable Power Co. Ltd., Class H	784,000	186,053
China Galaxy Securities Co. Ltd., Class H	564,500	289,803
China International Capital Corp. Ltd., Class H	110,000	200,722
China Longyuan Power Group Corp. Ltd., Class H	655,000	573,405
China Merchants Bank Co. Ltd., Class H	68,000	282,130
China Pacific Insurance Group Co. Ltd., Class H	78,000	193,762
China Resources Beer Holdings Co. Ltd.	32,000	174,974
China Resources Land Ltd.	46,000	181,286
China Resources Mixc Lifestyle Services Ltd.	42,800	171,220
China Resources Power Holdings Co. Ltd.	102,000	194,626
China Taiping Insurance Holdings Co. Ltd.	242,000	239,539
China Tower Corp. Ltd., Class H	7,366,000	704,880
China United Network Communications Ltd., Class A	346,400	233,070
Description	Shares	Fair Value
Chongqing Brewery Co. Ltd., Class A	16,400	$191,421
Contemporary Amperex Technology Co. Ltd., Class A	16,880	473,219
CSPC Pharmaceutical Group Ltd.	681,840	498,437
ENN Natural Gas Co. Ltd., Class A	106,897	255,068
GD Power Development Co. Ltd., Class A	804,200	406,453
Haidilao International Holding Ltd.	208,000	554,731
Haier Smart Home Co. Ltd. Class H	131,400	411,026
Hisense Visual Technology Co. Ltd., Class A	101,900	312,877
Huaibei Mining Holdings Co. Ltd., Class A	119,500	228,223
Industrial & Commercial Bank of China Ltd., Class H	618,000	297,712
JD.com, Inc., Class A	51,354	746,424
Jinan Acetate Chemical Co. Ltd.	22,000	754,298
KE Holdings, Inc. ADR	22,571	350,302
Kingnet Network Co. Ltd., Class A	110,900	191,350
Kuaishou Technology (*)	73,800	586,170
Kunlun Energy Co. Ltd.	416,000	357,900
Li Auto, Inc. ADR (*)	17,219	613,857
Meihua Holdings Group Co. Ltd., Class A	143,800	189,477
Meituan, Class B (*)	84,170	1,221,925
MINISO Group Holding Ltd. ADR	14,403	373,038
NetEase, Inc.	61,500	1,234,647
New Oriental Education & Technology Group, Inc. ADR (*)	5,514	322,845
Nongfu Spring Co. Ltd., Class H	35,400	202,529
PDD Holdings, Inc. (*)	13,096	1,284,325
People’s Insurance Co. Group of China Ltd., Class H	1,905,000	680,390
PetroChina Co. Ltd., Class H	1,374,000	1,031,453
PICC Property & Casualty Co. Ltd., Class H	454,000	580,576
Ping An Insurance Group Co. of China Ltd., Class H	208,000	1,178,154
SF Holding Co. Ltd., Class A	24,300	136,915
Shanghai Aiko Solar Energy Co. Ltd., Class A	63,600	194,461
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	75,000	194,981
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	7,600	281,448
Sinopharm Group Co. Ltd., Class H	76,400	221,795
Sunny Optical Technology Group Co. Ltd.	23,600	164,516
Suofeiya Home Collection Co. Ltd. Class A	75,100	194,715
Tencent Holdings Ltd.	132,500	5,135,045
Tencent Music Entertainment Group ADR (*)	32,958	210,272
Tian Di Science & Technology Co. Ltd., Class A	380,600	282,649
Tianqi Lithium Corp., Class H	68,600	383,197
Trip.com Group Ltd. ADR (*)	7,304	255,421

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Vipshop Holdings Ltd. ADR (*)	27,891	$446,535
Wuxi Biologics Cayman, Inc. (*)	31,500	185,006
Yihai International Holding Ltd.	99,000	170,228
Yum China Holdings, Inc.	18,054	1,005,969
ZBOM Home Collection Co. Ltd., Class A	72,240	231,605
ZTO Express Cayman, Inc. ADR	19,312	466,771
		39,455,095
Colombia | 0.2%
Bancolombia SA ADR	12,030	320,960
Greece | 0.9%
Danaos Corp.	3,756	248,722
Eurobank Ergasias Services & Holdings SA, Class A (*)	205,917	317,125
National Bank of Greece SA (*)	59,086	333,020
Piraeus Financial Holdings SA (*)	75,541	223,935
		1,122,802
Hungary | 0.4%
MOL Hungarian Oil & Gas PLC	34,564	262,065
Richter Gedeon Nyrt	12,549	304,037
		566,102
India | 15.4%
Axis Bank Ltd. GDR	5,975	374,512
Bajaj Finance Ltd.	2,717	254,798
Bank of Baroda	238,452	614,323
BEML Ltd.	8,140	226,704
Bharat Electronics Ltd.	251,413	418,709
Britannia Industries Ltd.	10,384	567,369
Can Fin Homes Ltd.	26,069	239,427
Ceat Ltd.	12,662	323,167
Cipla Ltd.	66,569	950,856
Coforge Ltd.	3,491	214,151
Dr Reddy’s Laboratories Ltd. ADR	26,469	1,769,982
Glenmark Pharmaceuticals Ltd.	29,977	309,167
HCL Technologies Ltd.	18,430	273,396
HDFC Bank Ltd. ADR	8,759	516,869
Hindustan Aeronautics Ltd.	43,136	1,003,469
ICICI Bank Ltd. ADR	63,839	1,475,958
IDFC First Bank Ltd. (*)	278,981	320,783
Infosys Ltd. ADR	42,955	734,960
Karnataka Bank Ltd.	109,626	328,350
Karur Vysya Bank Ltd.	171,987	276,929
KPIT Technologies Ltd.	16,480	228,336
Larsen & Toubro Ltd. GDR	10,264	371,965
Description	Shares	Fair Value
LIC Housing Finance Ltd.	46,415	$259,794
Manappuram Finance Ltd.	174,172	313,929
Nestle India Ltd.	1,781	482,217
Rail Vikas Nigam Ltd.	165,414	338,371
Reliance Industries Ltd. GDR (#)	18,053	1,008,406
Shriram Finance Ltd.	10,088	232,089
Sonata Software Ltd.	21,027	267,671
State Bank of India GDR	25,083	1,810,713
Sun Pharmaceutical Industries Ltd.	79,486	1,104,445
Tata Consultancy Services Ltd.	22,507	954,726
Tata Motors Ltd.	76,151	577,311
Vedanta Ltd.	181,255	485,039
WNS Holdings Ltd. ADR (*)	3,428	234,681
		19,863,572
Indonesia | 2.8%
Astra International Tbk PT	1,031,200	414,900
Bank Mandiri Persero Tbk PT	4,027,200	1,569,992
Bank Rakyat Indonesia Persero Tbk PT	3,465,300	1,171,095
Sumber Alfaria Trijaya Tbk PT	1,802,500	345,297
Telkom Indonesia Persero Tbk PT ADR	6,707	161,639
		3,662,923
Luxembourg | 0.2%
Reinet Investments SCA	9,510	207,971
Malaysia | 0.8%
Agmo Holdings Bhd (*)	2,054	253
CIMB Group Holdings Bhd	741,600	856,935
My EG Services Bhd	1,065,000	180,078
		1,037,266
Mexico | 2.8%
Arca Continental SAB de CV	112,300	1,019,931
Cemex SAB de CV (*)	712,200	463,834
Coca-Cola Femsa SAB de CV ADR	16,550	1,298,182
Grupo Mexico SAB de CV, Series B	42,200	199,746
Kimberly-Clark de Mexico SAB de CV, Class A	295,700	588,770
		3,570,463
Peru | 0.2%
Credicorp Ltd.	1,803	230,730
Philippines | 0.9%
BDO Unibank, Inc.	135,148	339,040
International Container Terminal Services, Inc.	135,900	496,559

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Metropolitan Bank & Trust Co.	332,460	$316,793
		1,152,392
Poland | 1.2%
KGHM Polska Miedz SA	6,393	162,541
Orange Polska SA	150,692	257,463
ORLEN SA	81,060	1,085,686
		1,505,690
Qatar | 0.2%
Ooredoo QPSC	67,647	198,417
Romania | 0.1%
NEPI Rockcastle NV	35,013	192,289
Russia | 0.0%
PhosAgro PJSC (*), (¢)	42	0
Severstal PAO GDR (*), (¢)	9,589	0
		0
Saudi Arabia | 4.0%
Almarai Co. JSC	14,550	247,177
Arabian Internet & Communications Services Co.	8,954	764,775
Co. for Cooperative Insurance	8,982	301,773
Elm Co.	2,139	444,719
Etihad Etisalat Co.	34,679	412,266
Nahdi Medical Co.	8,932	343,405
National Medical Care Co.	6,685	218,817
Riyadh Cables Group Co.	21,499	395,111
Saudi Arabian Oil Co.	74,905	699,076
Saudi Basic Industries Corp.	17,518	385,529
Saudi Research & Media Group (*)	3,453	151,393
Saudi Telecom Co.	81,345	815,690
		5,179,731
South Africa | 2.0%
Absa Group Ltd.	22,139	203,630
African Rainbow Minerals Ltd.	25,248	227,283
FirstRand Ltd.	123,552	416,393
Gold Fields Ltd. ADR	39,139	425,050
Naspers Ltd., N Shares	2,239	357,306
Remgro Ltd.	29,226	229,175
Sappi Ltd.	161,735	376,878
Standard Bank Group Ltd.	21,140	204,900
Vodacom Group Ltd.	23,257	129,647
		2,570,262
South Korea | 13.0%
BGF retail Co. Ltd.	2,434	254,241
CJ CheilJedang Corp.	1,159	263,130
Description	Shares	Fair Value
DB Insurance Co. Ltd.	5,755	$381,146
Dongjin Semichem Co. Ltd.	12,015	298,924
Doosan Bobcat, Inc.	12,347	463,947
Ecopro Co. Ltd.	274	180,769
F&F Co. Ltd.	2,615	219,699
Hanwha Aerospace Co. Ltd.	2,272	176,071
HMM Co. Ltd.	13,897	167,430
Hyundai Marine & Fire Insurance Co. Ltd.	10,691	257,039
Hyundai Rotem Co. Ltd. (*)	18,460	380,242
Industrial Bank of Korea	41,200	341,798
KB Financial Group, Inc.	23,180	953,403
Kia Corp.	29,627	1,778,225
KT Corp.	18,654	458,171
LG Chem Ltd.	1,246	458,103
LG Electronics, Inc.	2,380	177,875
Meritz Financial Group, Inc.	16,012	654,860
OCI Holdings Co. Ltd.	2,624	188,937
Orion Corp.	2,154	204,753
POSCO Holdings, Inc.	2,150	842,518
Samsung C&T Corp.	2,234	177,755
Samsung Electro-Mechanics Co. Ltd.	2,291	234,036
Samsung Electronics Co. Ltd. GDR	4,489	5,652,759
Samsung Fire & Marine Insurance Co. Ltd.	2,106	405,597
Samsung SDI Co. Ltd.	1,272	482,349
SK Hynix, Inc.	4,061	344,931
SL Corp.	8,531	206,022
Woori Financial Group, Inc.	26,853	244,578
		16,849,308
Taiwan | 14.4%
Accton Technology Corp.	55,000	840,081
Advantech Co. Ltd.	19,797	212,527
Asia Vital Components Co. Ltd.	27,000	286,079
China Motor Corp.	81,000	244,857
Delta Electronics, Inc.	207,000	2,081,046
Eva Airways Corp.	480,000	442,391
Feng TAY Enterprise Co. Ltd.	42,560	241,875
Global Unichip Corp.	5,000	211,955
International Games System Co. Ltd.	40,000	808,533
King Yuan Electronics Co. Ltd.	133,000	313,782
Lotes Co. Ltd.	13,000	331,755
MediaTek, Inc.	71,000	1,622,028
Micro-Star International Co. Ltd.	72,000	366,256
Nan Ya Printed Circuit Board Corp.	23,000	190,149
Novatek Microelectronics Corp.	43,000	564,166
Poya International Co. Ltd.	14,130	211,304

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (concluded)
Sunonwealth Electric Machine Industry Co. Ltd.	106,000	$382,599
Taiwan Semiconductor Manufacturing Co. Ltd.	469,000	7,610,975
Tong Yang Industry Co. Ltd.	119,000	288,787
Unimicron Technology Corp.	41,000	220,820
United Microelectronics Corp.	278,000	389,769
Voltronic Power Technology Corp.	7,000	343,709
Wiwynn Corp.	5,000	232,353
Wowprime Corp.	23,089	187,622
		18,625,418
Thailand | 2.1%
Bangkok Bank PCL (‡)	110,600	508,768
Bangkok Dusit Medical Services PCL NVDR	420,900	308,816
Bumrungrad Hospital PCL (‡)	88,500	651,370
Delta Electronics Thailand PCL (‡)	83,000	188,623
Krung Thai Bank PCL NVDR	1,376,200	717,458
TMBThanachart Bank PCL NVDR	6,950,700	328,177
		2,703,212
Turkey | 1.0%
Akbank TAS	170,324	206,849
Turk Hava Yollari AO (*)	39,891	351,069
Turkcell Iletisim Hizmetleri AS	128,310	249,229
Turkiye Is Bankasi AS, C Shares	481,112	449,634
		1,256,781
United Arab Emirates | 1.3%
Abu Dhabi Islamic Bank PJSC	67,286	206,219
Americana Restaurants International PLC	228,898	255,552
Emaar Properties PJSC	347,037	759,732
Emirates NBD Bank PJSC	61,904	300,067
National Marine Dredging Co. (*)	34,763	218,047
		1,739,617
Total Common Stocks (Cost $125,370,615)		125,791,235
Preferred Stocks | 1.6%
Brazil | 1.6%
Metalurgica Gerdau SA	158,900	352,475
Petroleo Brasileiro SA	243,139	1,675,570
Total Preferred Stocks (Cost $1,704,153)		2,028,045
Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $1,608,381)	1,608,381	1,608,381
Description	Fair Value
Total Investments | 100.2% (Cost $128,683,149)	$129,427,661
Liabilities in Excess of Cash and Other Assets | (0.2)%	(276,627)
Net Assets | 100.0%	$129,151,034

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 96.5%
Brazil | 11.8%
Banco do Brasil SA	6,033,126	$56,627,883
BB Seguridade Participacoes SA	9,842,717	61,113,726
CCR SA	14,264,517	36,579,687
Engie Brasil Energia SA	2,617,800	21,576,519
Petroleo Brasileiro SA ADR	4,198,474	62,935,125
Vale SA ADR	2,280,502	30,558,727
Vibra Energia SA	6,861,500	25,826,776
		295,218,443
Chile | 1.0%
Sociedad Quimica y Minera de Chile SA ADR	430,405	25,682,266
China | 23.1%
Anhui Conch Cement Co. Ltd., Class H	11,529,451	30,493,136
China Construction Bank Corp., Class H	124,736,224	70,284,381
China Medical System Holdings Ltd.	13,739,000	20,720,160
China Merchants Bank Co. Ltd., Class H	7,976,994	33,096,326
China Shenhua Energy Co. Ltd., Class H	5,786,110	18,768,324
China Vanke Co. Ltd., Class H	16,074,349	17,557,710
ENN Natural Gas Co. Ltd., Class A	8,394,253	20,029,639
Gree Electric Appliances, Inc. of Zhuhai, Class A	7,631,576	37,957,678
Hengan International Group Co. Ltd.	9,359,500	29,865,283
Huayu Automotive Systems Co. Ltd., Class A	11,116,648	28,586,409
Lenovo Group Ltd.	54,376,000	54,632,647
Midea Group Co. Ltd., Class A	4,914,899	37,362,610
Ping An Insurance Group Co. of China Ltd., Class H	7,901,000	44,752,843
Sinopharm Group Co. Ltd., Class H	15,738,414	45,689,816
Tingyi Cayman Islands Holding Corp.	26,064,000	36,443,190
Want Want China Holdings Ltd.	26,671,000	17,383,016
Weichai Power Co. Ltd., Class H	27,548,288	37,378,759
		581,001,927
Egypt | 0.8%
Commercial International Bank Egypt SAE GDR	15,042,936	19,815,398
Greece | 0.7%
OPAP SA	1,113,977	18,673,491
Hong Kong | 0.8%
ASMPT Ltd.	2,113,600	18,877,166
Hungary | 3.1%
MOL Hungarian Oil & Gas PLC	2,679,134	20,313,238
OTP Bank Nyrt	1,587,478	57,279,589
		77,592,827
Description	Shares	Fair Value
India | 8.9%
Axis Bank Ltd.	1,993,289	$24,764,689
Bajaj Auto Ltd.	327,808	19,956,816
Bharat Petroleum Corp. Ltd.	4,463,725	18,623,113
Hindalco Industries Ltd.	2,280,569	13,477,614
Indus Towers Ltd. (*)	16,099,002	37,230,186
Infosys Ltd. ADR	1,560,266	26,696,151
Petronet LNG Ltd.	9,299,816	26,837,439
Tata Consultancy Services Ltd.	487,317	20,671,544
UPL Ltd.	4,863,069	36,041,394
		224,298,946
Indonesia | 4.4%
Astra International Tbk PT	52,833,300	21,257,334
Bank Mandiri Persero Tbk PT	115,463,084	45,012,929
Telkom Indonesia Persero Tbk PT ADR	990,535	23,871,893
United Tractors Tbk PT	11,206,200	20,460,239
		110,602,395
Mexico | 4.8%
America Movil SAB de CV	1,661,268	28,773,162
Grupo Financiero Banorte SAB de CV, Class O	3,308,037	27,734,172
Grupo Mexico SAB de CV, Series B	3,611,985	17,096,695
Kimberly-Clark de Mexico SAB de CV, Class A	14,620,195	29,110,358
Ternium SA ADR	453,716	18,103,268
		120,817,655
Portugal | 3.0%
Galp Energia SGPS SA	5,148,254	76,261,952
Russia | 0.0%
Mobile TeleSystems PJSC (*), (¢)	4,695,624	5
Sberbank of Russia PJSC (¢)	13,596,421	13
		18
South Africa | 8.0%
Anglo American PLC	933,817	25,853,971
Bidvest Group Ltd.	1,624,800	23,305,504
Life Healthcare Group Holdings Ltd.	18,474,778	19,736,576
Nedbank Group Ltd.	3,609,959	38,573,187
Sanlam Ltd.	11,261,200	38,961,159
Standard Bank Group Ltd.	3,184,613	30,866,917
Vodacom Group Ltd.	4,400,762	24,532,285
		201,829,599
South Korea | 10.4%
Coway Co. Ltd.	553,700	16,906,012
Hyundai Mobis Co. Ltd.	156,210	27,829,648
KB Financial Group, Inc.	1,088,406	44,766,607

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio (concluded)
Kia Corp.	293,175	$17,596,482
KT Corp.	1,292,383	31,742,912
KT&G Corp.	300,395	19,208,628
Samsung Electronics Co. Ltd.	747,459	37,869,985
Shinhan Financial Group Co. Ltd.	1,278,020	33,746,888
SK Hynix, Inc.	360,391	30,610,680
		260,277,842
Taiwan | 12.2%
ASE Technology Holding Co. Ltd.	16,242,000	55,182,917
Globalwafers Co. Ltd.	1,560,000	21,941,023
Hon Hai Precision Industry Co. Ltd.	6,644,425	21,419,453
MediaTek, Inc.	2,271,000	51,882,048
Novatek Microelectronics Corp.	3,067,000	40,239,494
Taiwan Semiconductor Manufacturing Co. Ltd.	5,437,913	88,246,952
Yageo Corp.	1,694,000	27,575,319
		306,487,206
Thailand | 2.0%
Kasikornbank PCL	6,597,254	22,877,457
PTT Exploration & Production PCL (‡)	5,968,500	28,029,207
		50,906,664
United Kingdom | 1.5%
Unilever PLC	750,954	37,176,333
Total Common Stocks (Cost $2,351,458,820)		2,425,520,128
Short-Term Investments | 3.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $86,429,395)	86,429,395	86,429,395
Total Investments | 99.9% (Cost $2,437,888,215)		$2,511,949,523
Cash and Other Assets in Excess of Liabilities | 0.1%		1,582,266
Net Assets | 100.0%		$2,513,531,789

Description	Shares	Fair Value
Lazard Equity Franchise Portfolio
Common Stocks | 96.3%
Belgium | 2.0%
Anheuser-Busch InBev SA	39,743	$2,188,572
Germany | 10.4%
Fresenius Medical Care AG & Co. KGaA	156,190	6,746,003
Knorr-Bremse AG	71,127	4,523,251
		11,269,254
Ireland | 1.5%
Kerry Group PLC, Class A	19,832	1,655,534
Italy | 6.0%
Nexi SpA (*)	703,756	4,295,427
Snam SpA	463,541	2,176,154
		6,471,581
Luxembourg | 3.4%
SES SA	553,272	3,623,398
United Kingdom | 10.0%
National Grid PLC	455,430	5,436,353
United Utilities Group PLC	465,635	5,369,132
		10,805,485
United States | 63.0%
Alphabet, Inc., Class C (*)	24,094	3,176,794
Cognizant Technology Solutions Corp., Class A	64,424	4,364,082
CSX Corp.	23,576	724,962
CVS Health Corp.	103,460	7,223,577
DaVita, Inc. (*)	23,074	2,181,185
eBay, Inc.	154,380	6,806,614
Ferrovial SE	144,130	4,394,696
Fiserv, Inc. (*)	18,785	2,121,954
H&R Block, Inc.	173,973	7,491,277
Henry Schein, Inc. (*)	37,714	2,800,265
International Game Technology PLC	144,650	4,385,788
Kraft Heinz Co.	34,000	1,143,760
Norfolk Southern Corp.	14,334	2,822,795
Omnicom Group, Inc.	88,239	6,572,041
Pediatrix Medical Group, Inc. (*)	255,979	3,253,493
Scotts Miracle-Gro Co.	21,505	1,111,378
Tapestry, Inc.	72,867	2,094,926
Visa, Inc., A Shares	23,381	5,377,864
		68,047,451
Total Common Stocks (Cost $101,809,911)		104,061,275
Description	Shares	Fair Value
Preferred Stocks | 1.1%
Germany | 1.1%
Henkel AG & Co. KGaA (Cost $1,189,232)	16,765	$1,196,558
Short-Term Investments | 3.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $3,812,833)	3,812,833	3,812,833
Total Investments | 100.9% (Cost $106,811,976)		$109,070,666
Liabilities in Excess of Cash and Other Assets | (0.9)%		(991,774)
Net Assets | 100.0%		$108,078,892

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio
Common Stocks | 98.4%
Australia | 1.0%
Computershare Ltd.	51,258	$857,426
Canada | 4.8%
Dollarama, Inc.	18,457	1,271,641
National Bank of Canada	25,842	1,716,711
Toromont Industries Ltd.	15,511	1,263,263
		4,251,615
China | 2.5%
NXP Semiconductors NV	6,745	1,348,460
Tencent Holdings Ltd.	22,223	861,254
		2,209,714
Denmark | 0.8%
Carlsberg AS, Class B	5,807	731,746
Finland | 0.8%
Kone Oyj, Class B	18,012	759,448
France | 4.5%
Legrand SA	8,312	762,848
LVMH Moet Hennessy Louis Vuitton SE	1,714	1,293,087
Pernod Ricard SA	5,007	833,470
Thales SA	7,869	1,104,126
		3,993,531
Germany | 0.9%
Merck KGaA	4,802	802,611
Hong Kong | 0.9%
AIA Group Ltd.	101,383	820,094
India | 1.3%
HDFC Bank Ltd. ADR	19,702	1,162,615
Japan | 3.1%
BayCurrent Consulting, Inc.	18,000	601,438
Kadokawa Corp.	36,800	736,057
Nintendo Co. Ltd.	22,100	920,692
Shimano, Inc.	3,900	526,608
		2,784,795
Netherlands | 3.5%
ASM International NV	2,130	889,486
Wolters Kluwer NV	18,278	2,213,571
		3,103,057
Spain | 1.1%
Industria de Diseno Textil SA	26,348	980,655
Sweden | 1.6%
Assa Abloy AB, Class B	24,606	536,062
Description	Shares	Fair Value
Hexagon AB, B Shares	104,344	$888,063
		1,424,125
Switzerland | 4.1%
ABB Ltd.	40,479	1,446,568
Partners Group Holding AG	982	1,104,996
Swatch Group AG	4,464	1,144,530
		3,696,094
Taiwan | 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,848	1,550,991
United Kingdom | 6.8%
Coca-Cola Europacific Partners PLC	19,421	1,213,424
Diageo PLC	30,953	1,141,510
RELX PLC	58,930	1,988,712
Unilever PLC	33,791	1,667,523
		6,011,169
United States | 59.0%
Accenture PLC, Class A	7,679	2,358,298
Alphabet, Inc., Class A (*)	28,952	3,788,659
Amazon.com, Inc. (*)	22,502	2,860,454
Amphenol Corp., Class A	13,787	1,157,970
Aon PLC, Class A	6,324	2,050,367
Avery Dennison Corp.	4,229	772,511
Bank of America Corp.	32,489	889,549
Booz Allen Hamilton Holding Corp.	16,879	1,844,368
BRP, Inc.	10,077	762,758
Charles Schwab Corp.	20,736	1,138,406
Coca-Cola Co.	27,302	1,528,366
Danaher Corp.	7,836	1,944,112
Deere & Co.	2,640	996,283
Estee Lauder Cos., Inc., Class A	6,192	895,054
Intercontinental Exchange, Inc.	15,606	1,716,972
IQVIA Holdings, Inc. (*)	8,906	1,752,256
Johnson & Johnson	11,830	1,842,523
McDonald’s Corp.	4,688	1,235,007
Microsoft Corp.	12,474	3,938,666
Motorola Solutions, Inc.	6,331	1,723,551
NIKE, Inc., Class B	9,541	912,310
Procter & Gamble Co.	10,173	1,483,834
PTC, Inc. (*)	8,752	1,239,983
Rockwell Automation, Inc.	4,153	1,187,218
S&P Global, Inc.	4,121	1,505,855
Sysco Corp.	9,846	650,328
Texas Instruments, Inc.	8,790	1,397,698
Thermo Fisher Scientific, Inc.	3,991	2,020,124

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio (concluded)
TopBuild Corp. (*)	3,083	$775,683
UnitedHealth Group, Inc.	2,629	1,325,516
Visa, Inc., A Shares	8,281	1,904,713
Warner Music Group Corp., Class A	16,233	509,716
Wells Fargo & Co.	25,555	1,044,177
Zoetis, Inc.	7,476	1,300,674
		52,453,959
Total Common Stocks (Cost $65,172,052)		87,593,645
Short-Term Investments | 1.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $1,292,335)	1,292,335	1,292,335
Total Investments | 99.9% (Cost $66,464,387)		$88,885,980
Cash and Other Assets in Excess of Liabilities | 0.1%		71,105
Net Assets | 100.0%		$88,957,085

Description	Shares	Fair Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 90.4%
Australia | 5.8%
Atlas Arteria Ltd. (^)	83,962,746	$298,389,705
Transurban Group	21,382,136	174,123,679
		472,513,384
Canada | 2.9%
Algonquin Power & Utilities Corp.	5,675,300	33,594,266
Canadian National Railway Co.	1,889,473	204,618,136
		238,212,402
France | 5.8%
Eutelsat Communications SA (^)	13,450,587	79,310,668
Vinci SA	3,581,805	396,529,977
		475,840,645
Hong Kong | 3.9%
CK Infrastructure Holdings Ltd.	25,126,500	118,883,802
Power Assets Holdings Ltd.	41,468,265	200,020,930
		318,904,732
Italy | 13.3%
Hera SpA	69,843,401	190,760,394
Italgas SpA	38,265,997	195,714,402
Snam SpA	78,471,499	368,394,754
Terna - Rete Elettrica Nazionale	44,253,518	332,915,681
		1,087,785,231
Luxembourg | 1.7%
SES SA (^)	21,066,589	137,965,834
Portugal | 0.9%
REN - Redes Energeticas Nacionais SGPS SA	28,915,003	73,911,957
Spain | 2.2%
Aena SME SA	1,113,200	167,443,315
Atlantica Sustainable Infrastructure PLC	727,190	13,889,329
		181,332,644
Switzerland | 1.9%
Flughafen Zurich AG	831,615	158,565,756
United Kingdom | 18.9%
National Grid PLC	55,652,279	664,307,207
Pennon Group PLC (^)	14,334,169	102,028,824
Severn Trent PLC	14,165,081	408,142,612
United Utilities Group PLC	32,204,383	371,341,461
		1,545,820,104
United States | 33.1%
American Electric Power Co., Inc.	2,470,586	185,837,479
CSX Corp.	13,257,836	407,678,457
Description	Shares	Fair Value
Exelon Corp.	8,340,015	$315,169,167
Ferrovial SE	20,887,335	636,879,831
Norfolk Southern Corp.	3,406,819	670,904,866
Pinnacle West Capital Corp.	2,241,619	165,162,488
PPL Corp.	6,816,300	160,592,028
Union Pacific Corp.	795,200	161,926,576
		2,704,150,892
Total Common Stocks (Cost $7,600,064,702)		7,395,003,581
Short-Term Investments | 9.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $776,917,089)	776,917,089	776,917,089
Total Investments | 99.9% (Cost $8,376,981,791) (»)		$8,171,920,670
Cash and Other Assets in Excess of Liabilities | 0.1%		9,440,678
Net Assets | 100.0%		$8,181,361,348

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at September 30, 2023:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	13,383,003	USD	14,843,521	SSB	12/27/23	$—	$81,108
USD	60,735,215	AUD	93,788,696	BNP	12/27/23	255,132	—
USD	108,956,996	AUD	168,234,120	CIT	12/27/23	470,431	—
USD	126,301,855	AUD	194,953,894	HSB	12/27/23	584,918	—
USD	97,636,417	AUD	150,725,237	MSC	12/27/23	440,538	—
USD	118,225,661	AUD	182,563,928	SSB	12/27/23	498,452	—
USD	5,911,580	CAD	7,936,858	BNP	12/27/23	59,938	—
USD	63,630,208	CAD	85,457,915	CIT	12/27/23	624,275	—
USD	77,880,203	CAD	104,578,705	HSB	12/27/23	777,001	—
USD	38,508,799	CAD	51,721,014	MSC	12/27/23	376,219	—
USD	72,867,027	CAD	97,861,510	SCB	12/27/23	716,240	—
USD	37,808,311	CHF	33,628,905	BNP	12/27/23	713,215	—
USD	61,486,131	CHF	54,650,103	SCB	12/27/23	1,203,144	—
USD	74,848,795	CHF	66,581,446	SSB	12/27/23	1,404,679	—
USD	334,529,439	EUR	311,045,214	BNP	12/27/23	4,320,594	—
USD	433,241,287	EUR	402,598,695	CAN	12/27/23	5,838,312	—
USD	245,887,928	EUR	228,498,294	CIT	12/27/23	3,311,755	—
USD	62,595,954	EUR	58,657,601	HSB	12/27/23	324,433	—
USD	312,931,156	EUR	290,745,798	HSB	12/27/23	4,272,384	—
USD	369,197,326	EUR	343,204,717	MEL	12/27/23	4,847,618	—
USD	525,394,083	EUR	487,948,432	RBC	12/27/23	7,382,937	—
USD	407,936,458	EUR	379,251,752	SSB	12/27/23	5,318,842	—
USD	175,751,217	GBP	141,628,060	CAN	12/27/23	2,841,386	—
USD	112,993,840	GBP	92,422,542	HSB	12/27/23	157,683	—
USD	418,729,715	GBP	337,343,829	HSB	12/27/23	6,875,845	—
USD	219,383,737	GBP	176,771,258	MSC	12/27/23	3,568,536	—
USD	356,853,083	GBP	287,543,579	RBC	12/27/23	5,798,979	—
USD	275,783,445	GBP	222,226,789	SSB	12/27/23	4,472,827	—
USD	89,555,791	HKD	699,287,435	BNP	12/27/23	102,248	—
USD	64,023,898	HKD	499,931,502	HSB	12/27/23	72,164	—
USD	101,520,672	HKD	792,781,015	MSC	12/27/23	107,338	—
USD	9,673,823	HKD	75,539,980	SCB	12/27/23	10,674	—
USD	71,085,268	HKD	555,119,073	SSB	12/27/23	73,885	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$67,822,622	$81,108

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio
Common Stocks | 99.7%
Austria | 0.7%
BAWAG Group AG	1,546	$71,024
Canada | 4.2%
Canadian Pacific Kansas City Ltd.	1,872	139,148
Toromont Industries Ltd.	1,815	147,819
Trisura Group Ltd. (*)	5,637	125,045
		412,012
China | 3.1%
Tencent Holdings Ltd.	3,200	124,016
Wuxi Biologics Cayman, Inc. (*)	21,000	123,337
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	15,100	56,266
		303,619
Denmark | 5.6%
Genmab AS (*)	263	93,071
Novo Nordisk AS, Class B	4,026	366,228
Vestas Wind Systems AS (*)	4,208	89,817
		549,116
France | 1.5%
Pernod Ricard SA	863	143,656
Germany | 4.1%
Continental AG	1,213	85,701
Gerresheimer AG	1,577	165,683
Hensoldt AG	2,206	65,081
MTU Aero Engines AG	427	77,580
		394,045
Hong Kong | 1.6%
AIA Group Ltd.	18,600	150,457
India | 1.4%
HDFC Bank Ltd. ADR	2,226	131,356
Ireland | 1.0%
Ryanair Holdings PLC ADR (*)	1,030	100,126
Israel | 3.9%
Bank Leumi Le-Israel BM	23,037	190,481
Tel Aviv Stock Exchange Ltd. (*)	32,059	184,119
		374,600
Italy | 1.1%
BFF Bank SpA	10,930	109,180
Japan | 7.1%
Advantest Corp.	3,200	88,957
BayCurrent Consulting, Inc.	5,100	170,407
Hoya Corp.	900	92,748
Description	Shares	Fair Value
Kadokawa Corp.	3,100	$62,005
Koito Manufacturing Co. Ltd.	5,000	75,421
Nippon Sanso Holdings Corp.	2,400	56,881
Renesas Electronics Corp. (*)	9,700	148,823
		695,242
Mexico | 1.8%
Arca Continental SAB de CV	19,500	177,103
Netherlands | 3.7%
Akzo Nobel NV	904	65,237
ASML Holding NV	155	91,022
Universal Music Group NV	7,891	205,203
		361,462
Portugal | 1.3%
EDP - Energias de Portugal SA	30,647	127,533
Switzerland | 2.2%
ABB Ltd.	2,665	95,237
Idorsia Ltd. (*)	3,447	9,628
Partners Group Holding AG	100	112,525
		217,390
Taiwan | 2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	16,000	259,650
United Kingdom | 4.9%
Allfunds Group PLC	11,020	60,835
Coca-Cola Europacific Partners PLC	3,196	200,282
RELX PLC	6,366	214,833
		475,950
United States | 47.8%
Accenture PLC, Class A	619	190,101
Advanced Micro Devices, Inc. (*)	1,125	115,672
Alphabet, Inc., Class A (*)	3,441	450,289
Amphenol Corp., Class A	2,209	185,534
Analog Devices, Inc.	579	101,377
Aon PLC, Class A	610	197,774
Applied Materials, Inc.	1,205	166,832
Aptiv PLC (*)	1,048	103,322
Bank of America Corp.	3,382	92,599
Boston Scientific Corp. (*)	1,990	105,072
CyberArk Software Ltd. (*)	195	31,935
Estee Lauder Cos., Inc., Class A	741	107,112
Helmerich & Payne, Inc.	2,397	101,058
Intercontinental Exchange, Inc.	1,781	195,946
IQVIA Holdings, Inc. (*)	1,221	240,232
Johnson & Johnson	243	37,847
Marsh & McLennan Cos., Inc.	551	104,855

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio (concluded)
Microsoft Corp.	1,830	$577,822
S&P Global, Inc.	821	300,002
Synopsys, Inc. (*)	349	160,181
Thermo Fisher Scientific, Inc.	584	295,603
UnitedHealth Group, Inc.	646	325,707
Visa, Inc., A Shares	721	165,837
Watsco, Inc. NA	258	97,452
Zoetis, Inc.	1,224	212,952
		4,663,113
Total Common Stocks (Cost $9,908,109)		9,716,634
Short-Term Investments | 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $130,771)	130,771	130,771
Total Investments | 101.0% (Cost $10,038,880)		$9,847,405
Liabilities in Excess of Cash and Other Assets | (1.0)%		(99,928)
Net Assets | 100.0%		$9,747,477

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio
Common Stocks | 96.6%
Australia | 4.7%
Allkem Ltd. (*)	426	$3,210
Aristocrat Leisure Ltd.	890	23,355
BlueScope Steel Ltd.	674	8,417
Brambles Ltd.	3,474	31,974
Cochlear Ltd.	60	9,835
Coronado Global Resources, Inc.	2,153	2,696
New Hope Corp. Ltd.	650	2,649
Northern Star Resources Ltd.	418	2,798
Perseus Mining Ltd.	6,667	6,997
Pilbara Minerals Ltd.	5,100	14,038
Qantas Airways Ltd. (*)	2,778	9,247
Ramelius Resources Ltd.	3,676	3,364
Sonic Healthcare Ltd.	863	16,511
South32 Ltd.	1,034	2,262
		137,353
Brazil | 0.4%
Banco Santander Brasil SA	400	2,073
Cia de Saneamento do Parana	700	3,183
Klabin SA	700	3,316
Vale SA	200	2,689
		11,261
Canada | 8.0%
Agnico Eagle Mines Ltd.	195	8,861
ARC Resources Ltd.	311	4,964
Canadian Natural Resources Ltd.	100	6,467
CGI, Inc. (*)	313	30,852
Constellation Software, Inc.	26	53,676
Dollarama, Inc.	580	39,961
Element Fleet Management Corp.	502	7,203
iA Financial Corp., Inc.	68	4,266
Manulife Financial Corp.	2,269	41,463
Metro, Inc.	153	7,946
Shopify, Inc. Class A (*)	129	7,041
Torex Gold Resources, Inc. (*)	741	7,709
Tourmaline Oil Corp.	224	11,272
Vermilion Energy, Inc.	205	2,999
		234,680
China | 9.8%
Alibaba Group Holding Ltd. (*)	3,000	32,524
Alibaba Group Holding Ltd. ADR (*)	94	8,154
Baidu, Inc. ADR (*)	68	9,136
Bank of China Ltd., Class H	29,000	10,153
Description	Shares	Fair Value
Beijing Enterprises Holdings Ltd.	1,500	$5,168
China Longyuan Power Group Corp. Ltd., Class H	19,000	16,633
China Merchants Bank Co. Ltd., Class H	500	2,074
China Overseas Property Holdings Ltd.	5,000	5,601
China Tower Corp. Ltd., Class H	190,000	18,182
China Yongda Automobiles Services Holdings Ltd.	7,000	2,710
Contemporary Amperex Technology Co. Ltd., Class A	200	5,607
CSPC Pharmaceutical Group Ltd.	10,000	7,310
Foxconn Industrial Internet Co. Ltd., Class A	1,800	4,854
Haidilao International Holding Ltd.	4,000	10,668
Hisense Home Appliances Group Co. Ltd., Class H	1,000	2,547
JD.com, Inc., Class A	350	5,087
KE Holdings, Inc. ADR	208	3,228
Kunlun Energy Co. Ltd.	4,000	3,441
NetEase, Inc.	1,300	26,098
PDD Holdings, Inc. (*)	79	7,747
PetroChina Co. Ltd., Class H	14,000	10,510
PICC Property & Casualty Co. Ltd., Class H	2,000	2,558
Ping An Insurance Group Co. of China Ltd., Class H	3,000	16,993
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	200	7,406
Sinopharm Group Co. Ltd., Class H	800	2,322
Tencent Holdings Ltd.	700	27,129
Tencent Music Entertainment Group ADR (*)	1,324	8,447
Vipshop Holdings Ltd. ADR (*)	478	7,653
Yangzijiang Shipbuilding Holdings Ltd.	9,600	11,650
ZTO Express Cayman, Inc. ADR	204	4,931
		286,521
Colombia | 0.1%
Bancolombia SA ADR	78	2,081
Denmark | 4.3%
AP Moller - Maersk AS, Class B	9	16,219
Novo Nordisk AS, Class B	1,118	101,700
Pandora AS	67	6,907
		124,826
France | 6.3%
AXA SA	586	17,358
BNP Paribas SA	458	29,158
Capgemini SE	68	11,807
Cie de Saint-Gobain SA	397	23,784
Hermes International SCA	12	21,815

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (continued)
La Francaise des Jeux SAEM	434	$14,094
Rexel SA	145	3,245
Societe Generale SA	408	9,870
Verallia SA	270	10,616
Vinci SA	394	43,618
		185,365
Germany | 2.5%
Beiersdorf AG	45	5,811
Deutsche Bank AG	1,377	15,205
Deutsche Post AG	85	3,464
GEA Group AG	62	2,292
Hapag-Lloyd AG	21	3,823
Hugo Boss AG	66	4,178
Infineon Technologies AG	848	28,124
Merck KGaA	7	1,170
Muenchener Rueckversicherungs-Gesellschaft AG	16	6,242
Rational AG	3	1,899
		72,208
Greece | 0.5%
Eurobank Ergasias Services & Holdings SA, Class A (*)	3,920	6,037
National Bank of Greece SA (*)	979	5,518
Piraeus Financial Holdings SA (*)	1,153	3,418
		14,973
Hong Kong | 1.5%
Link REIT	2,000	9,749
Swire Pacific Ltd., Class A	2,000	13,503
United Energy Group Ltd.	30,000	4,405
WH Group Ltd.	31,500	16,436
		44,093
India | 4.2%
Dr Reddy’s Laboratories Ltd. ADR	501	33,502
GAIL India Ltd. GDR	1,510	13,515
Larsen & Toubro Ltd. GDR	405	14,701
Mahindra & Mahindra Ltd. GDR	693	13,063
Reliance Industries Ltd. GDR	193	10,789
State Bank of India GDR	496	35,811
		121,381
Indonesia | 0.8%
Bank Mandiri Persero Tbk PT	1,144	17,709
Bank Rakyat Indonesia Persero Tbk PT	184	3,114
First Resources Ltd.	2,300	2,568
		23,391
Description	Shares	Fair Value
Ireland | 0.6%
AerCap Holdings NV (*)	177	$11,092
Ryanair Holdings PLC ADR (*)	61	5,930
		17,022
Israel | 0.1%
Check Point Software Technologies Ltd. (*)	22	2,932
Italy | 2.8%
Banco BPM SpA	1,925	9,183
Buzzi SpA	104	2,848
Ferrari NV	120	35,366
Poste Italiane SpA	296	3,112
Telecom Italia SpA (*)	8,924	2,787
UniCredit SpA	1,134	27,136
		80,432
Japan | 14.5%
Bandai Namco Holdings, Inc.	400	8,135
Chugai Pharmaceutical Co. Ltd.	700	21,690
Daiwa Securities Group, Inc.	600	3,462
Denso Corp.	800	12,840
East Japan Railway Co.	100	5,723
Electric Power Development Co. Ltd.	300	4,854
Honda Motor Co. Ltd.	1,500	16,866
Japan Post Bank Co. Ltd.	1,700	14,770
Japan Post Holdings Co. Ltd.	6,500	51,964
Japan Tobacco, Inc.	2,000	46,026
JFE Holdings, Inc.	400	5,878
Komatsu Ltd.	100	2,703
Lawson, Inc.	100	4,596
Mitsui & Co. Ltd.	600	21,747
Mizuho Financial Group, Inc.	2,900	49,122
MS&AD Insurance Group Holdings, Inc.	200	7,315
NSK Ltd.	1,000	5,624
Ono Pharmaceutical Co. Ltd.	600	11,508
ORIX Corp.	700	13,070
Otsuka Holdings Co. Ltd.	1,000	35,575
Panasonic Holdings Corp.	300	3,373
Sega Sammy Holdings, Inc.	200	3,689
Shin-Etsu Chemical Co. Ltd.	665	19,301
SKY Perfect JSAT Holdings, Inc.	1,200	5,594
Softbank Corp.	800	9,047
Subaru Corp.	300	5,828
Takara Holdings, Inc.	300	2,409
Tokyo Kiraboshi Financial Group, Inc.	100	3,012
Toyota Motor Corp.	1,000	17,969

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (continued)
Yakult Honsha Co. Ltd.	400	$9,716
		423,406
Luxembourg | 0.1%
Reinet Investments SCA	130	2,843
Mexico | 0.9%
Arca Continental SAB de CV	300	2,725
Cemex SAB de CV ADR (*)	875	5,687
Coca-Cola Femsa SAB de CV ADR	145	11,374
Kimberly-Clark de Mexico SAB de CV, Class A	2,900	5,774
		25,560
Netherlands | 3.0%
ASML Holding NV	90	52,851
Wolters Kluwer NV	291	35,242
		88,093
Philippines | 0.2%
International Container Terminal Services, Inc.	1,510	5,517
Poland | 0.3%
ORLEN SA	752	10,072
Portugal | 0.4%
Jeronimo Martins SGPS SA	532	11,940
Saudi Arabia | 0.8%
Arabian Internet & Communications Services Co.	140	11,958
Saudi Chemical Co. Holding	2,612	3,186
Saudi Telecom Co.	710	7,119
		22,263
Singapore | 1.3%
Singapore Airlines Ltd.	500	2,361
STMicroelectronics NV	825	35,545
		37,906
South Africa | 0.5%
Gold Fields Ltd. ADR	1,277	13,868
South Korea | 3.8%
DB Insurance Co. Ltd.	106	7,020
Doosan Bobcat, Inc.	251	9,432
Hyundai Rotem Co. Ltd. (*)	110	2,266
Industrial Bank of Korea	355	2,945
KB Financial Group, Inc.	151	6,211
Kia Corp.	481	28,870
Meritz Financial Group, Inc.	195	7,975
POSCO Holdings, Inc.	10	3,919
Samsung Electronics Co. Ltd.	799	40,481
Description	Shares	Fair Value
Samsung SDI Co. Ltd.	6	$2,275
		111,394
Spain | 2.5%
Banco Santander SA	757	2,874
Iberdrola SA	4,030	44,997
Industria de Diseno Textil SA	666	24,788
		72,659
Sweden | 1.1%
Atlas Copco AB, A Shares	990	13,264
Betsson AB, Class B	811	8,923
SKF AB, B Shares	288	4,775
Volvo AB, B Shares	204	4,199
		31,161
Switzerland | 2.5%
Belimo Holding AG	11	5,214
Georg Fischer AG	79	4,432
Novartis AG	208	21,225
UBS Group AG	1,683	41,600
		72,471
Taiwan | 4.8%
Accton Technology Corp.	1,000	15,274
Delta Electronics, Inc.	4,000	40,214
Grape King Bio Ltd.	2,000	9,665
International Games System Co. Ltd.	1,000	20,213
Micro-Star International Co. Ltd.	2,000	10,174
Taiwan Semiconductor Manufacturing Co. Ltd.	2,000	32,456
Unimicron Technology Corp.	1,000	5,386
United Microelectronics Corp.	5,000	7,010
		140,392
Thailand | 0.4%
Bumrungrad Hospital PCL (‡)	1,700	12,512
Turkey | 0.5%
Haci Omer Sabanci Holding AS ADR	17,413	7,905
Turkcell Iletisim Hizmetleri AS ADR	1,605	7,592
		15,497
United Kingdom | 8.2%
3i Group PLC	572	14,397
4imprint Group PLC	59	3,748
Ashtead Group PLC	115	6,990
AstraZeneca PLC ADR	95	6,433
BAE Systems PLC	265	3,217
Barclays PLC	4,618	8,944
BP PLC	648	4,184

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (concluded)
Britvic PLC	464	$4,923
Centrica PLC	5,480	10,288
Compass Group PLC	366	8,916
Global Ship Lease, Inc., Class A	164	3,008
HSBC Holdings PLC	1,424	11,156
IG Group Holdings PLC	381	2,978
International Consolidated Airlines Group SA (*)	8,077	14,534
J Sainsbury PLC	865	2,661
Johnson Service Group PLC	4,049	6,645
Man Group PLC	1,910	5,190
Marks & Spencer Group PLC (*)	2,963	8,525
NatWest Group PLC	2,647	7,574
RELX PLC	202	6,812
Rolls-Royce Holdings PLC (*)	2,761	7,401
Standard Chartered PLC	4,079	37,698
Tesco PLC	1,486	4,778
Unilever PLC	743	36,783
Virgin Money UK PLC	2,707	5,558
Vodafone Group PLC	5,526	5,160
		238,501
United States | 4.2%
GSK PLC	1,791	32,377
Nestle SA	102	11,518
Roche Holding AG	144	39,278
Schneider Electric SE	121	19,949
Stellantis NV	981	18,806
		121,928
Total Common Stocks (Cost $2,729,381)		2,816,502
Preferred Stocks | 3.2%
Brazil | 1.2%
Petroleo Brasileiro SA	5,000	34,457
Germany | 2.0%
Bayerische Motoren Werke AG	582	54,340
Dr Ing hc F Porsche AG	24	2,257
Schaeffler AG	381	2,197
		58,794
Total Preferred Stocks (Cost $96,448)		93,251
Description	Shares	Fair Value
Warrants | 0.0%
Canada | 0.0%
Constellation Software, Inc. Expires 03/31/40 (*), (¢)	26	$0
Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $34,675)	34,675	34,675
Total Investments | 101.0% (Cost $2,860,504)		$2,944,428
Liabilities in Excess of Cash and Other Assets | (1.0)%		(28,605)
Net Assets | 100.0%		$2,915,823

Description	Shares	Fair Value
Lazard International Equity Portfolio
Common Stocks | 93.3%
Belgium | 0.9%
KBC Group NV	157,239	$9,803,450
Canada | 3.8%
Gildan Activewear, Inc.	341,879	9,582,428
Suncor Energy, Inc.	682,373	23,466,698
TMX Group Ltd.	419,135	9,007,584
		42,056,710
China | 4.5%
Alibaba Group Holding Ltd. (*)	1,313,100	14,235,836
Autohome, Inc. ADR	282,122	8,562,403
ENN Energy Holdings Ltd.	1,068,200	8,828,793
ESR Group Ltd.	4,063,200	5,697,148
Li Ning Co. Ltd.	1,787,500	7,507,284
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,283,186	4,781,398
		49,612,862
Denmark | 1.6%
AP Moller - Maersk AS, Class B	3,521	6,345,222
Carlsberg AS, Class B	87,484	11,023,953
		17,369,175
Finland | 1.8%
Nordea Bank Abp	1,818,818	19,986,676
France | 12.6%
Air Liquide SA	123,126	20,748,825
Airbus SE	109,084	14,593,522
Bureau Veritas SA	554,889	13,745,468
Capgemini SE	81,009	14,066,298
Engie SA	2,079,616	31,887,601
Orange SA	1,317,882	15,123,235
Pernod Ricard SA	80,764	13,444,045
Thales SA	110,555	15,512,338
		139,121,332
Germany | 10.6%
Continental AG	242,969	17,166,288
Covestro AG (*)	173,510	9,365,396
Infineon Technologies AG	343,437	11,390,063
Merck KGaA	111,959	18,712,928
MTU Aero Engines AG	38,218	6,943,704
Rheinmetall AG	50,896	13,122,124
SAP SE	122,331	15,879,299
Siemens Healthineers AG	298,600	15,167,341
Description	Shares	Fair Value
Vonovia SE	382,668	$9,222,901
		116,970,044
Hong Kong | 1.1%
AIA Group Ltd.	1,467,000	11,866,660
Ireland | 1.9%
Ryanair Holdings PLC ADR (*)	216,297	21,026,231
Israel | 1.4%
Bank Leumi Le-Israel BM	1,883,377	15,572,614
Italy | 2.3%
Enel SpA	2,652,084	16,273,800
UniCredit SpA	371,236	8,883,411
		25,157,211
Japan | 14.0%
Asics Corp.	359,600	12,555,386
Bandai Namco Holdings, Inc.	476,600	9,693,344
BayCurrent Consulting, Inc.	326,200	10,899,393
Daikin Industries Ltd.	99,700	15,641,457
Disco Corp.	55,000	10,100,144
Hitachi Ltd.	198,900	12,330,676
MatsukiyoCocokara & Co.	1,250,400	22,416,875
Recruit Holdings Co. Ltd.	281,400	8,665,563
Renesas Electronics Corp. (*)	601,900	9,234,663
Shimano, Inc.	44,800	6,049,244
Sumitomo Mitsui Financial Group, Inc.	422,900	20,731,904
Suzuki Motor Corp.	397,400	15,981,574
		154,300,223
Mexico | 1.7%
Arca Continental SAB de CV	2,008,712	18,243,519
Netherlands | 3.0%
Akzo Nobel NV	184,288	13,299,057
Universal Music Group NV	740,222	19,249,299
		32,548,356
Portugal | 0.7%
Galp Energia SGPS SA	486,332	7,204,118
Singapore | 1.1%
DBS Group Holdings Ltd.	513,720	12,614,134
South Africa | 1.2%
Anglo American PLC	458,459	12,693,050
Spain | 1.3%
Industria de Diseno Textil SA	377,812	14,061,905
Sweden | 1.0%
Sandvik AB	630,010	11,550,645

Description	Shares	Fair Value
Lazard International Equity Portfolio (concluded)
Switzerland | 2.1%
ABB Ltd.	417,986	$14,937,252
DSM-Firmenich AG	103,029	8,703,391
		23,640,643
Taiwan | 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	172,767	15,013,452
United Kingdom | 15.5%
3i Group PLC	882,276	22,207,267
BP PLC	4,280,898	27,641,098
Coca-Cola Europacific Partners PLC	335,280	21,010,792
Compass Group PLC	676,206	16,473,552
London Stock Exchange Group PLC	104,494	10,489,826
RELX PLC	1,166,677	39,345,727
Unilever PLC	505,724	24,956,539
WPP PLC	901,119	8,030,622
		170,155,423
United States | 7.8%
Aon PLC, Class A	99,192	32,160,030
ICON PLC (*)	101,001	24,871,496
Roche Holding AG	107,088	29,209,878
		86,241,404
Total Common Stocks (Cost $938,131,128)		1,026,809,837
Preferred Stocks | 2.0%
Brazil | 1.1%
Itau Unibanco Holding SA	2,169,000	11,741,351
Germany | 0.9%
Henkel AG & Co. KGaA	139,463	9,953,805
Total Preferred Stocks (Cost $22,175,054)		21,695,156
Short-Term Investments | 3.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $41,065,180)	41,065,180	41,065,180
Total Investments | 99.0% (Cost $1,001,371,362)		$1,089,570,173
Cash and Other Assets in Excess of Liabilities | 1.0%		10,646,685
Net Assets | 100.0%		$1,100,216,858

Description	Shares	Fair Value
Lazard International Equity Select Portfolio
Common Stocks | 95.7%
Belgium | 1.0%
KBC Group NV	8,372	$521,973
Canada | 2.2%
Suncor Energy, Inc.	32,197	1,107,250
China | 8.8%
Alibaba Group Holding Ltd. (*)	110,100	1,193,637
Autohome, Inc. ADR	10,996	333,728
ENN Energy Holdings Ltd.	74,700	617,404
ESR Group Ltd.	187,800	263,321
Li Ning Co. Ltd.	124,000	520,785
Sungrow Power Supply Co. Ltd., Class A	35,500	435,562
Tencent Holdings Ltd.	20,700	802,230
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	59,298	220,956
		4,387,623
Denmark | 3.9%
Carlsberg AS, Class B	4,448	560,497
Novo Nordisk AS, Class B	15,098	1,373,402
		1,933,899
Finland | 1.4%
Sampo Oyj, A Shares	15,537	671,698
France | 13.0%
Air Liquide SA	6,404	1,079,183
Airbus SE	7,120	952,531
Bureau Veritas SA	29,298	725,757
Capgemini SE	2,875	499,211
Engie SA	83,159	1,275,111
Legrand SA	6,646	609,948
Pernod Ricard SA	3,167	527,182
Thales SA	5,614	787,719
		6,456,642
Germany | 7.3%
Continental AG	9,488	670,348
Covestro AG (*)	8,235	444,493
Infineon Technologies AG	13,503	447,826
Merck KGaA	3,846	642,824
MTU Aero Engines AG	1,511	274,529
SAP SE	4,751	616,708
Siemens Healthineers AG	10,176	516,888
		3,613,616
Hong Kong | 2.0%
AIA Group Ltd.	122,000	986,866
Description	Shares	Fair Value
India | 2.2%
ICICI Bank Ltd. ADR	48,017	$1,110,153
Indonesia | 2.4%
Bank Mandiri Persero Tbk PT	2,167,400	844,954
Telkom Indonesia Persero Tbk PT ADR	15,495	373,430
		1,218,384
Ireland | 2.2%
Ryanair Holdings PLC ADR (*)	11,060	1,075,143
Japan | 9.0%
Bandai Namco Holdings, Inc.	18,300	372,195
Daikin Industries Ltd.	4,300	674,606
Disco Corp.	2,700	495,825
Hoya Corp.	6,200	638,932
Nomura Research Institute Ltd.	32,200	837,972
Recruit Holdings Co. Ltd.	13,200	406,487
Renesas Electronics Corp. (*)	22,500	345,207
Shimano, Inc.	2,200	297,061
Suzuki Motor Corp.	10,500	422,261
		4,490,546
Mexico | 1.9%
Grupo Financiero Banorte SAB de CV, Class O	110,300	924,741
Netherlands | 7.1%
Akzo Nobel NV	8,517	614,625
ASM International NV	1,223	510,724
IMCD NV	2,752	347,860
Shell PLC	22,894	726,885
Universal Music Group NV	36,066	937,888
Wolters Kluwer NV	3,372	408,369
		3,546,351
Singapore | 1.1%
DBS Group Holdings Ltd.	22,000	540,199
South Africa | 0.7%
Anglo American PLC	13,369	370,139
Spain | 0.3%
Amadeus IT Group SA	2,267	136,618
Switzerland | 3.4%
ABB Ltd.	17,069	609,982
Cie Financiere Richemont SA, Class A	5,164	629,194
DSM-Firmenich AG	5,550	468,837
		1,708,013
Taiwan | 3.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	97,000	1,574,125

Description	Shares	Fair Value
Lazard International Equity Select Portfolio (concluded)
United Kingdom | 14.6%
BP PLC	256,442	$1,655,806
Coca-Cola Europacific Partners PLC	9,268	580,792
Compass Group PLC	47,209	1,150,093
HSBC Holdings PLC	120,104	940,899
London Stock Exchange Group PLC	4,063	407,872
RELX PLC	45,750	1,542,901
Unilever PLC	20,261	999,843
		7,278,206
United States | 8.0%
Aon PLC, Class A	4,115	1,334,165
ICON PLC (*)	3,523	867,539
Linde PLC	1,926	720,557
Roche Holding AG	3,965	1,081,514
		4,003,775
Total Common Stocks (Cost $45,026,559)		47,655,960
Preferred Stocks | 1.9%
Brazil | 1.2%
Itau Unibanco Holding SA	106,500	576,512
Germany | 0.7%
Henkel AG & Co. KGaA	5,154	367,853
Total Preferred Stocks (Cost $886,471)		944,365
Short-Term Investments | 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $905,029)	905,029	905,029
Total Investments | 99.4% (Cost $46,818,059)		$49,505,354
Cash and Other Assets in Excess of Liabilities | 0.6%		316,338
Net Assets | 100.0%		$49,821,692

Description	Shares	Fair Value
Lazard International Quality Growth Portfolio
Common Stocks | 95.3%
Australia | 1.8%
Computershare Ltd.	227,104	$3,798,916
Canada | 7.6%
Dollarama, Inc.	99,587	6,861,293
National Bank of Canada	68,524	4,552,123
Toromont Industries Ltd.	56,726	4,619,937
		16,033,353
China | 2.1%
Tencent Holdings Ltd.	116,200	4,503,338
Denmark | 4.0%
Coloplast AS, Class B	22,606	2,385,346
Genmab AS (*)	17,217	6,092,756
		8,478,102
France | 8.0%
Legrand SA	47,426	4,352,603
LVMH Moet Hennessy Louis Vuitton SE	10,129	7,641,588
Pernod Ricard SA	29,542	4,917,587
		16,911,778
Germany | 4.7%
SAP SE	43,933	5,702,768
Scout24 SE	60,620	4,209,457
		9,912,225
Hong Kong | 1.6%
AIA Group Ltd.	423,200	3,423,293
India | 3.1%
HDFC Bank Ltd. ADR	111,337	6,569,996
Israel | 2.4%
Check Point Software Technologies Ltd. (*)	38,149	5,084,499
Japan | 9.9%
Advantest Corp.	166,800	4,636,883
Hoya Corp.	39,500	4,070,615
Keyence Corp.	11,300	4,199,886
Pigeon Corp.	75,400	851,562
Shimano, Inc.	13,700	1,849,881
SMS Co. Ltd.	141,300	2,403,720
Toei Animation Co. Ltd.	31,600	2,793,127
		20,805,674
Netherlands | 8.3%
ASML Holding NV	12,469	7,322,285
Universal Music Group NV	179,192	4,659,846
Description	Shares	Fair Value
Wolters Kluwer NV	45,247	$5,479,670
		17,461,801
Norway | 1.7%
AutoStore Holdings Ltd. (*)	862,479	1,212,239
Gjensidige Forsikring ASA	159,244	2,340,047
		3,552,286
South Africa | 2.4%
Clicks Group Ltd.	365,003	4,974,706
Spain | 2.6%
Industria de Diseno Textil SA	144,926	5,394,047
Sweden | 3.8%
Assa Abloy AB, Class B	211,544	4,608,660
Hexagon AB, B Shares	404,337	3,441,280
		8,049,940
Switzerland | 3.3%
Partners Group Holding AG	6,124	6,891,033
Taiwan | 4.0%
Lotes Co. Ltd.	73,000	1,862,930
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	77,014	6,692,517
		8,555,447
United Kingdom | 14.5%
Allfunds Group PLC	191,093	1,054,907
Dechra Pharmaceuticals PLC	75,387	3,482,615
Diageo PLC	128,737	4,747,670
Diploma PLC	48,518	1,772,571
London Stock Exchange Group PLC	47,404	4,758,739
RELX PLC	267,524	9,028,138
Unilever PLC	115,487	5,717,239
		30,561,879
United States | 9.5%
Accenture PLC, Class A	22,524	6,917,345
Aon PLC, Class A	28,344	9,189,692
BRP, Inc.	52,152	3,947,541
		20,054,578
Total Common Stocks (Cost $209,768,690)		201,016,891
Preferred Stocks | 1.2%
Germany | 1.2%
Sartorius AG (Cost $3,051,310)	7,589	2,575,214

Description	Shares	Fair Value
Lazard International Quality Growth Portfolio (Concluded)
Short-Term Investments | 3.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $6,815,197)	6,815,197	$6,815,197
Total Investments | 99.7% (Cost $219,635,197)		$210,407,302
Cash and Other Assets in Excess of Liabilities | 0.3%		584,073
Net Assets | 100.0%		$210,991,375

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio
Common Stocks | 95.9%
Australia | 6.0%
ALS Ltd.	14,970	$110,153
AUB Group Ltd.	9,840	184,235
GUD Holdings Ltd.	22,328	168,518
National Storage REIT	52,635	73,906
SmartGroup Corp. Ltd.	27,129	144,395
		681,207
Austria | 2.7%
BAWAG Group AG	3,616	166,122
Schoeller-Bleckmann Oilfield Equipment AG	2,370	139,655
		305,777
Belgium | 2.3%
Azelis Group NV	5,621	110,539
Shurgard Self Storage Ltd. REIT	3,858	152,817
		263,356
Canada | 4.5%
Descartes Systems Group, Inc. (*)	1,184	86,901
Dream Industrial REIT	19,327	182,704
Stelco Holdings, Inc.	1,841	50,869
Toromont Industries Ltd.	1,027	83,642
Trisura Group Ltd. (*)	4,608	102,219
		506,335
Denmark | 2.3%
Royal Unibrew AS	1,899	146,220
Zealand Pharma AS (*)	2,668	115,409
		261,629
Finland | 1.2%
Kemira Oyj	8,434	131,269
France | 2.0%
Gaztransport Et Technigaz SA	1,091	134,031
Remy Cointreau SA	777	94,661
		228,692
Germany | 8.0%
Covestro AG (*)	2,931	158,204
CTS Eventim AG & Co. KGaA	1,575	89,636
Gerresheimer AG	604	63,457
Hensoldt AG	5,057	149,191
JOST Werke SE	3,259	156,477
Sirius Real Estate Ltd.	179,713	188,370
Stabilus SE	1,857	103,955
		909,290
Description	Shares	Fair Value
Greece | 1.8%
JUMBO SA	7,627	$209,796
Ireland | 0.7%
Uniphar PLC	34,212	81,179
Israel | 2.0%
Camtek Ltd. (*)	1,446	89,994
Israel Discount Bank Ltd., Class A	25,495	137,623
		227,617
Italy | 5.0%
Italgas SpA	38,679	197,827
Sanlorenzo SpA	3,812	143,014
Sesa SpA	971	101,777
SOL SpA	887	25,112
Tinexta SpA	6,265	102,348
		570,078
Japan | 27.4%
Ariake Japan Co. Ltd.	3,800	128,954
BayCurrent Consulting, Inc.	4,300	143,677
Bell System24 Holdings, Inc.	20,200	213,338
GMO internet group, Inc.	6,300	97,490
Hulic Co. Ltd.	23,600	211,657
Koito Manufacturing Co. Ltd.	6,600	99,556
MatsukiyoCocokara & Co.	10,500	188,242
MINEBEA MITSUMI, Inc.	6,800	110,916
MISUMI Group, Inc.	7,800	121,782
Nihon Kohden Corp.	7,200	177,786
Nippon Gas Co. Ltd.	12,700	188,215
Open House Group Co. Ltd.	3,600	122,140
Persol Holdings Co. Ltd.	73,000	118,760
Relo Group, Inc.	12,400	134,180
Shin Nippon Biomedical Laboratories Ltd.	8,500	106,284
Taiyo Yuden Co. Ltd.	4,300	116,372
TechnoPro Holdings, Inc.	6,835	148,587
Tokyo Century Corp.	3,400	135,606
Trend Micro, Inc.	2,900	109,867
Trusco Nakayama Corp.	6,900	112,994
USS Co. Ltd.	10,400	171,961
Zenkoku Hosho Co. Ltd.	5,042	165,624
		3,123,988
Jersey | 1.7%
JTC PLC	22,135	195,890
Mexico | 1.4%
Arca Continental SAB de CV	17,300	157,122
Netherlands | 5.1%
Aalberts NV	2,597	94,711

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio (concluded)
Akzo Nobel NV	1,862	$134,371
Arcadis NV	4,449	199,761
ASM International NV	376	157,017
		585,860
Norway | 0.9%
Crayon Group Holding ASA (*)	15,964	98,511
Portugal | 1.1%
Galp Energia SGPS SA	8,255	122,283
Spain | 1.3%
Bankinter SA	22,741	144,966
Sweden | 0.8%
Lindab International AB	6,447	94,212
Switzerland | 1.2%
Emmi AG	143	134,737
United Kingdom | 15.5%
Allfunds Group PLC	14,413	79,565
Auto Trader Group PLC	16,513	123,780
Britvic PLC	11,645	123,545
Cab Payments Holdings PLC	29,444	83,045
ConvaTec Group PLC	58,494	155,496
Dowlais Group PLC	88,599	115,803
Genuit Group PLC	25,639	102,746
GlobalData PLC	57,115	105,907
Jet2 PLC	10,879	143,196
Life Science REIT PLC	124,196	105,319
Marlowe PLC (*)	14,009	99,600
Tate & Lyle PLC	14,117	117,803
Urban Logistics REIT PLC	106,961	142,548
Volution Group PLC	27,797	122,163
Weir Group PLC	6,390	147,455
		1,767,971
United States | 1.0%
ICON PLC (*)	475	116,969
Total Common Stocks (Cost $12,092,411)		10,918,734
Short-Term Investments | 3.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $361,755)	361,755	361,755
Description	Fair Value
Total Investments | 99.1% (Cost $12,454,166)	$11,280,489
Cash and Other Assets in Excess of Liabilities | 0.9%	105,518
Net Assets | 100.0%	$11,386,007

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio
Common Stocks | 96.8%
Belgium | 0.9%
KBC Group NV	591,523	$36,879,948
Canada | 6.4%
CAE, Inc. (*)	2,483,303	57,975,732
Canadian Pacific Kansas City Ltd.	773,388	57,486,657
National Bank of Canada	890,899	59,183,373
Suncor Energy, Inc.	2,669,231	91,794,427
		266,440,189
China | 1.8%
Alibaba Group Holding Ltd. ADR (*)	481,616	41,775,372
ESR Group Ltd.	22,969,800	32,206,719
		73,982,091
Denmark | 9.9%
Carlsberg AS, Class B	816,915	102,940,339
Genmab AS (*)	148,261	52,466,641
Novo Nordisk AS, Class B	2,382,061	216,686,176
Vestas Wind Systems AS (*)	1,681,365	35,887,556
		407,980,712
Finland | 1.8%
Sampo Oyj, A Shares	1,742,414	75,328,351
France | 8.7%
Airbus SE	779,201	104,243,401
Bureau Veritas SA	2,304,876	57,095,381
Engie SA	3,486,709	53,463,132
Pernod Ricard SA	442,494	73,657,934
Thales SA	511,650	71,791,303
		360,251,151
Germany | 7.8%
Continental AG	1,016,582	71,823,728
Gerresheimer AG	374,578	39,353,927
Infineon Technologies AG	1,183,317	39,244,623
Merck KGaA	418,604	69,965,849
Schott Pharma AG & Co. KGaA (*)	847,720	28,357,415
Siemens AG	506,824	72,659,959
		321,405,501
Hong Kong | 1.4%
AIA Group Ltd.	7,148,200	57,822,264
India | 1.2%
HDFC Bank Ltd.	2,690,833	49,276,308
Ireland | 2.0%
Ryanair Holdings PLC ADR (*)	845,738	82,214,191
Description	Shares	Fair Value
Israel | 2.4%
Bank Leumi Le-Israel BM	12,061,704	$99,731,629
Italy | 1.2%
UniCredit SpA	2,121,243	50,759,821
Japan | 10.4%
Advantest Corp.	1,908,400	53,051,729
BayCurrent Consulting, Inc.	1,780,600	59,495,583
Daikin Industries Ltd.	414,700	65,060,304
Hoya Corp.	554,900	57,184,414
Kobe Bussan Co. Ltd.	1,749,800	41,038,003
Koito Manufacturing Co. Ltd.	2,410,200	36,355,971
Renesas Electronics Corp. (*)	4,560,700	69,972,630
Suzuki Motor Corp.	1,178,072	47,376,559
		429,535,193
Mexico | 2.0%
Arca Continental SAB de CV	9,165,000	83,238,342
Netherlands | 5.5%
Akzo Nobel NV	900,841	65,008,770
ASML Holding NV	113,577	66,696,859
Universal Music Group NV	3,760,838	97,799,704
		229,505,333
Portugal | 1.5%
EDP - Energias de Portugal SA	14,442,140	60,098,770
Singapore | 1.6%
DBS Group Holdings Ltd.	2,762,600	67,834,243
Sweden | 1.2%
Hexagon AB, B Shares	5,941,638	50,568,813
Switzerland | 3.0%
ABB Ltd.	1,381,380	49,365,342
Idorsia Ltd. (*)	1,277,594	3,568,473
Partners Group Holding AG	44,512	50,087,141
Sonova Holding AG	83,864	19,873,942
		122,894,898
Taiwan | 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,858,000	62,607,979
United Kingdom | 15.7%
Allfunds Group PLC	5,911,875	32,635,819
Coca-Cola Europacific Partners PLC	2,316,593	145,172,552
Compass Group PLC	3,847,268	93,726,124
HSBC Holdings PLC	12,782,789	100,140,766
Informa PLC	7,116,323	64,846,499
RELX PLC	4,887,340	164,823,635

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio (concluded)
WPP PLC	5,474,749	$48,790,050
		650,135,445
United States | 8.9%
Accenture PLC, Class A	300,602	92,317,880
Aon PLC, Class A	446,021	144,608,928
CyberArk Software Ltd. (*)	118,362	19,384,145
ICON PLC (*)	456,447	112,400,074
		368,711,027
Total Common Stocks (Cost $3,458,388,304)		4,007,202,199
Short-Term Investments | 1.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $61,943,730)	61,943,730	61,943,730
Total Investments | 98.3% (Cost $3,520,332,034)		$4,069,145,929
Cash and Other Assets in Excess of Liabilities | 1.7%		68,988,067
Net Assets | 100.0%		$4,138,133,996

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio
Common Stocks | 97.7%
Australia | 2.5%
Brambles Ltd.	10,046	$92,460
Coles Group Ltd.	10,061	100,199
Medibank Pvt Ltd.	31,322	69,236
Telstra Group Ltd.	54,733	135,348
Yancoal Australia Ltd.	10,729	35,647
		432,890
Austria | 0.3%
ANDRITZ AG	896	45,094
Belgium | 0.2%
Warehouses De Pauw CVA REIT	1,171	28,864
Bermuda | 0.3%
RenaissanceRe Holdings Ltd.	228	45,126
Canada | 2.5%
CGI, Inc. (*)	430	42,384
Constellation Software, Inc.	22	45,418
Dollarama, Inc.	656	45,197
Hydro One Ltd.	1,331	33,886
Manulife Financial Corp.	2,356	43,052
Metro, Inc.	3,458	179,590
Teekay Tankers Ltd., Class A	1,158	48,208
		437,735
China | 0.2%
Wilmar International Ltd.	16,300	44,323
Denmark | 1.0%
Novo Nordisk AS, Class B	1,990	181,022
France | 1.5%
Cie Generale des Etablissements Michelin SCA	1,727	52,932
Orange SA	18,543	212,789
		265,721
Germany | 0.6%
Beiersdorf AG	819	105,753
Hong Kong | 0.8%
Jardine Matheson Holdings Ltd.	800	37,121
Link REIT	7,700	37,534
Sun Hung Kai Properties Ltd.	3,500	37,227
WH Group Ltd.	63,500	33,133
		145,015
Israel | 0.5%
Bank Hapoalim BM	5,561	49,446
Description	Shares	Fair Value
Bezeq The Israeli Telecommunication Corp. Ltd.	32,877	$46,281
		95,727
Italy | 0.2%
Ferrari NV	132	38,902
Japan | 17.5%
ABC-Mart, Inc.	3,800	68,534
ANA Holdings, Inc. (*)	1,800	37,720
Central Japan Railway Co.	2,000	48,631
Chubu Electric Power Co., Inc.	7,300	93,382
Chugoku Electric Power Co., Inc.	6,300	38,858
Daiwa Securities Group, Inc.	11,700	67,509
East Japan Railway Co.	800	45,783
Electric Power Development Co. Ltd.	6,000	97,088
FUJIFILM Holdings Corp.	700	40,531
Hachijuni Bank Ltd.	17,800	98,382
Japan Post Bank Co. Ltd.	22,800	198,089
Japan Post Holdings Co. Ltd.	30,400	243,032
Japan Real Estate Investment Corp. REIT	28	109,200
Japan Tobacco, Inc.	2,300	52,930
KDDI Corp.	3,200	97,956
Kyushu Railway Co.	4,700	99,958
Lawson, Inc.	2,800	128,692
Mebuki Financial Group, Inc.	24,500	67,568
Mizuho Financial Group, Inc.	3,700	62,672
MS&AD Insurance Group Holdings, Inc.	2,900	106,069
Nagoya Railroad Co. Ltd.	2,700	39,866
Nihon Kohden Corp.	2,400	59,262
Ono Pharmaceutical Co. Ltd.	6,300	120,832
Osaka Gas Co. Ltd.	9,900	163,318
Otsuka Holdings Co. Ltd.	3,500	124,512
Rengo Co. Ltd.	6,200	42,606
Sankyo Co. Ltd.	700	31,959
Sega Sammy Holdings, Inc.	6,300	116,213
Seven & i Holdings Co. Ltd.	1,100	43,075
Shizuoka Financial Group, Inc.	6,500	52,865
Softbank Corp.	3,500	39,582
Sompo Holdings, Inc.	900	38,525
Tokyo Gas Co. Ltd.	11,700	265,879
Yamaguchi Financial Group, Inc.	5,700	49,866
Yamazaki Baking Co. Ltd.	1,900	34,928
		3,025,872
Netherlands | 0.5%
Koninklijke Ahold Delhaize NV	1,497	45,139

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (continued)
Koninklijke KPN NV	11,141	$36,720
		81,859
New Zealand | 0.5%
Spark New Zealand Ltd.	31,902	91,968
Norway | 0.3%
Orkla ASA	6,394	47,754
Singapore | 0.8%
Jardine Cycle & Carriage Ltd.	3,900	90,814
Sembcorp Industries Ltd.	11,600	43,124
		133,938
Spain | 0.2%
Iberdrola SA	3,265	36,455
Switzerland | 1.0%
Swisscom AG	282	167,527
United Kingdom | 2.9%
BAE Systems PLC	4,209	51,093
HSBC Holdings PLC	13,220	103,566
IG Group Holdings PLC	3,151	24,626
Serco Group PLC	18,656	33,828
Standard Chartered PLC	9,012	83,288
Unilever PLC	3,425	169,017
Vodafone Group PLC	42,303	39,502
		504,920
United States | 63.4%
AbbVie, Inc.	414	61,711
Activision Blizzard, Inc.	1,268	118,723
Agree Realty Corp. REIT	2,647	146,220
Allison Transmission Holdings, Inc.	1,375	81,207
Alnylam Pharmaceuticals, Inc. (*)	229	40,556
Alphabet, Inc., Class C (*)	938	123,675
Altria Group, Inc.	2,952	124,132
Amdocs Ltd.	2,722	229,982
Ameren Corp.	553	41,381
American Homes 4 Rent, Class A REIT	1,201	40,462
American International Group, Inc.	750	45,450
AMN Healthcare Services, Inc. (*)	551	46,934
Aon PLC, Class A	414	134,227
AptarGroup, Inc.	572	71,523
Arcosa, Inc.	567	40,767
Assurant, Inc.	340	48,817
AT&T, Inc.	4,041	60,696
Atmos Energy Corp.	388	41,101
Automatic Data Processing, Inc.	379	91,180
Becton Dickinson & Co.	173	44,726
Description	Shares	Fair Value
Biogen, Inc. (*)	269	$69,136
Boston Scientific Corp. (*)	1,149	60,667
Brady Corp., Class A	757	41,574
Bristol-Myers Squibb Co.	3,006	174,468
Broadcom, Inc.	100	83,058
Cadence Design Systems, Inc. (*)	152	35,614
Cal-Maine Foods, Inc.	2,487	120,421
Campbell Soup Co.	1,003	41,203
Cardinal Health, Inc.	449	38,982
Casey’s General Stores, Inc.	181	49,145
Cboe Global Markets, Inc.	285	44,520
CDW Corp.	425	85,748
Cencora, Inc.	813	146,316
Centene Corp. (*)	672	46,287
Chubb Ltd.	401	83,480
Cigna Group	225	64,366
Cirrus Logic, Inc. (*)	538	39,790
Cisco Systems, Inc.	2,961	159,183
Clearway Energy, Inc., Class C	2,707	57,280
Clorox Co.	851	111,532
Cognizant Technology Solutions Corp., Class A	931	63,066
Colgate-Palmolive Co.	3,284	233,525
CommVault Systems, Inc. (*)	816	55,170
Consolidated Edison, Inc.	2,498	213,654
Corebridge Financial, Inc.	2,556	50,481
Coterra Energy, Inc.	3,483	94,215
CTS Corp.	870	36,314
CVS Health Corp.	2,197	153,395
DaVita, Inc. (*)	440	41,593
Deckers Outdoor Corp. (*)	104	53,465
Deere & Co.	100	37,738
Electronic Arts, Inc.	846	101,858
Elevance Health, Inc.	79	34,398
Eli Lilly & Co.	287	154,156
Equinix, Inc. REIT	69	50,112
Everest Group Ltd.	309	114,846
Fiserv, Inc. (*)	1,110	125,386
Flowers Foods, Inc.	3,352	74,347
General Mills, Inc.	2,405	153,896
Gilead Sciences, Inc.	2,664	199,640
Global Payments, Inc.	421	48,579
Globe Life, Inc.	589	64,042
GoDaddy, Inc., Class A (*)	506	37,687
Graco, Inc.	1,437	104,729
GSK PLC	2,389	43,188
H&R Block, Inc.	1,131	48,701

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (concluded)
Haemonetics Corp. (*)	483	$43,267
Hershey Co.	1,074	214,886
Home Depot, Inc.	192	58,015
Huntington Ingalls Industries, Inc.	194	39,688
International Seaways, Inc.	1,145	51,525
J M Smucker Co.	469	57,645
Johnson & Johnson	615	95,786
Kellogg Co.	2,009	119,556
Kilroy Realty Corp. REIT	1,557	49,217
Kimberly-Clark Corp.	1,997	241,337
Kroger Co.	2,043	91,424
Lamb Weston Holdings, Inc.	388	35,874
Lockheed Martin Corp.	93	38,033
MasterCard, Inc., Class A	175	69,284
McDonald’s Corp.	710	187,042
McKesson Corp.	251	109,147
Merck & Co., Inc.	2,428	249,963
Meta Platforms, Inc., Class A (*)	132	39,628
Microsoft Corp.	113	35,680
Molina Healthcare, Inc. (*)	189	61,971
MSC Industrial Direct Co., Inc. Class A	512	50,253
Nasdaq, Inc.	1,083	52,623
National Fuel Gas Co.	1,993	103,457
NewMarket Corp.	197	89,643
NiSource, Inc.	3,505	86,503
Northrop Grumman Corp.	101	44,459
NVR, Inc. (*)	8	47,706
ONE Gas, Inc.	586	40,012
PACCAR, Inc.	664	56,453
PepsiCo, Inc.	1,216	206,039
Pfizer, Inc.	3,176	105,348
Pinnacle West Capital Corp.	667	49,145
PNM Resources, Inc.	3,311	147,704
Procter & Gamble Co.	1,843	268,820
Public Service Enterprise Group, Inc.	671	38,187
Public Storage	131	34,521
Qualys, Inc. (*)	484	73,834
Regeneron Pharmaceuticals, Inc. (*)	123	101,224
RingCentral, Inc., Class A Class A (*)	449	13,304
Roche Holding AG	518	141,292
Rollins, Inc.	994	37,106
Sanofi	727	78,009
SBA Communications Corp.	413	82,670
Stryker Corp.	148	40,444
Super Micro Computer, Inc. (*)	172	47,166
Synopsys, Inc. (*)	149	68,387
Description	Shares	Fair Value
TJX Cos., Inc.	1,140	$101,323
Travelers Cos., Inc.	302	49,320
United Therapeutics Corp. (*)	219	49,466
UnitedHealth Group, Inc.	191	96,300
VeriSign, Inc. (*)	428	86,683
Verizon Communications, Inc.	5,955	193,002
Vertex Pharmaceuticals, Inc. (*)	178	61,898
Virtu Financial, Inc., Class A	2,835	48,960
VMware, Inc., Class A (*)	928	154,493
Walmart, Inc.	962	153,853
Waste Management, Inc.	834	127,135
Western Union Co.	4,299	56,661
White Mountains Insurance Group Ltd.	51	76,280
Xcel Energy, Inc.	2,019	115,527
Zoom Video Communications, Inc. Class A (*)	584	40,845
		10,979,444
Total Common Stocks
(Cost $16,653,805)		16,935,909
Warrants | 0.0%
Canada | 0.0%
Constellation Software, Inc. Expires 03/31/40 (*), (¢) (Cost $0)	22	0
Short-Term Investments | 1.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $256,640)	256,640	256,640
Total Investments | 99.2% (Cost $16,910,445)		$17,192,549
Cash and Other Assets in Excess of Liabilities | 0.8%		134,256
Net Assets | 100.0%		$17,326,805

Description	Shares	Fair Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 99.3%
Capital Markets | 7.2%
S&P Global, Inc.	67,512	$24,669,560
Commercial Services & Supplies | 5.1%
Waste Management, Inc.	115,222	17,564,442
Construction Materials | 3.7%
Vulcan Materials Co.	63,936	12,916,351
Distributors | 5.0%
LKQ Corp.	348,972	17,277,604
Entertainment | 2.4%
Live Nation Entertainment, Inc. (*)	99,092	8,228,600
Financial Services | 8.7%
Fidelity National Information Services, Inc.	261,877	14,473,942
Visa, Inc., Class A	67,934	15,625,499
		30,099,441
Health Care Equipment & Supplies | 4.5%
Envista Holdings Corp. (*)	559,971	15,611,992
Health Care Providers & Services | 10.9%
Laboratory Corp. of America Holdings	186,206	37,436,716
Hotels, Restaurants & Leisure | 2.6%
Vail Resorts, Inc.	40,515	8,989,873
Interactive Media & Services | 10.8%
Alphabet, Inc., A Shares (*)	284,347	37,209,648
IT Services | 4.6%
VeriSign, Inc. (*)	77,910	15,779,112
Machinery | 5.0%
Otis Worldwide Corp.	215,727	17,325,035
Personal Care Products | 3.0%
Estee Lauder Cos., Inc., Class A	71,766	10,373,775
Pharmaceuticals | 5.0%
Johnson & Johnson	111,499	17,365,969
Professional Services | 4.3%
Verisk Analytics, Inc.	62,831	14,843,196
Semiconductors & Semiconductor Equipment | 7.8%
Analog Devices, Inc.	88,463	15,488,987
Skyworks Solutions, Inc.	117,480	11,582,353
		27,071,340
Specialized REITs | 8.7%
American Tower Corp.	48,953	8,050,321
Public Storage	52,852	13,927,559
Description	Shares	Fair Value
SBA Communications Corp.	39,855	$7,977,775
		29,955,655
Total Common Stocks (Cost $266,910,989)		342,718,309
Short-Term Investments | 0.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $3,236,432)	3,236,432	3,236,432
Total Investments | 100.2% (Cost $270,147,421)		$345,954,741
Liabilities in Excess of Cash and Other Assets | (0.2)%		(821,332)
Net Assets | 100.0%		$345,133,409

Description	Shares	Fair Value
Lazard US Equity Focus Portfolio
Common Stocks | 96.3%
Automobile Components | 1.1%
Aptiv PLC (*)	8,830	$870,550
Banks | 3.5%
Bank of America Corp.	105,482	2,888,097
Broadline Retail | 5.8%
Amazon.com, Inc. (*)	37,772	4,801,577
Capital Markets | 6.6%
Goldman Sachs Group, Inc.	6,541	2,116,471
Intercontinental Exchange, Inc.	30,250	3,328,105
		5,444,576
Commercial Services & Supplies | 2.8%
Waste Management, Inc.	14,880	2,268,307
Consumer Finance | 2.9%
American Express Co.	15,861	2,366,303
Consumer Staples Distribution & Retail | 2.5%
Sysco Corp.	31,395	2,073,640
Containers & Packaging | 2.1%
Avery Dennison Corp.	9,647	1,762,217
Financial Services | 4.2%
Visa, Inc., A Shares	14,880	3,422,549
Ground Transportation | 3.1%
Norfolk Southern Corp.	12,918	2,543,942
Health Care Equipment & Supplies | 2.1%
Medtronic PLC	22,238	1,742,570
Health Care Providers & Services | 3.9%
UnitedHealth Group, Inc.	6,377	3,215,220
Hotels, Restaurants & Leisure | 3.3%
McDonald’s Corp.	10,320	2,718,701
Industrial Conglomerates | 3.4%
Honeywell International, Inc.	15,207	2,809,341
Industrial REITs | 2.1%
Prologis, Inc.	15,697	1,761,360
Insurance | 4.6%
Marsh & McLennan Cos., Inc.	19,785	3,765,085
Interactive Media & Services | 8.1%
Alphabet, Inc., Class A (*)	51,016	6,675,954
IT Services | 2.8%
Accenture PLC, Class A	7,594	2,332,193
Life Sciences Tools & Services | 6.4%
Danaher Corp.	14,389	3,569,911
Description	Shares	Fair Value
IQVIA Holdings, Inc. (*)	8,830	$1,737,302
		5,307,213
Oil, Gas & Consumable Fuels | 3.4%
ConocoPhillips	23,689	2,837,942
Personal Care Products | 2.8%
Estee Lauder Cos., Inc., Class A	10,465	1,512,716
Kenvue, Inc.	37,772	758,462
		2,271,178
Pharmaceuticals | 3.2%
Johnson & Johnson	16,678	2,597,598
Semiconductors & Semiconductor Equipment | 6.2%
Analog Devices, Inc.	18,150	3,177,883
Applied Materials, Inc.	13,899	1,924,317
		5,102,200
Software | 9.4%
Microsoft Corp.	24,496	7,734,612
Total Common Stocks (Cost $60,603,104)		79,312,925
Short-Term Investments | 4.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $3,914,862)	3,914,862	3,914,862
Total Investments | 101.0% (Cost $64,517,966)		$83,227,787
Liabilities in Excess of Cash and Other Assets | (1.0)%		(794,823)
Net Assets | 100.0%		$82,432,964

Description	Shares	Fair Value
Lazard US Small Cap Equity Select Portfolio
Common Stocks | 97.0%
Aerospace & Defense | 2.4%
Curtiss-Wright Corp.	2,350	$459,730
HEICO Corp.	2,742	444,012
		903,742
Automobile Components | 1.0%
Gentherm, Inc. (*)	6,919	375,425
Banks | 6.7%
Comerica, Inc.	10,105	419,863
Commerce Bancshares, Inc.	14,294	685,826
Home BancShares, Inc.	30,877	646,564
Wintrust Financial Corp.	9,826	741,863
		2,494,116
Biotechnology | 3.0%
Halozyme Therapeutics, Inc. (*)	11,727	447,972
United Therapeutics Corp. (*)	2,883	651,183
		1,099,155
Building Products | 2.5%
Armstrong World Industries, Inc.	6,183	445,176
Carlisle Cos., Inc.	1,932	500,890
		946,066
Capital Markets | 2.5%
Evercore, Inc., Class A	3,439	474,169
Stifel Financial Corp.	7,260	446,055
		920,224
Chemicals | 1.6%
Ingevity Corp. (*)	9,181	437,108
Livent Corp. (*)	9,525	175,355
		612,463
Communications Equipment | 2.6%
Ciena Corp. (*)	11,229	530,683
F5, Inc. (*)	2,824	455,059
		985,742
Construction Materials | 0.8%
Eagle Materials, Inc.	1,713	285,249
Consumer Staples Distribution & Retail | 2.8%
BJ’s Wholesale Club Holdings, Inc. (*)	7,579	540,913
U.S. Foods Holding Corp. (*)	13,043	517,807
		1,058,720
Containers & Packaging | 3.2%
Avery Dennison Corp.	3,589	655,603
Description	Shares	Fair Value
Graphic Packaging Holding Co.	24,507	$546,016
		1,201,619
Electrical Equipment | 4.1%
Array Technologies, Inc. (*)	20,163	447,417
Atkore, Inc. (*)	3,363	501,726
EnerSys	5,935	561,866
		1,511,009
Electronic Equipment, Instruments & Components | 1.2%
Cognex Corp.	10,592	449,524
Energy Equipment & Services | 3.6%
Cactus, Inc., Class A	12,226	613,868
Liberty Energy, Inc.	38,868	719,835
		1,333,703
Entertainment | 1.5%
Take-Two Interactive Software, Inc. (*)	4,070	571,387
Financial Services | 0.7%
Voya Financial, Inc.	3,890	258,490
Gas Utilities | 1.9%
New Jersey Resources Corp.	17,820	724,027
Health Care Equipment & Supplies | 4.5%
Envista Holdings Corp. (*)	19,660	548,121
Lantheus Holdings, Inc. (*)	8,581	596,208
QuidelOrtho Corp. (*)	7,525	549,626
		1,693,955
Health Care Providers & Services | 1.6%
Henry Schein, Inc. (*)	8,093	600,905
Health Care Technology | 0.5%
Phreesia, Inc. (*)	10,472	195,617
Hotel & Resort REITs | 1.0%
Summit Hotel Properties, Inc.	65,442	379,564
Hotels, Restaurants & Leisure | 2.7%
Brinker International, Inc. (*)	12,107	382,460
Wyndham Hotels & Resorts, Inc.	8,901	618,976
		1,001,436
Household Durables | 1.7%
Helen of Troy Ltd. (*)	5,521	643,528
Insurance | 4.3%
Brown & Brown, Inc.	6,878	480,360
Globe Life, Inc.	3,884	422,307
Reinsurance Group of America, Inc.	4,754	690,233
		1,592,900
Interactive Media & Services | 3.5%
Cars.com, Inc. (*)	28,112	473,968

Description	Shares	Fair Value
Lazard US Small Cap Equity Select Portfolio (concluded)
Ziff Davis, Inc. (*)	7,276	$463,408
ZoomInfo Technologies, Inc. (*)	22,457	368,295
		1,305,671
IT Services | 1.1%
Squarespace, Inc., Class A (*)	13,532	392,022
Leisure Products | 1.1%
Brunswick Corp.	5,375	424,625
Life Sciences Tools & Services | 4.3%
AbCellera Biologics, Inc. (*)	67,224	309,230
Charles River Laboratories International, Inc. (*)	2,220	435,076
ICON PLC (*)	2,151	529,684
Stevanato Group SpA	11,318	336,371
		1,610,361
Machinery | 4.9%
Columbus McKinnon Corp.	11,861	414,067
Gates Industrial Corp. PLC (*)	35,165	408,266
Middleby Corp. (*)	5,136	657,408
Nordson Corp.	1,471	328,283
		1,808,024
Oil, Gas & Consumable Fuels | 3.8%
Antero Resources Corp. (*)	27,353	694,219
Magnolia Oil & Gas Corp., Class A	32,146	736,465
		1,430,684
Professional Services | 4.6%
Jacobs Solutions, Inc.	5,034	687,141
Leidos Holdings, Inc.	4,446	409,743
Sterling Check Corp. (*)	48,377	610,518
		1,707,402
Residential REITs | 1.5%
Camden Property Trust	5,809	549,415
Retail REITs | 1.6%
Brixmor Property Group, Inc.	28,220	586,412
Semiconductors & Semiconductor Equipment | 1.2%
MKS Instruments, Inc.	4,934	426,988
Software | 6.5%
CyberArk Software Ltd. (*)	2,098	343,589
Dolby Laboratories, Inc., Class A	5,601	443,935
Dynatrace, Inc. (*)	6,782	316,923
N-Able, Inc. (*)	30,873	398,262
PTC, Inc. (*)	3,407	482,704
Tyler Technologies, Inc. (*)	1,149	443,675
		2,429,088
Description	Shares	Fair Value
Specialized REITs | 1.1%
CubeSmart	11,083	$422,595
Specialty Retail | 2.2%
Five Below, Inc. (*)	3,390	545,451
Warby Parker, Inc., Class A (*)	21,886	288,020
		833,471
Textiles, Apparel & Luxury Goods | 1.2%
Steven Madden Ltd.	14,419	458,092
Total Common Stocks (Cost $31,169,134)		36,223,416
Total Investments | 97.0% (Cost $31,169,134)		$36,223,416
Cash and Other Assets in Excess of Liabilities | 3.0%		1,111,384
Net Assets | 100.0%		$37,334,800

Description	Shares	Fair Value
Lazard US Sustainable Equity Portfolio
Common Stocks | 97.2%
Automobile Components | 1.1%
Aptiv PLC (*)	1,648	$162,476
Banks | 2.4%
Commerce Bancshares, Inc.	7,552	362,345
Building Products | 2.5%
AZEK Co., Inc. (*)	3,044	90,528
Carlisle Cos., Inc.	433	112,260
Trane Technologies PLC	904	183,431
		386,219
Capital Markets | 5.1%
Charles Schwab Corp.	6,886	378,042
Intercontinental Exchange, Inc.	3,659	402,563
		780,605
Chemicals | 0.4%
Livent Corp. (*)	2,877	52,966
Commercial Services & Supplies | 3.2%
MSA Safety, Inc.	849	133,845
Waste Management, Inc.	2,283	348,020
		481,865
Communications Equipment | 2.1%
Cisco Systems, Inc.	6,030	324,173
Consumer Finance | 1.5%
American Express Co.	1,503	224,233
Consumer Staples Distribution & Retail | 1.5%
Sysco Corp.	3,512	231,968
Containers & Packaging | 2.6%
Avery Dennison Corp.	1,348	246,239
Ball Corp.	2,919	145,308
		391,547
Electrical Equipment | 2.4%
Rockwell Automation, Inc.	1,259	359,910
Electronic Equipment, Instruments & Components | 2.0%
Amphenol Corp., Class A	2,044	171,675
Cognex Corp.	3,056	129,697
		301,372
Financial Services | 3.9%
Visa, Inc., A Shares	2,547	585,835
Ground Transportation | 2.1%
Norfolk Southern Corp.	1,610	317,057
Description	Shares	Fair Value
Health Care Equipment & Supplies | 3.3%
Boston Scientific Corp. (*)	6,045	$319,176
Medtronic PLC	2,326	182,265
		501,441
Health Care Providers & Services | 6.0%
Humana, Inc.	527	256,396
UnitedHealth Group, Inc.	1,301	655,951
		912,347
Household Products | 2.7%
Procter & Gamble Co.	2,839	414,097
Industrial REITs | 2.4%
Prologis, Inc.	3,249	364,570
IT Services | 3.6%
Accenture PLC, Class A	1,773	544,506
Life Sciences Tools & Services | 9.2%
Agilent Technologies, Inc.	2,111	236,052
Danaher Corp.	1,869	463,699
Fortrea Holdings, Inc. (*)	2,582	73,819
IQVIA Holdings, Inc. (*)	1,171	230,394
Thermo Fisher Scientific, Inc.	788	398,862
		1,402,826
Machinery | 4.7%
Deere & Co.	732	276,242
Nordson Corp.	683	152,425
Watts Water Technologies, Inc., Class A	820	141,712
Xylem, Inc.	1,522	138,548
		708,927
Personal Care Products | 1.2%
Estee Lauder Cos., Inc., Class A	1,301	188,060
Pharmaceuticals | 4.4%
Johnson & Johnson	1,953	304,180
Zoetis, Inc.	2,049	356,485
		660,665
Semiconductors & Semiconductor Equipment | 5.9%
Analog Devices, Inc.	2,839	497,081
Applied Materials, Inc.	1,727	239,103
ON Semiconductor Corp. (*)	1,279	118,883
SolarEdge Technologies, Inc. (*)	310	40,148
		895,215
Software | 16.9%
Adobe, Inc. (*)	498	253,930
CyberArk Software Ltd. (*)	820	134,291
Intuit, Inc.	556	284,083
Microsoft Corp.	4,664	1,472,658

Description	Shares	Fair Value
Lazard US Sustainable Equity Portfolio (concluded)
Salesforce, Inc. (*)	2,078	$421,377
		2,566,339
Specialty Retail | 3.0%
Home Depot, Inc.	1,514	457,470
Textiles, Apparel & Luxury Goods | 1.1%
NIKE, Inc., Class B	1,756	167,909
Total Common Stocks (Cost $12,719,226)		14,746,943
Short-Term Investments | 4.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $699,263)	699,263	699,263
Total Investments | 101.8% (Cost $13,418,489)		$15,446,206
Liabilities in Excess of Cash and Other Assets | (1.8)%		(266,388)
Net Assets | 100.0%		$15,179,818

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio
Common Stocks | 99.0%
Aerospace & Defense | 0.3%
V2X, Inc. (*)	2,044	$105,593
Air Freight & Logistics | 0.3%
Radiant Logistics, Inc. (*)	15,905	89,863
Automobile Components | 2.1%
Adient PLC (*)	3,185	116,889
Autoliv, Inc.	1,172	113,075
BorgWarner, Inc.	2,381	96,121
Cooper-Standard Holdings, Inc. (*)	5,202	69,811
Gentherm, Inc. (*)	1,317	71,460
Lear Corp.	550	73,810
Modine Manufacturing Co. (*)	1,590	72,743
Phinia, Inc.	177	4,742
Standard Motor Products, Inc.	2,783	93,564
		712,215
Automobiles | 0.3%
Harley-Davidson, Inc.	3,498	115,644
Banks | 1.9%
ACNB Corp.	767	24,245
Amalgamated Financial Corp.	5,330	91,782
BOK Financial Corp.	858	68,623
City Holding Co.	896	80,954
Coastal Financial Corp. (*)	1,557	66,811
Five Star Bancorp	1,766	35,426
Orange County Bancorp, Inc.	1,180	50,941
Orrstown Financial Services, Inc.	915	19,224
Pinnacle Financial Partners, Inc.	1,059	70,995
Southern States Bancshares, Inc.	557	12,583
Webster Financial Corp.	1,669	67,277
Westamerica BanCorp	1,099	47,532
		636,393
Beverages | 0.5%
Coca-Cola Consolidated, Inc.	118	75,086
Primo Water Corp.	8,009	110,524
		185,610
Biotechnology | 4.7%
ADMA Biologics, Inc. (*)	47,404	169,706
Alkermes PLC (*)	4,373	122,488
Anika Therapeutics, Inc. (*)	4,018	74,855
Arcturus Therapeutics Holdings, Inc. (*)	4,407	112,599
Biohaven Ltd. (*)	280	7,283
Catalyst Pharmaceuticals, Inc. (*)	12,566	146,896
Deciphera Pharmaceuticals, Inc. (*)	5,186	65,966
Description	Shares	Fair Value
Denali Therapeutics, Inc. (*)	3,185	$65,707
Emergent BioSolutions, Inc. (*)	14,887	50,616
Exelixis, Inc. (*)	2,262	49,425
Halozyme Therapeutics, Inc. (*)	2,749	105,012
Immatics NV (*)	6,442	74,598
Ironwood Pharmaceuticals, Inc. (*)	7,625	73,429
MiNK Therapeutics, Inc. (*)	518	606
Myriad Genetics, Inc. (*)	4,472	71,731
Neurocrine Biosciences, Inc. (*)	591	66,487
United Therapeutics Corp. (*)	623	140,717
Vanda Pharmaceuticals, Inc. (*)	6,740	29,117
Veracyte, Inc. (*)	1,458	32,557
Vericel Corp. (*)	2,675	89,666
Voyager Therapeutics, Inc. (*)	582	4,510
Xencor, Inc. (*)	3,425	69,014
		1,622,985
Broadline Retail | 0.5%
Macy’s, Inc.	6,464	75,047
Ollie’s Bargain Outlet Holdings, Inc. (*)	1,273	98,250
		173,297
Building Products | 2.5%
American Woodmark Corp. (*)	734	55,498
Builders FirstSource, Inc. (*)	2,082	259,188
Owens Corning	197	26,873
Simpson Manufacturing Co., Inc.	976	146,214
Tecnoglass, Inc.	4,824	158,999
UFP Industries, Inc.	1,290	132,096
Zurn Elkay Water Solutions Corp.	2,898	81,202
		860,070
Capital Markets | 1.0%
Bain Capital Specialty Finance, Inc.	4,760	72,876
Carlyle Secured Lending, Inc.	8,239	119,465
Patria Investments Ltd., Class A	4,983	72,652
PennantPark Investment Corp.	12,176	80,118
		345,111
Chemicals | 0.5%
AdvanSix, Inc.	3,716	115,493
Ingevity Corp. (*)	773	36,803
Trinseo PLC	2,911	23,783
		176,079
Commercial Services & Supplies | 3.1%
Brady Corp., Class A	2,333	128,128
Deluxe Corp.	2,525	47,697
Ennis, Inc.	7,689	163,161
Healthcare Services Group, Inc.	5,780	60,285

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Heritage-Crystal Clean, Inc. (*)	5,026	$227,929
HNI Corp.	2,359	81,692
Liquidity Services, Inc. (*)	2,412	42,500
MillerKnoll, Inc.	1,763	43,105
OPENLANE, Inc. (*)	4,845	72,288
Steelcase, Inc.,Class A	17,543	195,955
		1,062,740
Communications Equipment | 2.1%
Aviat Networks, Inc. (*)	1,168	36,442
Cambium Networks Corp. (*)	8,770	64,284
Ciena Corp. (*)	2,028	95,843
Comtech Telecommunications Corp.	2,667	23,336
Extreme Networks, Inc. (*)	5,071	122,769
Gilat Satellite Networks Ltd. (*)	7,710	49,575
Harmonic, Inc. (*)	2,783	26,800
Ituran Location & Control Ltd.	3,644	108,956
Juniper Networks, Inc.	4,661	129,529
NetScout Systems, Inc. (*)	2,787	78,092
		735,626
Construction & Engineering | 1.5%
API Group Corp. (*)	4,737	122,830
Argan, Inc.	169	7,693
Bowman Consulting Group Ltd. (*)	856	23,994
IES Holdings, Inc. (*)	2,288	150,711
Limbach Holdings, Inc. (*)	4,578	145,260
Stantec, Inc.	1,235	80,114
		530,602
Construction Materials | 0.8%
Eagle Materials, Inc.	1,105	184,005
U.S. Lime & Minerals, Inc.	476	95,676
		279,681
Consumer Finance | 0.6%
Enova International, Inc. (*)	1,513	76,967
PROG Holdings, Inc. (*)	4,401	146,157
		223,124
Consumer Staples Distribution & Retail | 0.3%
Andersons, Inc.	1,860	95,809
Containers & Packaging | 0.9%
Berry Global Group, Inc.	1,257	77,821
Greif, Inc.,Class A	2,322	155,133
O-I Glass, Inc. (*)	2,849	47,663
Westrock Co.	500	17,900
		298,517
Description	Shares	Fair Value
Distributors | 0.2%
Weyco Group, Inc.	2,597	$65,834
Diversified Consumer Services | 2.1%
Afya Ltd., Class A (*)	9,144	144,475
Frontdoor, Inc. (*)	2,424	74,150
Grand Canyon Education, Inc. (*)	662	77,375
Laureate Education, Inc.	9,309	131,257
Lincoln Educational Services Corp. (*)	4,698	39,698
Perdoceo Education Corp.	8,238	140,870
Stride, Inc. (*)	1,873	84,341
Vitru Ltd. (*)	1,347	23,694
		715,860
Diversified REITs | 0.2%
Essential Properties Realty Trust, Inc.	3,092	66,880
Diversified Telecommunication Services | 0.4%
IDT Corp.,Class B	2,702	59,579
Liberty Latin America Ltd., Class C (*)	8,470	69,115
		128,694
Electrical Equipment | 2.6%
Acuity Brands, Inc.	653	111,212
Atkore, Inc. (*)	1,219	181,863
LSI Industries, Inc.	2,120	33,666
nVent Electric PLC	2,545	134,859
Powell Industries, Inc.	578	47,916
Preformed Line Products Co.	1,514	246,146
Regal Rexnord Corp.	265	37,863
Thermon Group Holdings, Inc. (*)	3,129	85,954
		879,479
Electronic Equipment, Instruments & Components | 5.6%
Arrow Electronics, Inc. (*)	346	43,333
Avnet, Inc.	2,665	128,426
Badger Meter, Inc.	523	75,244
Bel Fuse, Inc. Class B	1,806	86,182
Belden, Inc.	951	91,819
Celestica, Inc. (*)	7,894	193,561
Cognex Corp.	1,701	72,191
CTS Corp.	1,861	77,678
Daktronics, Inc. (*)	17,026	151,872
ePlus, Inc. (*)	1,336	84,863
Flex Ltd. (*)	4,707	126,995
Itron, Inc. (*)	1,146	69,425
Jabil, Inc.	1,369	173,712
Kimball Electronics, Inc. (*)	4,442	121,622
Methode Electronics, Inc.	3,324	75,953
nLight, Inc. (*)	2,941	30,586

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Novanta, Inc. (*)	271	$38,872
OSI Systems, Inc. (*)	591	69,762
Sanmina Corp. (*)	1,739	94,393
ScanSource, Inc. (*)	834	25,279
Vishay Intertechnology, Inc.	3,596	88,893
		1,920,661
Energy Equipment & Services | 0.1%
North American Construction Group Ltd.	2,067	44,895
Entertainment | 1.0%
IMAX Corp. (*)	4,214	81,415
Playstudios, Inc. (*)	21,499	68,367
Reservoir Media, Inc. (*)	8,854	54,009
Sciplay Corp.,Class A (*)	5,473	124,620
		328,411
Financial Services | 1.1%
Cass Information Systems, Inc.	1,547	57,626
Euronet Worldwide, Inc. (*)	597	47,390
Jackson Financial, Inc., Class A	2,171	82,976
NMI Holdings, Inc., Class A (*)	5,012	135,775
Voya Financial, Inc.	1,028	68,310
		392,077
Food Products | 0.9%
Darling Ingredients, Inc. (*)	1,794	93,647
Dole PLC	6,960	80,597
Flowers Foods, Inc.	2,764	61,305
Ingredion, Inc.	721	70,946
		306,495
Gas Utilities | 0.2%
Northwest Natural Holding Co.	2,037	77,732
Ground Transportation | 0.7%
Knight-Swift Transportation Holdings, Inc.	738	37,011
Ryder System, Inc.	831	88,875
Saia, Inc. (*)	328	130,757
		256,643
Health Care Equipment & Supplies | 4.5%
Artivion, Inc. (*)	1,377	20,875
AtriCure, Inc. (*)	1,535	67,233
Avanos Medical, Inc. (*)	4,113	83,165
Haemonetics Corp. (*)	1,669	149,509
ICU Medical, Inc. (*)	287	34,156
Inmode Ltd. (*)	3,369	102,620
iRadimed Corp.	3,740	165,944
Lantheus Holdings, Inc. (*)	1,805	125,411
Nevro Corp. (*)	4,120	79,186
Description	Shares	Fair Value
OraSure Technologies, Inc. (*)	18,897	$112,059
Penumbra, Inc. (*)	287	69,428
Sanara Medtech, Inc. (*)	1,358	42,275
Shockwave Medical, Inc. (*)	646	128,619
Surmodics, Inc. (*)	1,824	58,532
UFP Technologies, Inc. (*)	904	145,951
Utah Medical Products, Inc.	181	15,566
Varex Imaging Corp. (*)	3,382	63,548
Zimvie, Inc. (*)	7,327	68,947
		1,533,024
Health Care Providers & Services | 1.2%
Alignment Healthcare, Inc. (*)	5,080	35,255
Chemed Corp.	157	81,593
PetIQ, Inc. (*)	5,624	110,793
Premier, Inc., Class A	2,769	59,533
R1 RCM, Inc. (*)	2,300	34,661
RadNet, Inc. (*)	1,220	34,392
Talkspace, Inc. (*)	28,958	56,468
		412,695
Health Care REITs | 0.3%
Community Healthcare Trust, Inc.	2,098	62,311
Global Medical REIT, Inc.	3,663	32,857
		95,168
Health Care Technology | 0.8%
Computer Programs & Systems, Inc. (*)	2,488	39,659
HealthStream, Inc.	2,672	57,662
NextGen Healthcare, Inc. (*)	4,356	103,368
Simulations Plus, Inc.	939	39,156
Teladoc Health, Inc. (*)	1,611	29,948
		269,793
Hotel & Resort REITs | 0.4%
Chatham Lodging Trust	7,846	75,086
Sunstone Hotel Investors, Inc.	6,237	58,316
		133,402
Hotels, Restaurants & Leisure | 1.3%
Accel Entertainment, Inc. (*)	13,601	148,931
Aramark	2,172	75,368
Boyd Gaming Corp.	621	37,776
Denny’s Corp. (*)	3,979	33,702
Dine Brands Global, Inc.	525	25,961
Hilton Grand Vacations, Inc. (*)	1,773	72,161
Krispy Kreme, Inc.	3,166	39,480
		433,379
Household Durables | 3.4%
Beazer Homes USA, Inc. (*)	3,586	89,327

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Cavco Industries, Inc. (*)	279	$74,119
Cricut, Inc., Class A Class A	7,415	68,885
KB Home	4,193	194,052
M/I Homes, Inc. (*)	2,292	192,620
Meritage Homes Corp.	1,000	122,390
Newell Brands, Inc.	7,824	70,651
Skyline Champion Corp. (*)	1,857	118,328
Sonos, Inc. (*)	4,790	61,839
Taylor Morrison Home Corp. (*)	2,963	126,254
Toll Brothers, Inc.	499	36,906
		1,155,371
Household Products | 0.2%
Oil-Dri Corp. of America	1,142	70,518
Independent Power & Renewable Electricity Producers | 0.2%
Atlantica Sustainable Infrastructure PLC	3,658	69,868
Industrial REITs | 1.1%
Americold Realty Trust, Inc.	2,183	66,385
EastGroup Properties, Inc.	257	42,798
First Industrial Realty Trust, Inc.	1,313	62,486
LXP Industrial Trust	6,770	60,253
STAG Industrial, Inc.	1,969	67,950
Terreno Realty Corp.	1,139	64,695
		364,567
Insurance | 1.2%
International General Insurance Holdings Ltd.	3,466	39,097
Palomar Holdings, Inc. (*)	1,341	68,056
Primerica, Inc.	396	76,828
Reinsurance Group of America, Inc.	528	76,660
Unum Group	1,610	79,196
White Mountains Insurance Group Ltd.	48	71,793
		411,630
Interactive Media & Services | 1.4%
Cargurus, Inc. (*)	3,980	69,729
Cars.com, Inc. (*)	6,052	102,037
IAC, Inc. (*)	601	30,284
VTEX, Class A Class A (*)	15,422	77,264
Yelp, Inc. (*)	2,791	116,078
ZoomInfo Technologies, Inc. (*)	4,547	74,571
		469,963
IT Services | 1.6%
BigBear.ai Holdings, Inc. (*)	24,613	37,166
BigCommerce Holdings, Inc., Series 1 (*)	3,662	36,144
CI&T, Inc., Class A (*)	10,454	67,951
Description	Shares	Fair Value
Hackett Group, Inc.	4,620	$108,986
Kyndryl Holdings, Inc. (*)	6,196	93,559
Okta, Inc. (*)	1,153	93,981
Rackspace Technology, Inc. (*)	16,221	38,119
Squarespace, Inc., Class A (*)	2,603	75,409
		551,315
Leisure Products | 2.0%
BRP, Inc.	1,809	137,231
Brunswick Corp.	1,313	103,727
Malibu Boats, Inc. ,Class A (*)	1,649	80,834
Marine Products Corp.	4,579	65,068
MasterCraft Boat Holdings, Inc. (*)	4,309	95,746
Polaris, Inc.	1,218	126,842
Solo Brands, Inc., Class A (*)	13,195	67,294
		676,742
Life Sciences Tools & Services | 1.6%
Bruker Corp.	2,021	125,908
Charles River Laboratories International, Inc. (*)	371	72,709
Medpace Holdings, Inc. (*)	979	237,045
Mesa Laboratories, Inc.	993	104,335
		539,997
Machinery | 4.0%
AGCO Corp.	706	83,506
Alamo Group, Inc.	672	116,162
Allison Transmission Holdings, Inc.	3,381	199,682
CIRCOR International, Inc. (*)	3,990	222,443
Luxfer Holdings PLC	6,639	86,639
Mueller Industries, Inc.	1,990	149,568
Pentair PLC	2,272	147,112
REV Group, Inc.	7,198	115,168
Tennant Co.	1,289	95,579
Terex Corp.	658	37,914
Timken Co.	1,508	110,823
		1,364,596
Marine Transportation | 1.1%
Danaos Corp.	2,243	148,531
Global Ship Lease, Inc., Class A	2,220	40,715
Grindrod Shipping Holdings Ltd.	5,203	48,856
Matson, Inc.	1,407	124,829
		362,931
Media | 1.9%
Daily Journal Corp. (*)	171	50,274
Emerald Holding, Inc. (*)	14,430	65,224
EW Scripps Co., Class A Class A (*)	8,110	44,443

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Gambling.com Group Ltd. (*)	6,547	$85,635
Gannett Co., Inc. (*)	27,694	67,850
Integral Ad Science Holding Corp. (*)	8,479	100,815
John Wiley & Sons, Inc. Class A	996	37,021
New York Times Co., Class A	1,849	76,179
Stagwell, Inc. (*)	4,721	22,141
TEGNA, Inc.	5,112	74,482
Urban One, Inc. (*)	4,243	21,300
		645,364
Mortgage Real Estate Investment Trusts (REITs) | 0.7%
Franklin BSP Realty Trust, Inc.	5,568	73,720
PennyMac Mortgage Investment Trust	6,353	78,777
Two Harbors Investment Corp.	6,161	81,572
		234,069
Office REITs | 0.7%
COPT Defense Properties	2,515	59,932
Cousins Properties, Inc.	3,070	62,536
Kilroy Realty Corp.	2,028	64,105
Postal Realty Trust, Inc., Class A	4,001	54,014
		240,587
Oil, Gas & Consumable Fuels | 1.0%
Enerplus Corp.	7,093	125,050
Permian Basin Royalty Trust	4,110	87,338
Sabine Royalty Trust	728	47,975
San Juan Basin Royalty Trust	11,982	83,035
		343,398
Paper & Forest Products | 0.3%
Mercer International, Inc.	3,516	30,167
Resolute Forest Products, Inc. (*), (¢)	10,077	0
Sylvamo Corp.	2,017	88,627
		118,794
Personal Care Products | 0.4%
elf Beauty, Inc. (*)	627	68,863
Medifast, Inc.	332	24,850
Thorne HealthTech, Inc. (*)	2,640	26,902
		120,615
Pharmaceuticals | 0.3%
Amphastar Pharmaceuticals, Inc. (*)	1,900	87,381
Professional Services | 4.0%
ASGN, Inc. (*)	1,281	104,632
Barrett Business Services, Inc.	1,478	133,375
Clarivate PLC (*)	3,362	22,559
CRA International, Inc.	1,316	132,600
Exlservice Holdings, Inc. (*)	2,379	66,707
Description	Shares	Fair Value
Franklin Covey Co. (*)	3,011	$129,232
FTI Consulting, Inc. (*)	474	84,566
Genpact Ltd.	805	29,141
Huron Consulting Group, Inc. (*)	980	102,077
IBEX Holdings Ltd. (*)	2,155	33,295
ICF International, Inc.	334	40,351
Kforce, Inc.	1,878	112,041
Korn Ferry	1,860	88,238
Resources Connection, Inc.	7,245	108,023
TriNet Group, Inc. (*)	585	68,141
TrueBlue, Inc. (*)	5,664	83,091
Willdan Group, Inc. (*)	2,034	41,555
		1,379,624
Real Estate Management & Development | 0.3%
FirstService Corp.	480	69,859
RMR Group, Inc., Class A	1,831	44,896
		114,755
Residential REITs | 0.3%
Apartment Income REIT Corp.	1,829	56,150
Elme Communities	3,885	52,992
		109,142
Retail REITs | 1.4%
Brixmor Property Group, Inc.	2,470	51,327
Federal Realty Investment Trust	631	57,187
Kimco Realty Corp.	2,455	43,183
Kite Realty Group Trust	3,152	67,516
Phillips Edison & Co., Inc.	2,044	68,556
Retail Opportunity Investments Corp.	5,256	65,069
Spirit Realty Capital, Inc.	1,622	54,386
Tanger Factory Outlet Centers, Inc.	3,110	70,286
		477,510
Semiconductors & Semiconductor Equipment | 3.1%
Axcelis Technologies, Inc. (*)	1,967	320,719
Cirrus Logic, Inc. (*)	1,672	123,661
Diodes, Inc. (*)	728	57,395
Kulicke & Soffa Industries, Inc.	1,568	76,252
MaxLinear, Inc. (*)	3,579	79,633
MKS Instruments, Inc.	840	72,694
NVE Corp.	598	49,120
Photronics, Inc. (*)	6,150	124,291
Universal Display Corp.	535	83,990
Veeco Instruments, Inc. (*)	2,746	77,190
		1,064,945
Software | 10.2%
A10 Networks, Inc.	4,349	65,365
Alarm.com Holdings, Inc. (*)	614	37,540

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Alkami Technology, Inc. (*)	5,191	$94,580
Cellebrite DI Ltd. (*)	14,927	114,192
Clearwater Analytics Holdings, Inc., Class A (*)	4,832	93,451
CommVault Systems, Inc. (*)	1,804	121,968
Confluent, Inc., Class A (*)	3,241	95,966
Descartes Systems Group, Inc. (*)	1,448	106,254
DocuSign, Inc. (*)	1,875	78,750
Dolby Laboratories, Inc., Class A	1,060	84,016
E2open Parent Holdings, Inc. (*)	5,555	25,220
Elastic NV (*)	1,568	127,384
EngageSmart, Inc. (*)	3,671	66,041
Five9, Inc. (*)	698	44,881
Freshworks, Inc., Class A (*)	5,542	110,397
Gitlab, Inc.,Class A (*)	1,146	51,822
Instructure Holdings, Inc. (*)	1,557	39,548
InterDigital, Inc.	1,063	85,295
JFrog Ltd. (*)	1,686	42,757
Kaltura, Inc. (*)	5,545	9,593
Karooooo Ltd.	470	9,358
Magic Software Enterprises Ltd.	1,706	19,261
Manhattan Associates, Inc. (*)	415	82,029
Mitek Systems, Inc. (*)	7,744	83,016
Model N, Inc. (*)	2,483	60,610
Monday.com Ltd. (*)	686	109,225
N-Able, Inc. (*)	10,455	134,869
nCino, Inc. (*)	1,413	44,933
Open Text Corp.	2,451	86,030
PagerDuty, Inc. (*)	3,563	80,132
Procore Technologies, Inc. (*)	1,224	79,952
Progress Software Corp.	2,488	130,819
Qualys, Inc. (*)	723	110,294
RingCentral, Inc., Class A Class A (*)	2,804	83,083
Samsara, Inc. Class A (*)	6,298	158,773
SEMrush Holdings, Inc.,Class A (*)	3,549	30,167
SentinelOne, Inc. Class A (*)	4,964	83,693
Smartsheet, Inc.,Class A (*)	1,924	77,845
Sprinklr, Inc., Class A (*)	6,093	84,327
SPS Commerce, Inc. (*)	971	165,662
Tenable Holdings, Inc. (*)	2,188	98,022
Teradata Corp. (*)	2,764	124,435
Weave Communications, Inc. (*)	7,395	60,269
		3,491,824
Specialized REITs | 0.4%
Extra Space Storage, Inc.	570	69,301
Description	Shares	Fair Value
Lamar Advertising Co., Class A	845	$70,532
		139,833
Specialty Retail | 2.9%
Asbury Automotive Group, Inc. (*)	323	74,313
AutoNation, Inc. (*)	691	104,617
Boot Barn Holdings, Inc. (*)	1,228	99,701
Buckle, Inc.	2,258	75,395
Build-A-Bear Workshop, Inc.	3,618	106,405
CarParts.com, Inc. (*)	6,655	27,419
Group 1 Automotive, Inc.	371	99,691
J Jill, Inc. (*)	2,602	77,019
Lithia Motors, Inc.	136	40,165
Murphy USA, Inc.	440	150,361
ODP Corp. (*)	753	34,751
Signet Jewelers Ltd.	995	71,451
Winmark Corp.	112	41,791
		1,003,079
Technology Hardware, Storage & Peripherals | 1.1%
Super Micro Computer, Inc. (*)	1,054	289,028
Xerox Holdings Corp.	4,609	72,315
		361,343
Textiles, Apparel & Luxury Goods | 1.0%
Crocs, Inc. (*)	651	57,438
Kontoor Brands, Inc.	1,771	77,765
Movado Group, Inc.	2,777	75,951
Oxford Industries, Inc.	1,404	134,966
		346,120
Trading Companies & Distributors | 3.3%
Air Lease Corp.	1,795	70,741
Applied Industrial Technologies, Inc.	810	125,234
BlueLinx Holdings, Inc. (*)	1,109	91,038
Boise Cascade Co.	1,583	163,112
GMS, Inc. (*)	2,181	139,519
Karat Packaging, Inc.	3,456	79,695
McGrath RentCorp	876	87,810
MSC Industrial Direct Co., Inc. Class A	965	94,715
NOW, Inc. (*)	13,781	163,581
Titan Machinery, Inc. (*)	3,666	97,442
		1,112,887
Transportation Infrastructure | 0.2%
Corp. America Airports SA (*)	4,084	54,481
Water Utilities | 0.1%
Pure Cycle Corp. (*)	1,821	17,482

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (concluded)
Wireless Telecommunication Services | 0.1%
Spok Holdings, Inc.	3,506	$50,031
Total Common Stocks (Cost $31,775,780)		33,860,843
Rights | 0.0%
Biotechnology | 0.0%
Adamas Pharmaceuticals, Inc. CVR
Expires 2024 (¢)	1,139	0
Expires 2025 (¢)	1,139	0
Epizyme, Inc. CVR
Expires 2499 (¢)	41,136	823
Radius Health, Inc. CVR
Expires 2499 (¢)	7,231	578
(Cost $1,538)		1,401
Short-Term Investments | 0.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $317,576)	317,576	317,576
Total Investments | 99.9% (Cost $32,094,894)		$34,179,820
Cash and Other Assets in Excess of Liabilities | 0.1%		21,629
Net Assets | 100.0%		$34,201,449

Description	Principal Amount (000)	Fair Value
Lazard US Convertibles Portfolio
Convertible Corporate Bonds | 91.5%
Automobile Components | 1.1%
Luminar Technologies, Inc., 1.250%, 12/15/26	$146	$96,652
Automobiles | 2.9%
Ford Motor Co., 0.000%, 03/15/26	178	175,775
Rivian Automotive, Inc., 4.625%, 03/15/29	52	75,556
		251,331
Biotechnology | 7.2%
BioMarin Pharmaceutical, Inc., 0.599%, 08/01/24	137	133,232
Bridgebio Pharma, Inc., 2.500%, 03/15/27	46	44,160
Exact Sciences Corp., 0.375%, 03/01/28	207	179,697
Halozyme Therapeutics, Inc., 0.250%, 03/01/27	108	91,670
Ionis Pharmaceuticals, Inc., 0.000%, 04/01/26	100	98,150
Sarepta Therapeutics, Inc., 1.250%, 09/15/27	73	81,899
		628,808
Broadline Retail | 1.6%
Etsy, Inc., 0.125%, 09/01/27	172	138,460
Commercial Services & Supplies | 0.8%
Sabre GLBL, Inc., 4.000%, 04/15/25	70	69,566
Communications Equipment | 1.0%
Lumentum Holdings, Inc., 0.500%, 06/15/28	123	89,950
Construction & Engineering | 1.0%
FLUOR Corp., 1.125%, 08/15/29	89	92,315
Consumer Staples Distribution & Retail | 0.5%
Chefs’ Warehouse, Inc., 2.375%, 12/15/28	50	40,685
Diversified REITs | 0.9%
Pebblebrook Hotel Trust, 1.750%, 12/15/26	90	75,096
Electric Utilities | 2.4%
Alliant Energy Corp., 3.875%, 03/15/26	84	81,564
Description	Principal Amount (000)	Fair Value
Southern Co., 3.875%, 12/15/25	$128	$125,056
		206,620
Electrical Equipment | 0.5%
Array Technologies, Inc., 1.000%, 12/01/28	36	41,094
Entertainment | 2.8%
Cinemark Holdings, Inc., 4.500%, 08/15/25	21	30,765
Live Nation Entertainment, Inc., 2.000%, 02/15/25	212	216,974
		247,739
Ground Transportation | 2.0%
Uber Technologies, Inc., 0.000%, 12/15/25	192	180,080
Health Care Equipment & Supplies | 5.9%
CONMED Corp., 2.250%, 06/15/27	46	44,022
Dexcom, Inc.:
0.250%, 11/15/25	260	246,350
0.375%, 05/15/28	87	77,604
Insulet Corp., 0.375%, 09/01/26	53	52,099
Integra LifeSciences Holdings Corp., 0.500%, 08/15/25	91	83,447
Novocure Ltd., 0.000%, 11/01/25	12	10,426
		513,948
Health Care Providers & Services | 1.1%
Guardant Health, Inc., 0.000%, 11/15/27	143	99,028
Health Care Technology | 1.7%
Teladoc Health, Inc., 1.250%, 06/01/27	188	150,757
Hotels, Restaurants & Leisure | 5.6%
Airbnb, Inc., 0.000%, 03/15/26	59	52,068
Booking Holdings, Inc., 0.750%, 05/01/25	62	103,850
Carnival Corp., 5.750%, 10/01/24	45	67,477
Marriott Vacations Worldwide Corp., 0.000%, 01/15/26	103	90,691
NCL Corp. Ltd., 5.375%, 08/01/25	72	84,060

Description	Principal Amount (000)	Fair Value
Lazard US Convertibles Portfolio (continued)
Vail Resorts, Inc., 0.000%, 01/01/26	$103	$91,155
		489,301
Independent Power & Renewable Electricity Producers | 0.7%
NextEra Energy Partners LP, 0.000%, 11/15/25	74	62,160
Interactive Media & Services | 5.1%
Match Group Financeco 3, Inc., 2.000%, 01/15/30	250	218,893
Snap, Inc., 0.750%, 08/01/26	136	119,646
Ziff Davis, Inc., 1.750%, 11/01/26	120	110,940
		449,479
IT Services | 7.6%
Akamai Technologies, Inc., 0.375%, 09/01/27	151	158,021
Block, Inc., 0.125%, 03/01/25	171	159,543
Cloudflare, Inc., 0.000%, 08/15/26	169	144,495
MongoDB, Inc., 0.250%, 01/15/26	73	125,031
Okta, Inc., 0.125%, 09/01/25	84	76,482
		663,572
Leisure Products | 1.6%
Royal Caribbean Cruises Ltd., 6.000%, 08/15/25	71	140,332
Machinery | 0.8%
Middleby Corp., 1.000%, 09/01/25	66	74,217
Media | 4.5%
Cable One, Inc., 1.125%, 03/15/28	117	87,633
Liberty Broadband Corp., 3.125%, 03/31/53	135	141,278
Liberty Media Corp., 3.750%, 03/15/28	88	100,452
Liberty Media Corp.-Liberty Formula One, 2.250%, 08/15/27	67	65,526
		394,889
Metals & Mining | 0.9%
MP Materials Corp., 0.250%, 04/01/26	94	81,197
Description	Principal Amount (000)	Fair Value
Multi-Utilities | 1.4%
CMS Energy Corp., 3.375%, 05/01/28	$130	$122,525
Oil, Gas & Consumable Fuels | 3.4%
EQT Corp., 1.750%, 05/01/26	41	114,004
Pioneer Natural Resources Co., 0.250%, 05/15/25	77	188,989
		302,993
Passenger Airlines | 4.3%
JetBlue Airways Corp., 0.500%, 04/01/26	191	148,617
Southwest Airlines Co., 1.250%, 05/01/25	164	163,385
Spirit Airlines, Inc., 1.000%, 05/15/26	77	64,411
		376,413
Real Estate Management & Development | 1.0%
Zillow Group, Inc., 1.375%, 09/01/26	74	88,911
Semiconductors & Semiconductor Equipment | 7.6%
Enphase Energy, Inc., 0.000%, 03/01/26	151	133,257
Microchip Technology, Inc., 0.125%, 11/15/24	132	139,260
ON Semiconductor Corp., 0.500%, 03/01/29	172	189,716
Wolfspeed, Inc., 0.250%, 02/15/28	305	207,095
		669,328
Software | 11.5%
Bill Holdings, Inc., 0.000%, 12/01/25	98	98,980
Five9, Inc., 0.500%, 06/01/25	109	101,970
HubSpot, Inc., 0.375%, 06/01/25	46	82,087
Palo Alto Networks, Inc., 0.375%, 06/01/25	105	247,852
Splunk, Inc., 1.125%, 09/15/25	147	158,319
Tyler Technologies, Inc., 0.250%, 03/15/26	80	77,640
Workiva, Inc., 1.250%, 08/15/28	66	65,439
Zscaler, Inc., 0.125%, 07/01/25	148	178,488
		1,010,775

Description	Principal Amount (000)	Fair Value
Lazard US Convertibles Portfolio (concluded)
Specialty Retail | 2.1%
Burlington Stores, Inc., 2.250%, 04/15/25	$72	$70,517
Wayfair, Inc., 3.250%, 09/15/27	96	116,064
		186,581
Total Convertible Corporate Bonds (Cost $7,947,292)		8,034,802

Description	Shares	Fair Value
Preferred Stocks | 7.7%
Banks | 3.5%
Bank of America Corp. Series L	193	$214,657
Wells Fargo & Co. Series L	83	92,545
		307,202
Electric Utilities | 0.9%
NextEra Energy, Inc.	2,012	76,114
Financial Services | 1.8%
AMG Capital Trust II	1,426	69,874
Apollo Global Management, Inc.	1,700	93,670
		163,544
Independent Power & Renewable Electricity Producers | 0.8%
AES Corp., Series A	1,211	73,871
Machinery | 0.7%
Chart Industries, Inc., Series B	880	58,678
Total Preferred Stocks (Cost $763,194)		679,409
Short-Term Investments | 2.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $193,857)	193,857	193,857
Total Investments | 101.4% (Cost $8,904,343)		$8,908,068
Liabilities in Excess of Cash and Other Assets | (1.4)%		(125,887)
Net Assets | 100.0%		$8,782,181

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio
Corporate Bonds | 79.2%
Aerospace & Defense | 0.6%
Howmet Aerospace, Inc., 3.000%, 01/15/29	$1,500	$1,269,689
Automobile Components | 0.7%
Goodyear Tire & Rubber Co.:
5.000%, 05/31/26	250	238,709
5.250%, 07/15/31	1,500	1,241,100
		1,479,809
Automobiles | 0.4%
Jaguar Land Rover Automotive PLC, 4.500%, 10/01/27 (#)	1,000	866,265
Building Products | 1.5%
Builders FirstSource, Inc., 4.250%, 02/01/32 (#)	2,000	1,640,131
Griffon Corp., 5.750%, 03/01/28	1,750	1,588,588
		3,228,719
Chemicals | 3.0%
Ashland, Inc., 3.375%, 09/01/31 (#)	1,500	1,166,454
Methanex Corp., 5.125%, 10/15/27	1,750	1,614,328
NOVA Chemicals Corp., 4.250%, 05/15/29 (#)	1,750	1,362,006
Valvoline, Inc., 3.625%, 06/15/31 (#)	1,500	1,162,130
WR Grace Holdings LLC, 4.875%, 06/15/27 (#)	1,000	917,438
		6,222,356
Commercial Services & Supplies | 3.3%
ADT Security Corp., 4.125%, 08/01/29 (#)	250	211,378
Aramark Services, Inc., 5.000%, 04/01/25 (#)	2,000	1,965,820
Clean Harbors, Inc., 4.875%, 07/15/27 (#)	2,000	1,884,674
GFL Environmental, Inc., 3.500%, 09/01/28 (#)	1,750	1,506,593
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 08/31/27 (#)	1,500	1,314,146
		6,882,611
Description	Principal Amount (000)	Fair Value
Construction Materials | 0.8%
James Hardie International Finance DAC, 5.000%, 01/15/28 (#)	$1,760	$1,641,712
Consumer Finance | 0.8%
Ford Motor Credit Co. LLC:
2.700%, 08/10/26	1,000	892,366
4.125%, 08/17/27	1,000	910,776
		1,803,142
Consumer Staples Distribution & Retail | 2.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.500%, 03/15/29 (#)	2,000	1,705,171
Performance Food Group, Inc., 4.250%, 08/01/29 (#)	1,800	1,554,909
U.S. Foods, Inc., 4.625%, 06/01/30 (#)	1,500	1,303,202
		4,563,282
Containers & Packaging | 3.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.000%, 09/01/29 (#)	1,200	939,085
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 08/15/26 (#)	1,200	1,096,820
Ball Corp., 2.875%, 08/15/30	2,000	1,584,788
Graphic Packaging International LLC, 3.500%, 03/15/28 (#)	1,600	1,403,748
Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 02/01/28 (#)	1,000	968,521
Silgan Holdings, Inc., 4.125%, 02/01/28	1,996	1,785,722
		7,778,684
Diversified Consumer Services | 0.9%
Service Corp. International, 4.625%, 12/15/27	2,000	1,853,480
Diversified REITs | 4.7%
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 06/15/26 (#)	1,500	1,333,250
Iron Mountain, Inc.:
4.875%, 09/15/29 (#)	500	438,222
4.500%, 02/15/31 (#)	1,250	1,028,079
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.875%, 05/15/29 (#)	1,500	1,268,925

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
RHP Hotel Properties LP/RHP Finance Corp., 4.500%, 02/15/29 (#)	$1,750	$1,499,671
SBA Communications Corp., 3.125%, 02/01/29	1,500	1,251,109
VICI Properties LP/VICI Note Co., Inc.:
4.500%, 09/01/26 (#)	1,800	1,691,019
4.250%, 12/01/26 (#)	1,500	1,397,627
		9,907,902
Diversified Telecommunication Services | 2.1%
Connect Finco Sarl/Connect U.S. Finco LLC, 6.750%, 10/01/26 (#)	1,500	1,396,365
Hughes Satellite Systems Corp., 5.250%, 08/01/26	2,091	1,880,195
Level 3 Financing, Inc.:
4.250%, 07/01/28 (#)	1,000	623,034
3.625%, 01/15/29 (#)	1,000	560,000
		4,459,594
Electric Utilities | 0.5%
NRG Energy, Inc., 3.625%, 02/15/31 (#)	1,500	1,137,983
Electrical Equipment | 1.2%
Sensata Technologies, Inc.:
4.375%, 02/15/30 (#)	1,100	949,856
3.750%, 02/15/31 (#)	250	202,331
Vistra Operations Co. LLC, 4.375%, 05/01/29 (#)	1,500	1,289,448
		2,441,635
Entertainment | 1.5%
Cinemark USA, Inc., 5.250%, 07/15/28 (#)	1,500	1,331,490
Live Nation Entertainment, Inc., 3.750%, 01/15/28 (#)	500	441,250
WMG Acquisition Corp., 3.000%, 02/15/31 (#)	1,800	1,413,846
		3,186,586
Financial Services | 0.7%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 06/01/31 (#)	1,750	1,460,778
Food Products | 3.9%
B&G Foods, Inc., 5.250%, 04/01/25	1,500	1,471,984
Darling Ingredients, Inc., 6.000%, 06/15/30 (#)	2,000	1,893,465
Lamb Weston Holdings, Inc., 4.125%, 01/31/30 (#)	2,000	1,710,297
Description	Principal Amount (000)	Fair Value
Post Holdings, Inc., 4.500%, 09/15/31 (#)	$2,000	$1,664,587
TreeHouse Foods, Inc., 4.000%, 09/01/28	1,750	1,419,688
		8,160,021
Health Care Equipment & Supplies | 2.1%
Avantor Funding, Inc., 3.875%, 11/01/29 (#)	1,500	1,282,005
Hologic, Inc., 4.625%, 02/01/28 (#)	2,000	1,840,315
Medline Borrower LP, 3.875%, 04/01/29 (#)	1,500	1,268,134
		4,390,454
Health Care Providers & Services | 3.6%
Centene Corp., 3.375%, 02/15/30	1,500	1,251,108
Encompass Health Corp., 4.625%, 04/01/31	1,849	1,567,358
Legacy LifePoint Health LLC, 4.375%, 02/15/27 (#)	1,250	1,075,000
Molina Healthcare, Inc., 3.875%, 05/15/32 (#)	1,750	1,403,474
Tenet Healthcare Corp.:
4.875%, 01/01/26	1,000	958,030
4.375%, 01/15/30	1,500	1,290,186
		7,545,156
Hotels, Restaurants & Leisure | 5.5%
1011778 BC ULC/New Red Finance, Inc., 3.875%, 01/15/28 (#)	2,100	1,883,784
Boyd Gaming Corp.:
4.750%, 12/01/27	850	782,498
4.750%, 06/15/31 (#)	1,250	1,063,720
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.375%, 04/15/27	1,550	1,451,713
Hilton Domestic Operating Co., Inc., 3.625%, 02/15/32 (#)	2,000	1,612,392
International Game Technology PLC, 4.125%, 04/15/26 (#)	1,500	1,411,074
MGM Resorts International, 4.625%, 09/01/26	800	747,186
Station Casinos LLC, 4.625%, 12/01/31 (#)	1,750	1,399,796
Travel & Leisure Co., 4.500%, 12/01/29 (#)	1,500	1,258,125
		11,610,288

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Household Durables | 0.7%
Tempur Sealy International, Inc., 4.000%, 04/15/29 (#)	$1,750	$1,460,551
Household Products | 0.5%
Energizer Holdings, Inc., 4.750%, 06/15/28 (#)	1,200	1,036,413
Independent Power & Renewable Electricity Producers | 1.4%
Calpine Corp., 4.500%, 02/15/28 (#)	1,500	1,351,840
NextEra Energy Operating Partners LP, 4.500%, 09/15/27 (#)	1,750	1,586,474
		2,938,314
Interactive Media & Services | 0.6%
Ziff Davis, Inc., 4.625%, 10/15/30 (#)	1,500	1,269,974
IT Services | 0.5%
Block, Inc., 3.500%, 06/01/31	1,450	1,139,064
Machinery | 3.5%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,795	1,656,515
Amsted Industries, Inc.:
5.625%, 07/01/27 (#)	750	706,885
4.625%, 05/15/30 (#)	1,000	846,740
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	2,000	1,741,811
Terex Corp., 5.000%, 05/15/29 (#)	1,000	895,525
Vertiv Group Corp., 4.125%, 11/15/28 (#)	1,750	1,538,269
		7,385,745
Media | 8.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125%, 05/01/27 (#)	500	465,858
4.750%, 03/01/30 (#)	1,500	1,259,177
Clear Channel Outdoor Holdings, Inc., 5.125%, 08/15/27 (#)	2,000	1,775,985
Lamar Media Corp., 3.625%, 01/15/31	1,500	1,221,540
Nexstar Media, Inc., 5.625%, 07/15/27 (#)	1,500	1,334,874
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.000%, 08/15/27 (#)	2,300	2,026,487
Scripps Escrow II, Inc., 3.875%, 01/15/29 (#)	1,500	1,128,056
Sinclair Television Group, Inc.:
Description	Principal Amount (000)	Fair Value
5.125%, 02/15/27 (#)	$1,750	$1,400,000
4.125%, 12/01/30 (#)	1,000	620,070
Sirius XM Radio, Inc.:
5.000%, 08/01/27 (#)	1,750	1,598,450
3.875%, 09/01/31 (#)	1,000	757,461
TEGNA, Inc., 5.000%, 09/15/29	1,750	1,469,913
Univision Communications, Inc., 5.125%, 02/15/25 (#)	1,407	1,371,354
Videotron Ltd., 5.125%, 04/15/27 (#)	500	473,125
Virgin Media Secured Finance PLC, 4.500%, 08/15/30 (#)	2,000	1,652,199
		18,554,549
Metals & Mining | 1.4%
FMG Resources August 2006 Pty. Ltd., 4.500%, 09/15/27 (#)	1,750	1,583,750
Novelis Corp., 4.750%, 01/30/30 (#)	1,500	1,298,175
		2,881,925
Mortgage Real Estate Investment Trusts (REITs) | 0.7%
Starwood Property Trust, Inc., 3.625%, 07/15/26 (#)	1,743	1,545,649
Oil, Gas & Consumable Fuels | 7.3%
Buckeye Partners LP, 4.500%, 03/01/28 (#)	1,500	1,316,248
Cheniere Energy Partners LP, 3.250%, 01/31/32	1,750	1,390,896
DT Midstream, Inc., 4.375%, 06/15/31 (#)	1,350	1,135,234
Hess Midstream Operations LP, 4.250%, 02/15/30 (#)	1,850	1,559,991
Holly Energy Partners LP/Holly Energy Finance Corp., 5.000%, 02/01/28 (#)	2,000	1,840,086
Occidental Petroleum Corp., 3.400%, 04/15/26	1,750	1,633,384
Range Resources Corp., 4.750%, 02/15/30 (#)	1,750	1,553,125
Southwestern Energy Co.:
5.700%, 01/23/25	1,800	1,773,705
4.750%, 02/01/32	250	214,572
Sunoco LP/Sunoco Finance Corp., 4.500%, 04/30/30	2,000	1,731,945
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 01/15/28 (#)	1,250	1,137,500
		15,286,686

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (concluded)
Paper & Forest Products | 0.4%
Smurfit Kappa Treasury Funding DAC, 7.500%, 11/20/25	$750	$759,948
Passenger Airlines | 0.5%
United Airlines Pass-Through Trust, Series 2012-1, Class A, 4.150%, 10/11/25	1,016	1,001,844
Software | 1.9%
Clarivate Science Holdings Corp., 3.875%, 07/01/28 (#)	1,200	1,038,840
Crowdstrike Holdings, Inc., 3.000%, 02/15/29	1,500	1,263,416
NCR Corp.:
5.750%, 09/01/27 (#)	1,000	1,007,444
5.125%, 04/15/29 (#)	750	660,794
		3,970,494
Specialty Retail | 1.8%
Asbury Automotive Group, Inc.:
4.500%, 03/01/28	987	883,576
5.000%, 02/15/32 (#)	750	621,404
Group 1 Automotive, Inc., 4.000%, 08/15/28 (#)	1,000	868,101
Penske Automotive Group, Inc., 3.750%, 06/15/29	1,750	1,473,048
		3,846,129
Technology Hardware, Storage & Peripherals | 1.8%
Seagate HDD Cayman, 4.091%, 06/01/29	2,083	1,797,087
Western Digital Corp., 4.750%, 02/15/26	2,000	1,905,697
		3,702,784
Trading Companies & Distributors | 3.7%
American Builders & Contractors Supply Co., Inc., 4.000%, 01/15/28 (#)	1,100	975,012
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 07/15/27 (#)	2,000	1,892,939
Herc Holdings, Inc., 5.500%, 07/15/27 (#)	2,000	1,891,309
Standard Industries, Inc., 3.375%, 01/15/31 (#)	2,000	1,545,962
United Rentals North America, Inc.:
5.500%, 05/15/27	500	485,893
3.875%, 11/15/27	1,100	995,725
		7,786,840
Total Corporate Bonds (Cost $190,082,362)		166,457,055
Description	Principal Amount (000)	Fair Value
Mortgage-Backed Securities | 11.7%
Federal Farm Credit Banks Funding Corp., 5.900%, 01/10/33	$5,000	$4,867,324
Federal National Mortgage Association, 4.500%, 07/24/26	10,000	9,825,175
Federal Home Loan Mortgage Corp., 6.000%, 07/26/27	10,000	9,915,187
		24,607,686
Total Mortgage-Backed Securities (Cost $24,812,908)		24,607,686

Description	Shares	Fair Value
Exchange-Traded Funds | 4.2%
Invesco Fundamental High Yield Corporate Bond ETF (Cost $8,996,561)	510,310	$8,716,095
Short-Term Investments | 4.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $8,502,059)	8,502,059	8,502,059
Total Investments | 99.1% (Cost $232,393,890)		$208,282,895
Cash and Other Assets in Excess of Liabilities | 0.9%		1,917,829
Net Assets | 100.0%		$210,200,724

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio
Asset-Backed Securities | 7.0%
Financial Services | 4.8%
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/61 (#)	$500	$431,149
AMSR Trust, Series 2020-SFR4, Class A, 1.355%, 11/17/37 (#)	750	680,585
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.530%, 03/15/61 (#)	471	413,709
		1,525,443
Real Estate Management & Development | 2.2%
Progress Residential Trust, Series 2020-SFR3, Class A, 1.294%, 10/17/27 (#)	744	676,773
Total Asset-Backed Securities (Cost $2,200,253)		2,202,216
Corporate Bonds | 14.5%
Automobiles | 2.5%
American Honda Finance Corp., 5.250%, 07/07/26	800	795,055
Banks | 8.9%
Citigroup, Inc., 2.014% (SOFR + 0.694%), 01/25/26 (§)	1,075	1,015,125
Goldman Sachs Group, Inc., 3.500%, 04/01/25	900	866,584
JPMorgan Chase & Co., 2.301% (SOFR + 1.160%), 10/15/25 (§)	1,000	959,150
		2,840,859
Consumer Finance | 3.1%
American Express Co., 2.500%, 07/30/24	1,000	972,544
Total Corporate Bonds (Cost $4,657,666)		4,608,458
Mortgage-Backed Securities | 2.0%
Federal Home Loan Mortgage Corp. 4.250%, 08/14/26
(Cost $639,558)	650	630,058
U.S. Treasury Securities | 75.9%
U.S. Treasury Notes:
4.625%, 06/30/25	3,950	3,916,209
0.250%, 07/31/25	10,200	9,339,375
2.875%, 07/31/25	11,255	10,814,472
Total U.S. Treasury Securities (Cost $24,508,568)		24,070,056
Description	Fair Value
Total Investments | 99.4% (Cost $32,006,045)	$31,510,788
Cash and Other Assets in Excess of Liabilities | 0.6%	184,003
Net Assets | 100.0%	$31,694,791

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio
Common Stocks | 2.0%
Canada | 0.3%
Dye & Durham Ltd. (±)	2,195	$122,367
Germany | 0.5%
Schott Pharma AG & Co. KGaA (*)	5,339	178,597
United States | 1.2%
Advanced Energy Industries, Inc. (±)	436	44,960
Altair Engineering, Inc., Class A (*)	1,017	63,624
Bentley Systems, Inc., Class B (±)	533	26,735
Cutera, Inc. (*), (±)	225	1,355
Envista Holdings Corp. (*), (±)	86	2,398
Five9, Inc. (*)	278	17,875
Match Group, Inc. (*)	274	10,734
Maxeon Solar Technologies Ltd. (*), (±)	11,331	131,326
Revance Therapeutics, Inc. (*), (±)	2,239	25,681
Tetra Tech, Inc. (±)	160	24,325
Topgolf Callaway Brands Corp. (*), (±)	5,662	78,362
Workiva, Inc. (*), (±)	500	50,670
		478,045
Total Common Stocks (Cost $750,736)		779,009

Description	Security Currency	Principal Amount (000)	Fair Value
Convertible Corporate Bonds | 108.6%
Australia | 0.1%
Zip Co. Ltd., 5.000%, 04/23/28 (±), (Ø)	AUD	150	$48,704
Austria | 1.2%
ams-OSRAM AG, 2.125%, 11/03/27 (±)	EUR	600	478,889
Brazil | 1.8%
GOL Equity Finance SA, 3.750%, 07/15/24 (#), (±)	USD	829	681,469
Canada | 2.6%
Ivanhoe Mines Ltd., 2.500%, 04/15/26 (±)	USD	350	441,935
Lithium Americas Corp., 1.750%, 01/15/27 (±)	USD	199	145,270
Shopify, Inc., 0.125%, 11/01/25 (±)	USD	374	335,291
StorageVault Canada, Inc., 5.000%, 03/31/28 (±)	CAD	121	77,504
			1,000,000
China | 2.9%
NIO, Inc.:
Description	Security Currency	Principal Amount (000)	Fair Value
0.000%, 02/01/26 (±)	USD	64	$62,240
4.500%, 02/01/24 (±)	USD	146	163,202
3.875%, 10/15/29 (±)	USD	285	295,117
4.625%, 10/15/30 (±)	USD	561	585,780
			1,106,339
Hong Kong | 2.0%
Cathay Pacific Finance III Ltd., 2.750%, 02/05/26 (±)	HKD	6,000	785,728
Netherlands | 2.0%
Basic-Fit NV, 1.500%, 06/17/28 (±)	EUR	500	460,860
Pharming Group NV, 3.000%, 01/21/25 (±)	EUR	300	306,190
			767,050
Singapore | 3.0%
Sea Ltd.:
0.250%, 09/15/26 (±)	USD	722	579,405
2.375%, 12/01/25 (±)	USD	610	586,210
			1,165,615
Sweden | 0.8%
Fastighets AB Balder, 3.500%, 02/23/28 (±)	EUR	300	302,647
Switzerland | 0.8%
MBT Systems GmbH, 3.500%, 07/08/27 (±)	EUR	300	311,466
United Kingdom | 0.5%
Just Eat Takeaway.com NV, 1.250%, 04/30/26 (±)	EUR	200	179,084
United States | 90.9%
8x8, Inc., 4.000%, 02/01/28 (±)	USD	93	67,016
American Airlines Group, Inc., 6.500%, 07/01/25 (±)	USD	47	50,384
Amyris, Inc., 1.500%, 11/15/26 (±),(«)	USD	938	117,250
Apellis Pharmaceuticals, Inc., 3.500%, 09/15/26 (±)	USD	233	289,363
Arbor Realty Trust, Inc., 7.500%, 08/01/25 (±)	USD	705	716,016
Array Technologies, Inc., 1.000%, 12/01/28 (±)	USD	372	424,638
Avid SPV LLC, 1.250%, 03/15/26 (±)	USD	186	162,712
Bill Holdings, Inc., 0.000%, 12/01/25 (±)	USD	691	697,910
Blackline, Inc., 0.125%, 08/01/24 (±)	USD	285	284,829
Bloom Energy Corp.:

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
2.500%, 08/15/25 (±)	USD	362	$395,666
3.000%, 06/01/28 (±)	USD	322	322,998
Braemar Hotels & Resorts, Inc., 4.500%, 06/01/26 (±)	USD	109	92,759
Bread Financial Holdings, Inc., 4.250%, 06/15/28 (±)	USD	324	352,544
Carnival Corp.:
5.750%, 10/01/24 (±)	USD	455	682,272
5.750%, 12/01/27 (±)	USD	203	272,020
CenterPoint Energy, Inc., 4.250%, 08/15/26 (±)	USD	66	64,713
Century Aluminum Co., 2.750%, 05/01/28 (±)	USD	293	203,049
Cerence, Inc., 3.000%, 06/01/25 (±)	USD	324	316,038
Chefs’ Warehouse, Inc., 2.375%, 12/15/28 (±)	USD	522	424,751
Chegg, Inc., 0.125%, 03/15/25 (±)	USD	381	344,424
Cinemark Holdings, Inc., 4.500%, 08/15/25 (±)	USD	142	208,030
CONMED Corp., 2.250%, 06/15/27 (±)	USD	250	239,250
CSG Systems International, Inc., 3.875%, 09/15/28 (±)	USD	19	18,584
Danimer Scientific, Inc., 3.250%, 12/15/26 (±)	USD	264	95,040
Desktop Metal, Inc., 6.000%, 05/15/27 (±)	USD	377	393,965
DigitalOcean Holdings, Inc., 0.000%, 12/01/26 (±)	USD	1,023	787,096
DISH Network Corp., 0.000%, 12/15/25 (±)	USD	36	24,210
Eagle Bulk Shipping, Inc., 5.000%, 08/01/24 (±)	USD	1,041	1,478,845
Encore Capital Group, Inc., 4.000%, 03/15/29 (±)	USD	513	493,983
Enphase Energy, Inc., 0.000%, 03/01/26 (±)	USD	9	7,943
Everbridge, Inc.:
0.125%, 12/15/24 (±)	USD	200	185,000
0.000%, 03/15/26 (±)	USD	215	182,750
Evolent Health, Inc., 1.500%, 10/15/25 (±)	USD	652	696,401
Expedia Group, Inc., 0.000%, 02/15/26 (±)	USD	92	80,390
EZCORP, Inc.:
2.875%, 07/01/24 (±)	USD	637	655,473
3.750%, 12/15/29 (±)	USD	437	425,245
Fisker, Inc., 2.500%, 09/15/26 (±)	USD	911	474,267
Description	Security Currency	Principal Amount (000)	Fair Value
Freshpet, Inc., 3.000%, 04/01/28 (±)	USD	271	$321,609
fuboTV, Inc., 3.250%, 02/15/26 (±)	USD	16	10,608
Green Plains, Inc., 2.250%, 03/15/27 (±)	USD	247	287,459
Greenbrier Cos., Inc., 2.875%, 04/15/28 (±)	USD	652	617,444
Groupon, Inc., 1.125%, 03/15/26 (±)	USD	35	19,121
Guess?, Inc., 3.750%, 04/15/28 (±)	USD	617	647,110
Guidewire Software, Inc., 1.250%, 03/15/25 (±)	USD	357	363,426
Harmonic, Inc., 2.000%, 09/01/24 (±)	USD	325	394,062
HAT Holdings I LLC/HAT Holdings II LLC, 3.750%, 08/15/28 (±)	USD	187	182,676
Health Catalyst, Inc., 2.500%, 04/15/25 (±)	USD	576	554,054
Helix Energy Solutions Group, Inc., 6.750%, 02/15/26 (±)	USD	854	1,473,577
Herbalife Ltd., 4.250%, 06/15/28 (±)	USD	217	232,949
i3 Verticals LLC, 1.000%, 02/15/25 (±)	USD	370	343,869
Innoviva, Inc., 2.125%, 03/15/28 (±)	USD	725	598,257
Insmed, Inc., 0.750%, 06/01/28 (±)	USD	231	230,307
Kaman Corp., 3.250%, 05/01/24 (±)	USD	186	181,480
Karyopharm Therapeutics, Inc., 3.000%, 10/15/25 (±)	USD	109	67,644
Liberty Broadband Corp., 3.125%, 03/31/53 (±)	USD	247	258,485
Liberty Interactive LLC:
4.000%, 11/15/29 (±)	USD	1,079	264,355
3.750%, 02/15/30 (±)	USD	1,489	375,972
Liberty Media Corp.:
3.750%, 03/15/28 (±)	USD	18	20,547
2.750%, 12/01/49 (±)	USD	948	893,490
2.375%, 09/30/53 (±)	USD	372	375,162
Livent Corp., 4.125%, 07/15/25 (±)	USD	387	840,177
Marcus Corp., 5.000%, 09/15/25 (±)	USD	398	616,104
Mesa Laboratories, Inc., 1.375%, 08/15/25 (±)	USD	455	410,637
Mirum Pharmaceuticals, Inc., 4.000%, 05/01/29 (±)	USD	18	22,826

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Mitek Systems, Inc., 0.750%, 02/01/26 (±)	USD	454	$399,520
Model N, Inc., 2.625%, 06/01/25 (±)	USD	51	52,249
NCL Corp. Ltd.:
1.125%, 02/15/27 (±)	USD	21	17,483
2.500%, 02/15/27 (±)	USD	46	39,882
NeoGenomics, Inc., 1.250%, 05/01/25 (±)	USD	414	388,125
Pacira BioSciences, Inc., 0.750%, 08/01/25 (±)	USD	768	694,560
Penn Entertainment, Inc., 2.750%, 05/15/26 (±)	USD	582	709,283
PennyMac Corp., 5.500%, 11/01/24 (±)	USD	42	41,108
Plug Power, Inc., 3.750%, 06/01/25 (±)	USD	558	881,361
Porch Group, Inc., 0.750%, 09/15/26 (±)	USD	965	253,891
PureCycle Technologies, Inc., 7.250%, 08/15/30 (±)	USD	104	74,464
Q2 Holdings, Inc.:
0.125%, 11/15/25 (±)	USD	401	354,404
0.750%, 06/01/26 (±)	USD	728	638,383
Rapid7, Inc., 1.250%, 03/15/29 (±)	USD	142	138,308
Realogy Group LLC/Realogy Co.-Issuer Corp., 0.250%, 06/15/26 (±)	USD	19	14,535
Redfin Corp., 0.500%, 04/01/27 (±)	USD	111	64,935
Redwood Trust, Inc., 7.750%, 06/15/27 (±)	USD	194	174,479
Repay Holdings Corp., 0.000%, 02/01/26 (±)	USD	470	382,768
Repligen Corp., 0.375%, 07/15/24 (±)	USD	355	508,111
RingCentral, Inc.:
0.000%, 03/01/25 (±)	USD	127	117,716
0.000%, 03/15/26 (±)	USD	366	309,746
Sabre GLBL, Inc., 4.000%, 04/15/25 (±)	USD	222	220,624
Shift4 Payments, Inc.:
0.000%, 12/15/25 (±)	USD	700	692,300
0.500%, 08/01/27 (±)	USD	44	37,814
SMART Global Holdings, Inc., 2.000%, 02/01/29 (±)	USD	199	262,083
Snap, Inc., 0.250%, 05/01/25 (±)	USD	409	378,325
Summit Hotel Properties, Inc., 1.500%, 02/15/26 (±)	USD	344	290,680
Description	Security Currency	Principal Amount (000)	Fair Value
Sunnova Energy International, Inc., 2.625%, 02/15/28 (±)	USD	9	$5,576
Tandem Diabetes Care, Inc., 1.500%, 05/01/25 (±)	USD	514	488,742
Transocean, Inc., 4.625%, 09/30/29 (±)	USD	112	291,066
Two Harbors Investment Corp., 6.250%, 01/15/26 (±)	USD	238	220,150
U.S. Steel Corp., 5.000%, 11/01/26 (±)	USD	185	456,580
Upstart Holdings, Inc., 0.250%, 08/15/26 (±)	USD	175	116,484
Upwork, Inc., 0.250%, 08/15/26 (±)	USD	75	61,914
Varex Imaging Corp., 4.000%, 06/01/25 (±)	USD	608	690,445
Veeco Instruments, Inc.:
3.500%, 01/15/25 (±)	USD	63	81,605
3.750%, 06/01/27 (±)	USD	130	273,731
Ventas Realty LP, 3.750%, 06/01/26 (±)	USD	9	8,816
Virgin Galactic Holdings, Inc., 2.500%, 02/01/27 (±)	USD	90	33,750
Vishay Intertechnology, Inc., 2.250%, 09/15/30 (±)	USD	19	18,706
Winnebago Industries, Inc., 1.500%, 04/01/25 (±)	USD	485	544,655
WisdomTree, Inc., 5.750%, 08/15/28 (±)	USD	79	81,567
Wolfspeed, Inc., 0.250%, 02/15/28 (±)	USD	329	223,391
			35,065,546
Total Convertible Corporate Bonds (Cost $44,769,591)			41,892,537

Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount	Fair Value
Purchased Options | 0.1%
Call
Akamai Technologies, Inc., Expires 10/20/23	MSC	5	$105	$500	$1,870
American Airlines Group, Inc., Expires 01/19/24	MSC	19	16	1,900	437
Anywhere Real Estate, Inc., Expires 12/15/23	MSC	16	8	1,600	560
Anywhere Real Estate, Inc., Expires 12/15/23	MSC	38	10	3,800	190

Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Fluor Corp., Expires 10/20/23	MSC	14	$35	$1,400	$3,290
Jetblue Airways Corp., Expires 01/19/24	MSC	19	7	1,900	266
Plug Power, Inc., Expires 10/27/23	MSC	19	9	1,900	380
Porch Group, Inc., Expires 01/19/24	MSC	18	3	1,800	144
Redfin Corp., Expires 01/19/24	MSC	38	13	3,800	760
Sirius XM Holdings, Inc., Expires 10/20/23	MSC	18	6	1,800	108
Put
Carnival Corp., Expires 10/06/23	MSC	18	13	1,800	270
Groupon, Inc., Expires 10/20/23	MSC	6	4	600	24
Helix Energy Solutions Group I, Expires 12/15/23	MSC	111	9	11,100	2,220
Norwegian Cruise Line Holdings,, Expires 10/06/23	MSC	18	16	1,800	486
Total Purchased Options
(Cost $15,612)					11,005
U.S. Treasury Securities | 38.5%
U.S. Treasury Bill:
0.000%, 03/07/24		USD	4,600		4,493,339
0.000%, 03/14/24		USD	4,090		3,991,086
0.000%, 03/21/24		USD	4,295		4,186,445
4.125%, 10/31/27 (±)		USD	2,224		2,176,653
Total U.S. Treasury Securities (Cost $14,909,252)					14,847,523

Description	Shares	Fair Value
Short-Term Investments | 6.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $2,324,528)	2,324,528	$2,324,528
Total Investments excluding Securities Sold Short | 155.2% (Cost $62,769,719)		$59,854,602
Description	Shares	Fair Value
Securities Sold Short | (80.3)%
Common Stocks | (42.5)%
Austria | 0.0%
ams-OSRAM AG	(3,221)	$(15,095)
Canada | (1.0)%
Ivanhoe Mines Ltd., Class A	(38,124)	(326,717)
Lithium Americas Corp.	(1,322)	(22,487)
Shopify, Inc., Class A	(75)	(4,093)
StorageVault Canada, Inc.	(6,110)	(20,333)
		(373,630)
China | (1.6)%
NIO, Inc. ADR	(69,167)	(625,270)
Hong Kong | (1.2)%
Cathay Pacific Airways Ltd.	(441,700)	(452,723)
Israel | 0.0%
Camtek Ltd.	(23)	(1,432)
Netherlands | (0.2)%
Basic-Fit NV	(1,350)	(38,226)
Pharming Group NV	(46,393)	(59,355)
		(97,581)
Singapore | (0.2)%
Sea Ltd. ADR	(1,726)	(75,858)
Sweden | (0.4)%
Fastighets AB Balder, B Shares	(32,888)	(147,244)
Switzerland | (0.4)%
Meyer Burger Technology AG	(382,498)	(153,307)
United States | (37.5)%
8x8, Inc.	(8,289)	(20,888)
American Airlines Group, Inc.	(1,499)	(19,202)
Anywhere Real Estate, Inc.	(4,020)	(25,849)
Apellis Pharmaceuticals, Inc.	(3,468)	(131,923)
Arbor Realty Trust, Inc. REIT	(21,253)	(322,621)
Array Technologies, Inc.	(13,161)	(292,043)
ATI, Inc.	(164)	(6,749)
Beauty Health Co.	(555)	(3,341)
Bill Holdings, Inc.	(2,176)	(236,248)
BlackLine, Inc.	(315)	(17,473)
Bloom Energy Corp., Class A	(20,349)	(269,828)
Braemar Hotels & Resorts, Inc. REIT	(7,466)	(20,681)
Bread Financial Holdings, Inc.	(6,263)	(214,195)
Carnival Corp.	(50,022)	(686,302)
CenterPoint Energy, Inc.	(24)	(644)
Century Aluminum Co.	(10,627)	(76,408)
Cerence, Inc.	(2,275)	(46,342)
Charter Communications, Inc., Class A	(302)	(132,826)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Chefs’ Warehouse, Inc.	(6,254)	$(132,460)
Cinemark Holdings, Inc.	(2,619)	(48,059)
Coherus Biosciences, Inc.	(860)	(3,216)
CONMED Corp.	(949)	(95,707)
CSG Systems International, Inc.	(86)	(4,396)
Danimer Scientific, Inc.	(7,265)	(15,039)
Datadog, Inc., Class A	(899)	(81,890)
Desktop Metal, Inc., Class A	(173,240)	(252,930)
DISH Network Corp., Class A	(1,309)	(7,671)
Dynavax Technologies Corp.	(11,505)	(169,929)
Eagle Bulk Shipping, Inc.	(29,387)	(1,235,136)
Encore Capital Group, Inc.	(5,541)	(264,638)
Enphase Energy, Inc.	(5)	(601)
Etsy, Inc.	(59)	(3,810)
Evolent Health, Inc., Class A	(10,754)	(292,831)
EZCORP, Inc. Class A	(51,805)	(427,391)
Freshpet, Inc.	(3,165)	(208,510)
Green Plains, Inc.	(6,078)	(182,948)
Greenbrier Cos., Inc.	(7,029)	(281,160)
Guess?, Inc.	(9,349)	(202,312)
Guidewire Software, Inc.	(1,348)	(121,320)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	(3,711)	(78,673)
Health Catalyst, Inc.	(54)	(546)
Helix Energy Solutions Group, Inc.	(116,525)	(1,301,584)
Herbalife Ltd.	(9,901)	(138,515)
HubSpot, Inc.	(27)	(13,297)
I3 Verticals, Inc., Class A	(111)	(2,347)
Innoviva, Inc.	(10,624)	(138,006)
Insmed, Inc.	(5,435)	(137,234)
LCI Industries	(181)	(21,253)
Liberty Media Corp.-Liberty SiriusXM, Class A	(439)	(11,173)
Live Nation Entertainment, Inc.	(2,182)	(181,193)
Livent Corp.	(42,147)	(775,926)
Marcus Corp.	(33,965)	(526,458)
Mirum Pharmaceuticals, Inc.	(473)	(14,947)
Mitek Systems, Inc.	(6,872)	(73,668)
Model N, Inc.	(704)	(17,185)
MongoDB, Inc.	(301)	(104,104)
National Vision Holdings, Inc.	(309)	(5,000)
Norwegian Cruise Line Holdings Ltd.	(3,367)	(55,488)
Penn Entertainment, Inc.	(17,176)	(394,189)
PetIQ, Inc.	(2,229)	(43,911)
Plug Power, Inc.	(97,334)	(739,738)
PureCycle Technologies, Inc.	(4,897)	(27,472)
Q2 Holdings, Inc.	(1,423)	(45,920)
Description	Shares	Fair Value
Rapid7, Inc.	(1,539)	$(70,455)
Redfin Corp.	(506)	(3,562)
Redwood Trust, Inc. REIT	(6,112)	(43,579)
Repligen Corp.	(2,688)	(427,419)
Sabre Corp.	(16,380)	(73,546)
Shift4 Payments, Inc., Class A	(4,585)	(253,871)
SMART Global Holdings, Inc.	(7,989)	(194,532)
Snap, Inc., Class A	(633)	(5,640)
SoFi Technologies, Inc.	(973)	(7,774)
Summit Hotel Properties, Inc. REIT	(7,402)	(42,932)
Sunnova Energy International, Inc.	(159)	(1,665)
TechTarget, Inc.	(17)	(516)
Transocean Ltd.	(35,201)	(289,000)
Travere Therapeutics, Inc.	(150)	(1,341)
U.S. Steel Corp.	(12,863)	(417,790)
Varex Imaging Corp.	(18,560)	(348,742)
Veeco Instruments, Inc.	(10,643)	(299,175)
Virgin Galactic Holdings, Inc.	(4,894)	(8,809)
Vishay Intertechnology, Inc.	(378)	(9,344)
Winnebago Industries, Inc.	(5,099)	(303,136)
WisdomTree, Inc.	(5,647)	(39,529)
Wolfspeed, Inc.	(1,155)	(44,005)
Xometry, Inc., Class A	(38)	(645)
Zillow Group, Inc. Class C	(1,033)	(47,683)
Zscaler, Inc.	(754)	(117,315)
		(14,455,349)
Total Common Stocks (Proceeds $17,367,807)		(16,397,489)

Description	Security Currency	Principal Amount (000)	Fair Value
Convertiable Corporate Bonds | (1.3)%
United States | (1.3)%
Advanced Energy Industries, Inc., 2.500%, 09/15/28	USD	(92)	$(93,255)
Bentley Systems, Inc., 0.375%, 07/01/27	USD	(94)	(81,686)
Fluor Corp., 1.125%, 08/15/29	USD	(91)	(94,390)
JetBlue Airways Corp., 0.500%, 04/01/26	USD	(14)	(10,893)
Tetra Tech, Inc., 2.250%, 08/15/28	USD	(94)	(93,060)
Wayfair, Inc., 0.625%, 10/01/25	USD	(56)	(48,513)

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Workiva, Inc., 1.250%, 08/15/28	USD	(95)	$(94,192)
			(515,989)
Total Convertiable Corporate Bonds (Proceeds $510,778)			(515,989)

Description	Shares	Fair Value
Exchange-Traded Funds | (8.0)%
United States | (8.0)%
Invesco QQQ Trust Series 1	(2,405)	$(861,639)
iShares iBoxx High Yield Corporate Bond ETF	(29,929)	(2,206,366)
		(3,068,005)
Total Exchange-Traded Funds (Proceeds $3,096,955)		(3,068,005)

Description	Security Currency	Principal Amount (000)	Fair Value
U.S. Treasury Securities | (28.5)%
United States | (28.5)%
U.S. Treasury Bill, 0.000%, 10/12/23	USD	(11,000)	$(10,983,874)
(Proceeds $10,982,236)			(10,983,874)
Total Securities Sold Short (Proceeds $31,957,776)			(30,965,357)
Total Investments | 74.9% (Cost and short proceeds $30,811,943) (»)			28,889,245
Cash and Other Assets in Excess of Liabilities | 25.1%			9,682,670
Net Assets | 100.0%			$38,571,915

Lazard Enhanced Opportunities Portfolio (continued)

Forward Currency Contracts open at September 30, 2023:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	500,000	USD	530,374	SSB	12/27/23	$431	$—
USD	54,026	AUD	84,000	SSB	12/27/23	—	142
USD	50,547	CAD	68,000	SSB	12/27/23	413	—
USD	2,176,888	EUR	2,049,000	SSB	12/27/23	1,649	—
USD	325,011	HKD	2,537,000	SSB	12/27/23	475	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$2,968	$142

Written Options open at September 30, 2023:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount	Premiums	Fair Value
Put
Plug Power, Inc.	MSC	89	$7.5	12/15/23	$8,900	$7,201	$(8,455)

Total Return Swap Agreements open at September 30, 2023:

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate*	Unrealized Appreciation	Unrealized Depreciation
Long Position Contract
USD	NIP	$237,193	11/30/27	3D Systems Corp. 0.000%, 11/15/26	5.32%	$—	$5,280
USD	BNP	243,372	10/17/24	Airbnb, Inc. 0.000%, 03/15/26	5.32	1,081	—
USD	NIP	209,401	11/30/27	Alphatec Holdings, Inc. 0.750%, 08/01/26	5.32	—	32,186
USD	NIP	934,544	11/30/27	ATI, Inc. 3.500%, 06/15/25	5.32	57,032	—
USD	BNP	499,817	10/17/24	Beauty Health Co. 1.250%, 10/01/26	5.32	—	15,449
USD	BNP	539,529	10/17/24	Blackline, Inc. 0.000%, 03/15/26	5.32	7,075	—
USD	NIP	845,491	11/30/27	Block, Inc. 0.125%, 03/01/25	5.32	5,405	—
USD	NIP	15,829	11/30/27	Camtek, Ltd. 0.000%, 12/01/26	5.32	5,987	—
USD	BNP	254,368	10/17/24	Cerence, Inc. 1.500%, 07/01/28	5.32	—	26,959
USD	BNP	147,820	10/17/24	Cheesecake Factory Inc. 0.375%, 06/15/26	5.32	—	2,351
USD	NIP	453,481	11/30/27	Cloudflare, Inc. 0.000%, 08/15/26	5.32	6,509	—
USD	BNP	410,136	10/17/24	Coherus Biosciences, Inc. 1.500%, 04/15/26	5.32	12,489	—
USD	BNP	496,381	10/17/24	Collegium Pharmaceutical, Inc. 2.875%, 02/15/29	5.32	—	28,898

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate*	Unrealized Appreciation	Unrealized Depreciation
USD	NIP	$137,276	11/30/27	Cutera, Inc. 2.250%, 06/01/28	5.32%	$—	$8,787
USD	NIP	105,427	11/30/27	Cutera, Inc. 2.250%, 03/01/26	5.32	—	5,327
USD	NIP	717,363	11/30/27	Datadog, Inc. 0.125%, 06/15/25	5.32	9,772	—
USD	NIP	353,761	11/30/27	DISH Network Corp. 3.375%,08/15/26	5.32	—	39,853
USD	NIP	482,160	11/30/27	DocuSign, Inc. 0.000%, 01/15/24	5.32	2,461	—
USD	BNP	10,424	10/17/24	Duke Energy Corp.	5.32	—	363
CAD	BNP	455,900	10/17/24	Dye & Durham, Ltd. 3.750%, 03/01/26	5.32	—	19,391
USD	NIP	1,177,115	11/30/27	Dynavax Technologies Corp. 2.500%, 05/15/26	5.32	98,848	—
USD	BNP	470,113	10/17/24	Encore Capital Group, Inc. 3.250%, 10/01/25	5.32	—	62,797
USD	BNP	408,996	10/17/24	Envestnet, Inc. 0.750%, 08/15/25	5.32	5,798	—
USD	NIP	84,537	11/30/27	Envista Holdings Corp.	5.32	—	11,519
USD	BNP	80,498	10/17/24	Etsy, Inc. 0.250%, 06/15/28	5.32	380	—
USD	BNP	237,503	10/17/24	Etsy, Inc. 0.125%, 10/01/26	5.32	—	101,843
USD	BNP	818,137	10/17/24	Five9, Inc. 0.500%, 06/01/25	5.32	—	5,187
USD	NIP	693,390	11/30/27	Fiverr International, Ltd. 0.000%, 11/01/25	5.32	1,514	—
USD	BNP	50,718	10/17/24	Granite Construction, Inc. 3.750%, 05/15/28	5.32	—	3,307
USD	BNP	34,369	10/17/24	Groupon, Inc. 1.125%, 03/15/26	5.32	—	5,415
USD	BNP	362,427	10/17/24	HAT Holdings I LLC/HAT Holdings II LLC 0.000%, 05/01/25	5.32	6,173	—
USD	NIP	891,649	11/30/27	HubSpot, Inc. 0.375%, 06/01/25	5.32	—	2,968
USD	BNP	254,763	10/17/24	Inotiv, Inc. 3.250%, 10/15/27	5.32	6,827	—
USD	BNP	1,354,198	10/17/24	Kaman Corp. 3.250%, 05/01/24	5.32	7,880	—
USD	NIP	590,283	11/30/27	LCI Industries 1.125%, 05/15/26	5.32	—	6,533
USD	NIP	359,484	11/30/27	LendingTree, Inc. 0.500%, 07/15/25	5.32	10,556	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate*	Unrealized Appreciation	Unrealized Depreciation
USD	NIP	$192,299	11/30/27	Lucid Group, Inc. 1.250%, 12/15/26	5.32%	$—	$11,487
USD	NIP	590,707	11/30/27	MannKind Corp. 0.250%, 03/01/26	5.32	—	82,498
USD	BNP	279,986	10/17/24	Marriott Vacations Worldwide Corp. 3.250%, 12/15/27	5.32	—	13,986
USD	BNP	457,418	10/17/24	Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	5.32	—	23,332
USD	BNP	638,426	10/17/24	Match Group Financeco 2, Inc. 0.875%, 06/15/26	5.32	—	1,751
USD	BNP	125,337	10/17/24	Match Group Financeco 3, Inc. 2.000%, 01/15/30	5.32	—	1,006
USD	BNP	877,014	10/17/24	Maxeon Solar Technologies, Ltd. 6.500%, 07/15/25	5.32	—	327,695
USD	NIP	1,932,196	11/30/27	MercadoLibre, Inc. 2.000%, 08/15/28	5.32	137,169	—
USD	BOA	1,149,851	05/31/24	MongoDB, Inc. 0.250%, 01/15/26	5.32	—	45,128
USD	NIP	669,845	11/30/27	National Vision Holdings, Inc. 2.500%, 05/15/25	5.32	—	28,785
USD	BNP	704,918	10/17/24	NCL Corp., Ltd. 5.375%, 08/01/25	5.32	—	12,591
USD	BNP	273,650	10/17/24	NCL Corp., Ltd. 6.000%, 05/15/24	5.32	17,518	—
USD	BNP	442,489	10/17/24	NCL Corp., Ltd. 1.125%, 02/15/27	5.32	43,691	—
USD	BNP	44,347	10/17/24	NCL Corp., Ltd. 2.500%, 02/15/27	5.32	3,338	—
USD	NIP	615,215	11/30/27	NuVasive, Inc. 0.375%, 03/15/25	5.32	—	1,088
USD	BNP	189,641	10/17/24	PagerDuty, Inc. 1.250%, 07/01/25	5.32	—	4,255
USD	BNP	660,512	10/17/24	Pebblebrook Hotel Trust 1.750%, 12/15/26	5.32	—	23,030
USD	NIP	548,116	11/30/27	Pegasystems, Inc. 0.750%, 03/01/25	5.32	527	—
USD	BNP	424,343	10/17/24	PennyMac Corp. 5.500%, 03/15/26	5.32	—	4,680
USD	BNP	417,824	10/17/24	PetIQ, Inc. 4.000%, 06/01/26	5.32	55,115	—
USD	NIP	528,613	11/30/27	Realogy Group LLC/Realogy Co.-Issuer Corp. 0.250%, 06/15/26	5.32	25,247	—
USD	BNP	201,096	10/17/24	Redfin Corp. 0.500%, 04/01/27	5.32	33,489	—
USD	BNP	236,566	10/17/24	Shift Technologies Inc. 4.750%, 05/15/26	5.32	—	202,566

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate*	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$469,698	10/17/24	Shopify, Inc. 0.125%, 11/01/25	5.32%	$10,826	$—
USD	NIP	509,057	11/30/27	Snap, Inc. 0.750%, 08/01/26	5.32	—	17,277
USD	NIP	464,352	11/30/27	Snap, Inc. 0.125%, 03/01/28	5.32	—	18,804
USD	BNP	371,026	10/17/24	SoFi Technologies, Inc. 0.000%, 10/15/26	5.32	13,870	—
USD	BNP	33,900	10/17/24	SolarEdge Technologies, Inc. 0.000%, 09/15/25	5.32	11	—
USD	BNP	519,010	10/17/24	Spotify USA, Inc. 0.000%, 03/15/26	5.32	1,701	—
USD	BNP	14,758	10/17/24	TechTarget, Inc. 0.000%, 12/15/26	5.32	540	—
USD	NIP	596,290	11/30/27	Topgolf Callaway Brands Corp. 2.750%, 05/01/26	5.32	—	134,463
USD	NIP	359,994	11/30/27	Travere Therapeutics, Inc. 2.250%, 03/01/29	5.32	—	119,938
USD	NIP	709,970	11/30/27	Unity Software, Inc. 0.000%, 11/15/26	5.32	508	—
USD	NIP	32,155	11/30/27	Veeco Instruments, Inc. 2.875%, 06/01/29	5.32	—	227
USD	NIP	15,437	11/30/27	Wayfair, Inc. 1.000%, 08/15/26	5.32	—	632
USD	NIP	446,780	11/30/27	Wix.com, Ltd. 0.000%, 08/15/25	5.32	257	—
USD	BNP	37,193	10/17/24	Xometry, Inc. 1.000%, 02/01/27	5.32	2,903	—
USD	BNP	522,789	10/17/24	Zillow Group, Inc. 0.750%, 09/01/24	5.32	—	19,474
USD	NIP	668,591	11/30/27	Zscaler, Inc. 0.125%, 07/01/25	5.32	46,567	—
Short Position Contract
USD	NIP	43,880	11/30/27	2U, Inc. 2.250%, 05/01/25	5.32	176	—
USD	NIP	5,112	11/30/27	3D Systems Corp.	5.32	1,175	—
USD	BNP	26,635	10/17/24	Airbnb, Inc.	5.32	154	—
USD	BNP	91,920	10/17/24	Akamai Technologies, Inc. 0.375%, 09/01/27	5.32	—	3,311
USD	NIP	107,489	11/30/27	Alphatec Holdings, Inc.	5.32	25,130	—
USD	NIP	21,561	11/30/27	Anywhere Real Estate, Inc.	5.32	2,329	—
USD	BOA	2,825	05/31/24	Arbor Realty Trust, Inc.	5.32	—	576
USD	NIP	885,030	11/30/27	ATI, Inc.	5.32	—	69,115
USD	NIP	73,686	11/30/27	Avid Bioservices, Inc.	5.32	35,143	—
USD	BNP	19,378	10/17/24	Beauty Health Co.	5.32	4,382	—
USD	BNP	30,885	10/17/24	Blackline, Inc.	5.32	—	1,510

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate*	Unrealized Appreciation	Unrealized Depreciation
USD	NIP	$9,640	11/30/27	Block, Inc.	5.32%	$1,629	$—
USD	NIP	9,387	11/30/27	Camtek, Ltd.	5.32	—	4,871
USD	BNP	114,687	10/17/24	Cerence, Inc.	5.32	24,040	—
USD	BNP	5,408	10/17/24	Cheesecake Factory Inc.	5.32	712	—
USD	BOA	93,610	05/31/24	Cinemark Holdings, Inc.	5.32	—	13,682
USD	NIP	52,529	11/30/27	Cloudflare, Inc.	5.32	2,601	—
USD	BNP	43,766	10/17/24	CMS Energy Corp. 3.375%, 05/01/28	5.32	1,354	—
USD	BNP	58,278	10/17/24	Coherus Biosciences, Inc.	5.32	1,071	—
USD	BNP	249,538	10/17/24	Collegium Pharmaceutical, Inc.	5.32	17,635	—
USD	NIP	25,224	11/30/27	Cutera, Inc.	5.32	6,929	—
USD	NIP	312,682	11/30/27	Datadog, Inc.	5.32	—	19,250
USD	NIP	13,475	11/30/27	DISH Network Corp.	5.32	7,598	—
USD	BNP	7	10/17/24	DISH Network Corp.	5.32	1	—
USD	BNP	47,152	10/17/24	Duke Energy Corp. 4.125%, 04/15/26	5.32	1,421	—
USD	NIP	694,128	11/30/27	Dynavax Technologies Corp.	5.32	—	148,294
USD	BNP	366,681	10/17/24	Encore Capital Group, Inc.	5.32	59,441	—
USD	BNP	4,409	10/17/24	Envestnet, Inc.	5.32	666	—
USD	NIP	176,343	11/30/27	Envista Holdings Corp. 1.750%, 08/15/28	5.32	7,811	—
USD	BNP	134,567	10/17/24	Etsy, Inc.	5.32	74,443	—
USD	BOA	108,518	05/31/24	Fisker, Inc.	5.32	—	2,419
USD	BNP	101,562	10/17/24	Five9, Inc.	5.32	14,114	—
USD	BNP	26,512	10/17/24	Granite Construction, Inc.	5.32	2,521	—
USD	BOA	8,830	05/31/24	Greenbrier Cos. Inc.	5.32	—	4,170
USD	BNP	4,252	10/17/24	Groupon, Inc.	5.32	—	7,483
USD	BNP	107,700	10/17/24	Guess?, Inc.	5.32	—	47,913
USD	BNP	428,442	10/17/24	Harmonic, Inc.	5.32	156,626	—
USD	NIP	19,467	11/30/27	Health Catalyst, Inc.	5.32	2,718	—
USD	NIP	782,920	11/30/27	HubSpot, Inc.	5.32	3,785	—
USD	BNP	31,056	10/17/24	I3 Verticals, Inc.	5.32	3,638	—
USD	BNP	4,044	10/17/24	Innoviva, Inc.	5.32	—	113
USD	BNP	6,643	10/17/24	Inotiv, Inc.	5.32	1,724	—
USD	BOA	346,538	05/31/24	iShares iBoxx High Yield Corporate Bond ETF	5.32	1,824	—
USD	BNP	15,601	10/17/24	Karyopharm Therapeutics, Inc.	5.32	11,460	—
USD	NIP	193,078	11/30/27	LCI Industries	5.32	2,623	—
USD	NIP	306,076	11/30/27	MannKind Corp.	5.32	66,664	—
USD	BNP	104,542	10/17/24	Marriott Vacations Worldwide Corp.	5.32	7,434	—
USD	BNP	125,017	10/17/24	Match Group, Inc.	5.32	2,517	—
USD	BNP	743,728	10/17/24	Maxeon Solar Technologies, Ltd.	5.32	435,839	—
USD	NIP	1,924,864	11/30/27	MercadoLibre, Inc.	5.32	—	144,316
USD	BOA	693,240	05/31/24	MongoDB, Inc.	5.32	—	127,140
USD	NIP	161,879	11/30/27	National Vision Holdings, Inc.	5.32	87,921	—
USD	BNP	40,585	10/17/24	NeoGenomics, Inc.	5.32	12,898	—
USD	BNP	600,021	10/17/24	Norwegian Cruise Line Holdings, Ltd.	5.32	—	30,635

Lazard Enhanced Opportunities Portfolio (concluded)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate*	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$37,976	10/17/24	Pacira BioSciences, Inc.	5.32%	$6,590	$—
USD	BNP	39,670	10/17/24	PagerDuty, Inc.	5.32	2,584	—
USD	BNP	173,853	10/17/24	Pebblebrook Hotel Trust	5.32	3,584	—
USD	BNP	33,952	10/17/24	PennyMac Mortgage Investment Trust	5.32	2,009	—
USD	BNP	72,596	10/17/24	PetIQ, Inc.	5.32	—	74,662
USD	BNP	1,447	10/17/24	Porch Group, Inc.	5.32	932	—
USD	BNP	86,932	10/17/24	PPL Capital Funding, Inc. 2.875%, 05/01/25	5.32	2,752	—
USD	NIP	32,643	11/30/27	Q2 Holdings, Inc.	5.32	—	4,080
USD	BNP	1,739	10/17/24	Redfin Corp.	5.32	—	711
USD	BOA	15,635	05/31/24	Redwood Trust, Inc.	5.32	—	3,196
USD	BNP	4,274	10/17/24	Repay Holdings Corp.	5.32	—	98
USD	BNP	118,891	10/17/24	Revance Therapeutics, Inc. 1.750%, 02/15/27	5.32	1,615	—
USD	BNP	39,789	10/17/24	Shopify, Inc.	5.32	3,227	—
USD	NIP	160,716	11/30/27	Snap, Inc.	5.32	21,595	—
USD	BNP	69,458	10/17/24	SoFi Technologies, Inc.	5.32	—	7,470
USD	BNP	5,759	10/17/24	SolarEdge Technologies, Inc.	5.32	61	—
USD	NIP	422,264	11/30/27	Topgolf Callaway Brands Corp.	5.32	142,640	—
USD	NIP	140,348	11/30/27	Travere Therapeutics, Inc.	5.32	76,722	—
USD	BNP	1,329	10/17/24	Travere Therapeutics, Inc.	5.32	766	—
USD	NIP	17,180	11/30/27	Veeco Instruments, Inc.	5.32	—	4,239
USD	NIP	5,207	11/30/27	Wayfair, Inc.	5.32	785	—
USD	BNP	8,800	10/17/24	Xometry, Inc.	5.32	1,923	—
USD	BNP	198,378	10/17/24	Zillow Group, Inc.	5.32	—	6,388
USD	NIP	271,776	11/30/27	Zscaler, Inc.	5.32	—	38,159
Total gross unrealized appreciation/depreciation on Total Return Swap Agreements						$1,996,996	$2,242,907

^	For long position contracts the Portfolio pays depreciation of the referenced entity and for short position contracts the Portfolio receives depreciation of the referenced entity.
*	For long position contracts the Portfolio receives appreciation and dividends/interest, as well as financing charges at the referenced rate and for short position contracts the Portfolio pays appreciation and dividends/interest, as well as financing charges at the referenced rate.

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio
Common Stocks | 63.5%
Australia | 1.2%
Brambles Ltd.	2,520	$23,193
Cochlear Ltd.	31	5,082
Coles Group Ltd.	890	8,864
Computershare Ltd. ADR	1,249	20,883
Coronado Global Resources, Inc.	3,340	4,183
GrainCorp Ltd., Class A	877	3,984
Incitec Pivot Ltd.	1,635	3,299
Medibank Pvt Ltd.	2,844	6,287
Newcrest Mining Ltd.	292	4,625
Northern Star Resources Ltd.	562	3,762
Perseus Mining Ltd.	5,950	6,244
Pilbara Minerals Ltd.	1,628	4,481
Qantas Airways Ltd. (*)	3,777	12,572
REA Group Ltd.	51	5,049
Telstra Group Ltd.	4,915	12,154
Yancoal Australia Ltd.	963	3,200
		127,862
Austria | 0.0%
ANDRITZ AG	78	3,926
Belgium | 0.0%
Warehouses De Pauw CVA REIT	107	2,637
Bermuda | 0.0%
RenaissanceRe Holdings Ltd.	21	4,156
Canada | 2.1%
Birchcliff Energy Ltd.	573	3,265
Canadian Natural Resources Ltd.	80	5,174
CGI, Inc. (*)	38	3,746
Constellation Software, Inc.	20	41,289
Dollarama, Inc.	431	29,695
Fairfax Financial Holdings Ltd.	7	5,714
Hydro One Ltd.	119	3,030
International Petroleum Corp. (*)	707	6,788
Manulife Financial Corp.	2,431	44,423
Metro, Inc.	310	16,100
Parex Resources, Inc.	271	5,086
Shopify, Inc. Class A (*)	96	5,240
Teck Resources Ltd., Class B	134	5,767
Teekay Tankers Ltd., Class A	102	4,246
Toronto-Dominion Bank	597	35,975
Tourmaline Oil Corp.	105	5,284
		220,822
Description	Shares	Fair Value
China | 0.4%
NXP Semiconductors NV	199	$39,784
Wilmar International Ltd.	1,400	3,807
		43,591
Denmark | 0.9%
Carlsberg AS, Class B ADR	952	23,952
Novo Nordisk AS, Class B	810	73,683
		97,635
Finland | 0.2%
Kone Oyj, ADR	850	17,876
Nordea Bank Abp	229	2,511
		20,387
France | 2.0%
BNP Paribas SA	440	28,012
Bureau Veritas SA ADR	349	17,331
Cie de Saint-Gobain SA	303	18,152
Cie Generale des Etablissements Michelin SCA	154	4,720
Legrand SA ADR	1,017	18,682
LVMH Moet Hennessy Louis Vuitton SE ADR	178	26,898
Orange SA	1,664	19,095
Pernod Ricard SA ADR	563	18,709
Societe Generale SA	505	12,216
Thales SA ADR	979	27,471
TotalEnergies SE	46	3,027
Vinci SA	120	13,285
		207,598
Germany | 0.7%
Bayerische Motoren Werke AG	199	20,270
Beiersdorf AG	73	9,426
Commerzbank AG	437	4,986
Mercedes-Benz Group AG	132	9,194
Merck KGaA ADR	612	20,410
Rheinmetall AG	17	4,383
		68,669
Hong Kong | 0.4%
AIA Group Ltd. ADR	552	17,830
Jardine Matheson Holdings Ltd.	100	4,640
Link REIT	700	3,412
Sun Hung Kai Properties Ltd.	500	5,318
Swire Pacific Ltd., Class A	500	3,376
WH Group Ltd.	5,500	2,870
		37,446

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Israel | 0.2%
Bank Hapoalim BM	1,123	$9,985
Bezeq The Israeli Telecommunication Corp. Ltd.	6,201	8,729
Perion Network Ltd. (*)	130	3,982
		22,696
Italy | 0.5%
Banco BPM SpA	1,234	5,887
Ferrari NV	29	8,547
Intesa Sanpaolo SpA	5,396	13,867
Poste Italiane SpA	875	9,200
Saras SpA	4,033	5,775
UniCredit SpA	464	11,103
		54,379
Japan | 5.3%
ABC-Mart, Inc.	300	5,411
ANA Holdings, Inc. (*)	200	4,191
Bank of Kyoto Ltd. (*), (¢)	100	5,690
Chubu Electric Power Co., Inc.	1,900	24,305
Chugoku Electric Power Co., Inc.	600	3,701
Daiwa House Industry Co. Ltd.	200	5,371
Daiwa Securities Group, Inc.	1,000	5,770
East Japan Railway Co.	100	5,723
Electric Power Development Co. Ltd.	1,900	30,744
FUJIFILM Holdings Corp.	100	5,790
Hachijuni Bank Ltd.	1,600	8,843
Honda Motor Co. Ltd.	2,400	26,986
Japan Post Bank Co. Ltd.	2,000	17,376
Japan Post Holdings Co. Ltd.	3,000	23,983
Japan Real Estate Investment Corp. REIT	3	11,700
Japan Tobacco, Inc.	200	4,603
Kawasaki Heavy Industries Ltd.	200	4,840
KDDI Corp.	300	9,183
Kyushu Railway Co.	400	8,507
Lawson, Inc.	400	18,385
Mazda Motor Corp.	500	5,669
Mebuki Financial Group, Inc.	2,200	6,067
Mitsubishi Motors Corp.	1,300	5,658
Mizuho Financial Group, Inc.	2,100	35,571
MS&AD Insurance Group Holdings, Inc.	300	10,973
Nagoya Railroad Co. Ltd.	200	2,953
Nihon Kohden Corp.	200	4,938
Nintendo Co. Ltd. ADR	2,114	21,880
Nippon Express Holdings, Inc.	200	10,435
Nisshinbo Holdings, Inc.	1,300	9,674
Description	Shares	Fair Value
Ono Pharmaceutical Co. Ltd.	1,300	$24,934
Osaka Gas Co. Ltd.	900	14,847
Otsuka Holdings Co. Ltd.	1,300	46,247
Rengo Co. Ltd.	500	3,436
Sankyo Co. Ltd.	100	4,566
Sega Sammy Holdings, Inc.	600	11,068
Seven & i Holdings Co. Ltd.	100	3,916
Shimano, Inc. ADR	979	13,109
Shizuoka Financial Group, Inc.	1,400	11,386
Softbank Corp.	1,400	15,833
Sompo Holdings, Inc.	100	4,280
Sumitomo Mitsui Financial Group, Inc.	100	4,902
Tokyo Gas Co. Ltd.	1,000	22,725
Tokyu Fudosan Holdings Corp.	1,900	11,676
Toyota Motor Corp.	300	5,391
Yamaguchi Financial Group, Inc.	500	4,374
Yamazaki Baking Co. Ltd.	200	3,677
		551,287
Netherlands | 0.9%
ASM International NV	52	21,864
Eurocommercial Properties NV REIT	385	8,528
Koninklijke Ahold Delhaize NV	131	3,950
Koninklijke KPN NV	1,006	3,316
NN Group NV	106	3,397
Wolters Kluwer NV ADR	384	46,460
		87,515
New Zealand | 0.1%
Spark New Zealand Ltd.	2,823	8,138
Norway | 0.0%
Orkla ASA	564	4,212
Singapore | 0.4%
Jardine Cycle & Carriage Ltd.	300	6,986
Sembcorp Industries Ltd.	4,300	15,986
Singapore Airlines Ltd.	1,000	4,722
STMicroelectronics NV	291	12,537
		40,231
Spain | 0.6%
Banco Bilbao Vizcaya Argentaria SA	1,435	11,685
Banco Santander SA	966	3,668
Iberdrola SA	1,722	19,227
Industria de Diseno Textil SA ADR	1,267	23,553
		58,133
Sweden | 0.8%
Assa Abloy AB ADR	1,474	15,949
Epiroc AB ADR	2,080	39,395

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Hexagon AB ADR	2,678	$22,656
		78,000
Switzerland | 0.7%
ABB Ltd. ADR	999	35,554
Swatch Group AG ADR	2,063	26,303
Swisscom AG	25	14,852
		76,709
United Kingdom | 2.2%
BAE Systems PLC	368	4,467
Barclays PLC	2,634	5,102
Coca-Cola Europacific Partners PLC	477	29,803
Diageo PLC ADR	230	34,311
HSBC Holdings PLC	1,891	14,814
IG Group Holdings PLC	283	2,212
Investec PLC	1,191	6,945
Man Group PLC	1,578	4,287
RELX PLC ADR	1,479	49,842
Serco Group PLC	1,647	2,986
Standard Chartered PLC	1,570	14,510
Unilever PLC	307	15,150
Unilever PLC ADR	813	40,162
Vodafone Group PLC	3,797	3,546
		228,137
United States | 43.9%
AbbVie, Inc.	108	16,098
Accenture PLC, Class A	200	61,422
Activision Blizzard, Inc.	114	10,674
Adobe, Inc. (*)	117	59,658
Agilent Technologies, Inc.	35	3,914
Agree Realty Corp. REIT	238	13,147
Align Technology, Inc. (*)	8	2,443
Allison Transmission Holdings, Inc.	214	12,639
Alnylam Pharmaceuticals, Inc. (*)	20	3,542
Alphabet, Inc., Class A (*)	655	85,713
Alphabet, Inc., Class C (*)	645	85,043
Altria Group, Inc.	323	13,582
Amazon.com, Inc. (*)	639	81,230
Amdocs Ltd.	244	20,616
Ameren Corp.	47	3,517
American Homes 4 Rent, Class A REIT	106	3,571
American International Group, Inc.	340	20,604
AMN Healthcare Services, Inc. (*)	46	3,918
Amphenol Corp., Class A	485	40,735
Aon PLC, Class A	196	63,547
Apple, Inc.	1,367	234,044
Description	Shares	Fair Value
AptarGroup, Inc.	52	$6,502
Arcosa, Inc.	51	3,667
Assurant, Inc.	30	4,307
AT&T, Inc.	363	5,452
Atmos Energy Corp.	35	3,708
Autodesk, Inc. (*)	24	4,966
Automatic Data Processing, Inc.	34	8,180
Avery Dennison Corp.	104	18,998
Axos Financial, Inc. (*)	125	4,732
Bank of America Corp.	845	23,136
Becton Dickinson & Co.	15	3,878
Biogen, Inc. (*)	24	6,168
Booking Holdings, Inc. (*)	7	21,588
Booz Allen Hamilton Holding Corp.	416	45,456
BorgWarner, Inc.	98	3,956
Boston Scientific Corp. (*)	104	5,491
Brady Corp., Class A	68	3,735
Brighthouse Financial, Inc. (*)	193	9,445
Bristol-Myers Squibb Co.	507	29,426
Broadcom, Inc.	62	51,496
BRP, Inc.	282	21,393
Cadence Design Systems, Inc. (*)	13	3,046
Cal-Maine Foods, Inc.	223	10,798
California Resources Corp.	99	5,545
Campbell Soup Co.	90	3,697
Cardinal Health, Inc.	356	30,908
Casey’s General Stores, Inc.	16	4,344
Caterpillar, Inc.	124	33,852
Cboe Global Markets, Inc.	46	7,186
CDW Corp.	116	23,404
Cencora, Inc.	201	36,174
Centene Corp. (*)	59	4,064
Charles Schwab Corp.	454	24,925
Charter Communications, Inc., Class A (*)	21	9,236
Chegg, Inc. (*)	473	4,219
Chesapeake Energy Corp.	54	4,656
Chipotle Mexican Grill, Inc. (*)	10	18,318
Chubb Ltd.	36	7,494
Cigna Group	20	5,721
Cirrus Logic, Inc. (*)	47	3,476
Cisco Systems, Inc.	910	48,922
Clearway Energy, Inc., Class C	244	5,163
Clorox Co.	76	9,961
Coca-Cola Co.	854	47,807
Cognizant Technology Solutions Corp., Class A	268	18,154
Colgate-Palmolive Co.	295	20,977

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Commercial Metals Co.	50	$2,470
CommVault Systems, Inc. (*)	74	5,003
Consolidated Edison, Inc.	224	19,159
Core & Main, Inc., Class A (*)	178	5,135
Corebridge Financial, Inc.	1,051	20,757
Coterra Energy, Inc.	501	13,552
CTS Corp.	79	3,297
CVS Health Corp.	342	23,878
Danaher Corp.	192	47,635
Darden Restaurants, Inc.	32	4,583
Dave & Buster’s Entertainment, Inc. (*)	123	4,560
DaVita, Inc. (*)	87	8,224
Deckers Outdoor Corp. (*)	9	4,627
Deere & Co.	75	28,303
DR Horton, Inc.	84	9,027
Eaton Corp. PLC	24	5,119
Electronic Arts, Inc.	142	17,097
Elevance Health, Inc.	7	3,048
Eli Lilly & Co.	152	81,644
EOG Resources, Inc.	123	15,591
EQT Corp.	120	4,870
Equinix, Inc. REIT	9	6,536
Equitable Holdings, Inc.	542	15,387
Estee Lauder Cos., Inc., Class A	246	35,559
Everest Group Ltd.	61	22,672
Expedia Group, Inc. (*)	73	7,524
Fair Isaac Corp. (*)	7	6,080
First Citizens BancShares, Inc., Class A	4	5,520
Fiserv, Inc. (*)	227	25,642
Flowers Foods, Inc.	304	6,743
Fortinet, Inc. (*)	306	17,956
Freeport-McMoRan, Inc.	103	3,841
General Electric Co.	90	9,949
General Mills, Inc.	216	13,822
General Motors Co.	464	15,298
Gilead Sciences, Inc.	286	21,433
Global Payments, Inc.	182	21,001
Globe Life, Inc.	53	5,763
GMS, Inc. (*)	84	5,373
GoDaddy, Inc., Class A (*)	45	3,352
Graco, Inc.	130	9,474
GSK PLC	532	9,617
H&R Block, Inc.	100	4,306
Haemonetics Corp. (*)	42	3,762
Hartford Financial Services Group, Inc.	72	5,106
HCA Healthcare, Inc.	140	34,437
Description	Shares	Fair Value
Hershey Co.	96	$19,208
Hess Corp.	30	4,590
Hess Midstream LP, Class A	131	3,816
Home Depot, Inc.	66	19,943
Huntington Ingalls Industries, Inc.	18	3,682
Intercontinental Exchange, Inc.	430	47,309
International Seaways, Inc.	101	4,545
Intuit, Inc.	10	5,109
Intuitive Surgical, Inc. (*)	96	28,060
IQVIA Holdings, Inc. (*)	200	39,350
J M Smucker Co.	41	5,039
Johnson & Johnson	429	66,817
Kellogg Co.	181	10,771
Kilroy Realty Corp.	288	9,104
Kimberly-Clark Corp.	629	76,015
Kroger Co.	289	12,933
Lam Research Corp.	8	5,014
Lamb Weston Holdings, Inc.	35	3,236
Lennar Corp., Class A	85	9,540
Lockheed Martin Corp.	24	9,815
Lululemon Athletica, Inc. (*)	14	5,399
Marathon Oil Corp.	197	5,270
Marathon Petroleum Corp.	34	5,146
Martin Marietta Materials, Inc.	23	9,441
Masco Corp.	90	4,810
MasterCard, Inc., Class A	125	49,489
McDonald’s Corp.	192	50,580
McKesson Corp.	36	15,655
Medpace Holdings, Inc. (*)	19	4,600
Merck & Co., Inc.	800	82,360
Meta Platforms, Inc., Class A (*)	337	101,171
MetLife, Inc.	165	10,380
Microchip Technology, Inc.	289	22,556
Microsoft Corp.	640	202,080
Molina Healthcare, Inc. (*)	17	5,574
Moody’s Corp.	16	5,059
Motorola Solutions, Inc.	82	22,324
MSC Industrial Direct Co., Inc. Class A	46	4,515
Nasdaq, Inc.	95	4,616
National Fuel Gas Co.	179	9,292
Netflix, Inc. (*)	93	35,117
NewMarket Corp.	18	8,191
NIKE, Inc., Class B	267	25,531
NiSource, Inc.	315	7,774
Northrop Grumman Corp.	9	3,962
Nucor Corp.	18	2,814
NVIDIA Corp.	231	100,483

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
NVR, Inc. (*)	1	$5,963
ON Semiconductor Corp. (*)	86	7,994
ONE Gas, Inc.	53	3,619
Oracle Corp.	259	27,433
Ovintiv, Inc.	111	5,280
Owens Corning	78	10,640
PACCAR, Inc.	59	5,016
Paychex, Inc.	22	2,537
PepsiCo, Inc.	290	49,138
Pfizer, Inc.	286	9,487
PG&E Corp. (*)	313	5,049
Piedmont Lithium, Inc. (*)	80	3,176
Pinnacle West Capital Corp.	59	4,347
Pioneer Natural Resources Co.	18	4,132
PNM Resources, Inc.	297	13,249
Procter & Gamble Co.	494	72,055
PTC, Inc. (*)	211	29,894
Public Service Enterprise Group, Inc.	61	3,472
Public Storage	12	3,162
PulteGroup, Inc.	207	15,328
QUALCOMM, Inc.	46	5,109
Qualys, Inc. (*)	44	6,712
Regency Centers Corp. REIT	65	3,864
Regeneron Pharmaceuticals, Inc. (*)	11	9,053
RingCentral, Inc., Class A Class A (*)	39	1,156
Roche Holding AG	93	25,367
Rockwell Automation, Inc.	104	29,730
Rollins, Inc.	90	3,360
Ryman Hospitality Properties, Inc. REIT	65	5,413
S&P Global, Inc.	118	43,118
SandRidge Energy, Inc.	270	4,228
Sanofi	65	6,975
SBA Communications Corp.	35	7,006
ServiceNow, Inc. (*)	44	24,594
Sherwin-Williams Co.	43	10,967
SilverBow Resources, Inc. (*)	128	4,579
Simon Property Group, Inc. REIT	124	13,396
Southwestern Energy Co. (*)	548	3,535
Starbucks Corp.	214	19,532
Stellantis NV	1,407	26,987
Stryker Corp.	107	29,240
Super Micro Computer, Inc. (*)	15	4,113
Synchrony Financial	107	3,271
Synopsys, Inc. (*)	112	51,405
Sysco Corp.	246	16,248
Tecnoglass, Inc.	124	4,087
Description	Shares	Fair Value
Terex Corp.	92	$5,301
Tesla, Inc. (*)	249	62,305
Texas Instruments, Inc.	223	35,459
Texas Pacific Land Corp.	2	3,647
Thermo Fisher Scientific, Inc.	86	43,531
TJX Cos., Inc.	363	32,263
Toll Brothers, Inc.	137	10,133
TopBuild Corp. (*)	72	18,115
Trane Technologies PLC	25	5,073
Travelers Cos., Inc.	26	4,246
U-Haul Holding Co. (*)	61	3,329
UMH Properties, Inc. REIT	238	3,337
United Parcel Service, Inc., Class B	26	4,053
United Therapeutics Corp. (*)	19	4,292
UnitedHealth Group, Inc.	100	50,419
Universal Health Services, Inc., Class B	35	4,401
Unum Group	244	12,002
Valero Energy Corp.	68	9,636
VeriSign, Inc. (*)	38	7,696
Verizon Communications, Inc.	534	17,307
Vertex Pharmaceuticals, Inc. (*)	64	22,255
Virtu Financial, Inc., Class A	248	4,283
Visa, Inc., A Shares	199	45,772
VMware, Inc., Class A (*)	83	13,818
Walmart, Inc.	86	13,754
Warner Music Group Corp., Class A	409	12,843
Waste Management, Inc.	75	11,433
Wells Fargo & Co.	753	30,768
Western Union Co.	390	5,140
Westlake Corp.	21	2,618
White Mountains Insurance Group Ltd.	4	5,983
Williams-Sonoma, Inc.	33	5,128
Workday, Inc., Class A (*)	22	4,727
Xcel Energy, Inc.	181	10,357
Zoetis, Inc.	185	32,186
Zoom Video Communications, Inc. Class A (*)	51	3,567
		4,554,394
Total Common Stocks (Cost $5,912,927)		6,598,560

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 11.6%
Canada | 0.5%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	60	$54,399

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Denmark | 0.4%
Nykredit Realkredit AS, 1.000%, 01/01/27	DKK	315	$41,137
Germany | 0.5%
Mercedes-Benz Group AG, 0.750%, 09/10/30	EUR	61	52,162
Switzerland | 0.4%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	47	39,257
United States | 9.8%
Adobe, Inc., 2.300%, 02/01/30	USD	35	29,451
Alphabet, Inc., 1.100%, 08/15/30	USD	40	31,137
American Express Co., 4.050%, 05/03/29	USD	25	23,268
Amgen, Inc., 3.000%, 02/22/29	USD	50	44,431
Apple, Inc., 1.125%, 05/11/25	USD	20	18,706
AT&T, Inc., 3.500%, 06/01/41	USD	50	34,736
Ball Corp., 4.875%, 03/15/26	USD	35	33,613
Bank of America Corp., 1.978% (CDOR 3 Month + 0.600%), 09/15/27 (§)	CAD	35	22,983
Citigroup, Inc., 1.281% (SOFR + 0.528%), 11/03/25 (§)	USD	65	61,390
Clean Harbors, Inc., 4.875%, 07/15/27	USD	30	28,270
Comcast Corp., 4.650%, 02/15/33	USD	35	32,768
Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	65	48,725
Home Depot, Inc., 5.875%, 12/16/36	USD	25	25,761
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	35	24,772
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	USD	50	38,902
JPMorgan Chase & Co., 3.540% (SOFR 3 Month + 1.642%), 05/01/28 (§)	USD	65	59,767
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	18	16,357
Lowe’s Cos., Inc., 5.000%, 04/15/33	USD	35	32,942
Description	Security Currency	Principal Amount (000)	Fair Value
McDonald’s Corp., 3.125%, 03/04/25	CAD	90	$64,015
Microsoft Corp., 3.500%, 11/15/42	USD	60	47,043
Morgan Stanley, 3.625%, 01/20/27	USD	50	46,677
PepsiCo, Inc., 2.875%, 10/15/49	USD	55	35,948
Procter & Gamble Co., 1.200%, 10/29/30	USD	20	15,480
Prologis LP, 1.250%, 10/15/30	USD	35	26,121
Service Corp. International, 4.625%, 12/15/27	USD	25	23,168
Starbucks Corp., 4.450%, 08/15/49	USD	40	31,719
Sysco Corp., 2.400%, 02/15/30	USD	40	32,943
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	30	24,740
United Rentals North America, Inc., 4.875%, 01/15/28	USD	25	23,353
Verizon Communications, Inc., 3.875%, 02/08/29	USD	24	21,978
Waste Management, Inc., 4.625%, 02/15/30	USD	25	23,877
			1,025,041
Total Corporate Bonds (Cost $1,320,984)			1,211,996

Description		Shares	Fair Value
Exchange-Traded Funds | 1.1%
iShares MSCI World ETF (Cost $79,381)		942	$113,200

Description	Security Currency	Principal Amount (000)	Fair Value
Foreign Government Obligations | 15.9%
Australia | 1.1%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	125	$63,594
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	100	50,364
			113,958
Bahamas | 0.5%
Bahamas Government International Bonds, 6.950%, 11/20/29	USD	70	56,782

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Canada | 2.2%
British Columbia, 3.200%, 06/18/44	CAD	155	$88,536
Export Development Canada, 1.650%, 07/31/24	CAD	40	28,594
Quebec, 1.850%, 02/13/27	CAD	70	46,975
Vancouver, 2.900%, 11/20/25	CAD	95	66,808
			230,913
Colombia | 0.5%
Colombia Government International Bonds, 9.850%, 06/28/27	COP	205,000	47,328
Croatia | 0.6%
Croatia Government International Bonds, 1.750%, 03/04/41	EUR	83	58,887
Czech Republic | 0.8%
Czech Republic Government Bonds, 7.120% (PRIBOR 6 Month - 0.100%), 11/19/27 (§)	CZK	1,980	85,500
Denmark | 0.5%
Denmark Government Bonds, 0.000%, 11/15/31	DKK	425	47,559
France | 0.4%
French Republic Government Bonds OAT, 1.750%, 06/25/39	EUR	55	45,127
Hungary | 0.3%
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	40	28,456
Ireland | 0.7%
Ireland Government Bonds, 1.350%, 03/18/31	EUR	75	69,822
Israel | 0.6%
Israel Government Bonds - Fixed, 1.750%, 08/31/25	ILS	235	58,554
Italy | 0.2%
Italy Buoni Poliennali Del Tesoro, 4.000%, 04/30/35	EUR	25	24,574
Japan | 0.2%
Japan Government Ten Year Bonds, 0.400%, 06/20/25	JPY	3,000	20,208
Mexico | 1.0%
Mexico Bonos:
8.000%, 09/05/24	MXN	930	51,736
7.500%, 06/03/27	MXN	920	48,253
Description	Security Currency	Principal Amount (000)	Fair Value
Mexico Government International Bonds, 6.750%, 02/06/24	GBP	5	$6,104
			106,093
New Zealand | 1.7%
Housing New Zealand Ltd., 3.420%, 10/18/28	NZD	150	81,295
New Zealand Local Government Funding Agency Bonds:
2.250%, 04/15/24	NZD	80	47,021
2.000%, 04/15/37	NZD	140	51,755
			180,071
Peru | 0.8%
Peru Government Bonds, 6.150%, 08/12/32	PEN	174	42,773
Peruvian Government International Bonds, 3.000%, 01/15/34	USD	50	38,373
			81,146
Poland | 0.2%
Poland Government Bonds, 6.950% (WIBOR 6 Month), 05/25/28 (§)	PLN	95	21,039
Portugal | 0.6%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32	EUR	65	58,844
Singapore | 0.5%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	75	54,657
Slovenia | 0.2%
Slovenia Government Bonds, 1.500%, 03/25/35	EUR	25	20,202
Spain | 0.7%
Spain Government Bonds, 1.000%, 07/30/42	EUR	122	74,330
Switzerland | 0.5%
Swiss Confederation Government Bonds:
1.500%, 07/24/25	CHF	20	21,949
0.500%, 06/27/32	CHF	30	31,229
			53,178
Thailand | 0.7%
Thailand Government Bonds, 1.585%, 12/17/35	THB	3,065	69,507
United Kingdom | 0.4%
U.K. Gilts, 0.875%, 07/31/33	GBP	53	46,499
Total Foreign Government Obligations (Cost $1,821,244)			1,653,234

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Quasi Government Bonds | 1.2%
Germany | 1.2%
Kreditanstalt fuer Wiederaufbau:
0.000%, 09/15/28	EUR	35	$31,457
1.750%, 09/14/29	USD	75	63,659
0.000%, 04/18/36	USD	50	27,095
(Cost $131,988)			122,211
Supranational Bonds | 4.1%
Asian Development Bank:
2.125%, 03/19/25	USD	48	45,793
6.200%, 10/06/26	INR	1,800	21,009
European Investment Bank, 1.000%, 01/28/28	CAD	80	50,525
European Union, 0.400%, 02/04/37	EUR	65	45,590
Inter-American Development Bank, 5.100%, 11/17/26	IDR	540,000	33,957
Inter-American Investment Corp., 1.100%, 06/30/26	AUD	37	21,433
International Bank for Reconstruction & Development:
2.900%, 11/26/25	AUD	35	21,757
1.250%, 03/16/26	NOK	660	57,049
1.125%, 09/13/28	USD	37	31,159
International Finance Corp.:
2.125%, 04/07/26	USD	50	46,619
1.500%, 04/15/35	AUD	117	50,101
Total Supranational Bonds (Cost $491,580)			424,992
U.S. Treasury Securities | 1.7%
U.S. Treasury Bonds:
0.000%, 03/07/24	USD	20	19,536
4.125%, 11/15/32	USD	25	24,111
2.250%, 05/15/41	USD	130	89,192
U.S. Treasury Inflation-Indexed Note, 1.250%, 04/15/28 (††)	USD	46	43,599
Total U.S. Treasury Securities (Cost $184,057)			176,438

Description		Shares	Fair Value
Warrants | 0.0%
Canada | 0.0%
Constellation Software, Inc. Expires 03/31/40 (*), (¢) (Cost $0)		19	$0

Description	Shares	Fair Value
Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $122,143)	122,143	$122,143
Total Investments | 100.3% (Cost $10,064,304) (»)		$10,422,774
Liabilities in Excess of Cash and Other Assets | (0.3)%		(34,378)
Net Assets | 100.0%		$10,388,396

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2023:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	1,762	USD	1,129	JPM	01/18/24	$8	$—
CAD	24,000	USD	17,767	CIT	12/27/23	—	72
CAD	14,575	USD	10,766	CIT	01/18/24	—	16
CAD	111,323	USD	81,744	HSB	01/18/24	361	—
CHF	22,255	USD	24,840	SSB	12/27/23	—	291
CNH	2,021,944	USD	283,067	HSB	11/09/23	—	5,727
CNH	1,000,386	USD	139,963	JPM	11/09/23	—	2,745
CZK	72,980	USD	3,193	CIT	01/18/24	—	37
EUR	307,677	USD	332,565	CIT	01/18/24	—	5,557
EUR	54,979	USD	58,850	JPM	12/27/23	—	484
EUR	19,046	USD	20,586	JPM	01/18/24	—	344
EUR	2,351	USD	2,517	SSB	12/27/23	—	21
GBP	7,057	USD	8,803	CIT	01/18/24	—	185
GBP	8,819	USD	11,000	HSB	01/18/24	—	231
GBP	62,500	USD	77,958	JPM	01/18/24	—	1,641
GBP	16,923	USD	20,791	SSB	12/27/23	—	131
HUF	2,555,284	USD	7,006	HSB	10/10/23	—	77
INR	2,207,469	USD	26,721	HSB	11/09/23	—	210
JPY	8,964,773	USD	62,191	CIT	01/18/24	—	1,123
JPY	85,830,739	USD	595,627	HSB	01/18/24	—	10,956
KRW	69,330,262	USD	54,017	JPM	11/09/23	—	2,664
NZD	38,002	USD	22,310	HSB	01/18/24	466	—
PLN	208,041	USD	47,496	HSB	01/18/24	—	82
PLN	11,466	USD	2,650	JPM	01/18/24	—	37
RON	191,024	USD	42,323	HSB	11/09/23	—	1,753
SEK	310,601	USD	28,172	HSB	01/18/24	418	—
USD	153,752	AUD	239,974	JPM	01/18/24	—	1,114
USD	4,890	AUD	7,551	SSB	12/27/23	21	—
USD	4,257	CAD	5,717	CIT	12/27/23	42	—
USD	135,385	CAD	184,413	CIT	01/18/24	—	625
USD	240,970	CAD	328,616	JPM	01/18/24	—	1,396
USD	19,765	CHF	17,361	HSB	01/18/24	565	—
USD	24,000	CNH	174,497	HSB	11/09/23	65	—
USD	43,000	CNH	311,709	HSB	11/09/23	245	—
USD	49,116	CNH	350,833	HSB	11/09/23	994	—
USD	37,878	COP	157,372,597	HSB	11/09/23	—	286
USD	44,023	CZK	1,006,049	CIT	01/18/24	508	—
USD	18,096	CZK	413,181	HSB	01/18/24	225	—
USD	3,639	DKK	25,146	CIT	01/18/24	51	—
USD	47,521	DKK	328,378	HSB	01/18/24	672	—
USD	18,895	DKK	130,583	JPM	01/18/24	265	—
USD	11,357	DKK	79,017	SSB	12/27/23	99	—
USD	95,260	EUR	88,132	CIT	01/18/24	1,592	—
USD	15,594	IDR	236,894,520	JPM	11/09/23	298	—
USD	17,187	ILS	62,962	CIT	03/27/24	531	—
USD	22,641	ILS	81,706	HSB	03/27/24	1,026	—

Lazard Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	22,524	ILS	81,897	JPM	03/27/24	$859	$—
USD	244,305	JPY	35,204,638	HSB	01/18/24	4,494	—
USD	128,993	JPY	18,846,043	JPM	12/27/23	1,091	—
USD	59,335	JPY	8,666,863	SSB	12/27/23	516	—
USD	9,536	MXN	165,467	CIT	11/09/23	101	—
USD	4,865	MXN	84,464	HSB	11/09/23	49	—
USD	48,963	MXN	849,794	JPM	11/09/23	504	—
USD	52,082	NOK	552,893	JPM	01/18/24	240	—
USD	201,816	NZD	343,761	HSB	01/18/24	—	4,218
USD	22,943	PEN	85,784	CIT	03/27/24	466	—
USD	17,396	PEN	64,923	HSB	03/27/24	385	—
USD	59,845	PLN	258,777	HSB	01/18/24	867	—
USD	11,216	RON	50,622	HSB	11/09/23	465	—
USD	4,482	SEK	49,414	HSB	01/18/24	—	66
USD	22,432	SGD	29,987	HSB	11/09/23	460	—
USD	25,321	SGD	33,866	JPM	11/09/23	507	—
USD	65,070	THB	2,236,458	HSB	11/09/23	3,457	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$22,913	$42,089

Description	Shares	Fair Value
Lazard Opportunistic Strategies Portfolio
Exchange-Traded Funds | 93.4%
Commodity | 8.1%
Invesco DB Agriculture Fund	87,189	$1,866,716
U.S. Oil Fund LP	9,827	794,611
WisdomTree Aluminium	133,955	421,283
		3,082,610
Equity Funds | 61.3%
Consumer Staples Select Sector SPDR Fund	33,091	2,276,992
Franklin FTSE Japan ETF	129,754	3,431,993
Health Care Select Sector SPDR Fund	15,773	2,030,616
Invesco QQQ Trust Series 1	5,280	1,891,666
iShares Core Dividend Growth ETF	48,938	2,423,899
iShares Expanded Tech-Software Sector ETF	7,198	2,456,390
iShares MSCI Eurozone ETF	58,246	2,460,311
iShares MSCI Pacific ex Japan ETF	48,251	1,919,425
SPDR S&P Global Infrastructure ETF	26,609	1,310,759
Vanguard S&P 500 Value ETF	21,416	3,184,345
		23,386,396
Fixed-Income Funds | 24.0%
iShares 1-3 Year Treasury Bond ETF	16,937	1,371,389
iShares 20+ Year Treasury Bond ETF	33,561	2,976,525
iShares iBoxx Investment Grade Corporate Bond ETF	15,038	1,534,177
iShares U.S. Treasury Bond ETF	71,359	1,572,752
Vanguard Mega Cap ETF	11,124	1,689,402
		9,144,245
Total Exchange-Traded Funds (Cost $33,458,966)		35,613,251
Short-Term Investments | 6.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $2,558,575)	2,558,575	2,558,575
Total Investments | 100.1% (Cost $36,017,541)		$38,171,826
Liabilities in Excess of Cash and Other Assets | (0.1)%		(27,693)
Net Assets | 100.0%		$38,144,133

Lazard Opportunistic Strategies Portfolio (continued)

Total Return Swap Agreements open at September 30, 2023:

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Rate	Payment Frequency	Unrealized Appreciation
USD	GSC	$481,342	10/23/23	Net appreciation and dividends paid, on securities in a custom momentum basket	Net depreciation, and dividend expense (if applicable), on securities in a custom momentum basket as well as financing charges at the referenced rate	SOFR +0.34bps	Upon Maturity(a)	$8,596
USD	GSC	389,688	10/23/23	Net appreciation and dividends paid, on securities in a custom momentum basket	Net depreciation, and dividend expense (if applicable), on securities in a custom momentum basket as well as financing charges at the referenced rate	SOFR +0.29bps	Upon Maturity(a)	9,908
Total gross unrealized appreciation on Total Return Swap Agreements								$18,504	*

(a)	For swap agreements, the net settlement will occur on the expiration date.
*	Include accrued dividends and financing charges of $43,729.

The following tables represent the shares of the individual securities and related fair values underlying the custom total return basket swap agreements with GSC, as of September 30, 2023:

Securities within GSCBLZIP (SOFR+0.34bps)	Shares	Fair Value
Affirm Holdings Inc.	512	$10,890
Alkami Technology Inc.	803	14,631
Bentley Systems Inc., Class B	349	17,506
Bigcommerce Holdings., Series 1	708	6,988
Chewy Inc., Class A	325	5,935
Ci&T Inc., Class A	1,259	8,184
Cloudflare Inc., Class A	189	11,915
Coinbase Global Inc., Class A	167	12,538
Confluent Inc., Class A	460	13,621
Doordash Inc., Class A	196	15,576
Doximity Inc., Class A	370	7,851
Enfusion Inc., Class A	923	8,279
Expensify Inc., Class A	726	2,360
Fiverr International Ltd.	361	8,834
Freshworks Inc., Class A	775	15,438
Hireright Holdings Corp.	719	6,838
Jfrog Ltd.	577	14,633
Lyft Inc., Class A	706	7,441
Marqeta Inc., Class A	1,591	9,514
Meridianlink Inc.	686	11,703
Monday.Com Ltd.	86	13,693
Ncino Inc.	331	10,526
Nuvei Corp-Subordinate Vtg.	365	5,475
Payoneer Global Inc.	1,894	11,591
Pinterest Inc., Class A	453	12,245
Powerschool Holdings Inc., Class A	628	14,230
Procore Technologies Inc.	217	14,174
Remitly Global Inc.	1,092	27,540
Riskified Ltd. Class A	2,666	11,944
Robinhood Markets Inc., Class A	1,123	11,017
Rocket Cos Inc., Class A	1,517	12,409
Sentinelone Inc., Class A	422	7,115
Shift4 Payments Inc., Class A	240	13,289
Sofi Technologies Inc.	1,905	15,221
Squarespace Inc., Class A	525	15,209
Thoughtworks Holding Inc.	915	3,733

Lazard Opportunistic Strategies Portfolio (concluded)

Securities within GSCBLZIP (SOFR+0.34bps)	Shares	Fair Value
Toast Inc., Class A	609	$11,407
Uber Technologies Inc.	365	16,786
Uipath Inc., Class A	825	14,116
Unity Software Inc.	314	9,856
Upstart Holdings Inc.	493	14,070
Vertex Inc., Class A	838	19,358
Vimeo Inc.	2,337	8,273
Zoom Video Communications., Class A	148	10,351
Total Fair Value		$514,303

Securities within GSCBLZCL (SOFR+0.29bps)	Shares	Fair Value
Bill Holdings Inc.	190	$20,628
Cloudflare Inc., Class A	454	28,620
Crowdstrike Holdings Inc., Class A	158	26,446
Datadog Inc., Class A	298	27,145
Docusign Inc.	490	20,580
Elastic NV	339	27,540
Hubspot Inc.	95	46,788
Mongodb Inc.	126	43,578
Okta Inc.	471	38,391
Shopify Inc., Class A	847	46,221
Snowflake Inc., Class A	149	22,763
Twilio Inc., Class A	367	21,481
Unity Software Inc.	756	23,731
Zscaler Inc.	160	24,894
Total Fair Value		$418,806

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•)
Common Stocks | 63.0%
Australia | 1.6%
Atlas Arteria Ltd.	9,519	$33,829
Aurizon Holdings Ltd.	62,999	141,177
Dexus REIT	15,763	74,110
Goodman Group REIT	17,957	248,762
Transurban Group	2,053	16,719
		514,597
Brazil | 0.7%
Aliansce Sonae Shopping Centers SA	12,600	56,626
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6,100	74,063
Energisa SA	11,000	102,307
		232,996
Canada | 4.3%
Agnico Eagle Mines Ltd.	2,140	97,263
Algonquin Power & Utilities Corp.	700	4,144
Atco Ltd., Class I	4,446	112,602
Boardwalk Real Estate Investment Trust	1,703	83,768
Canadian National Railway Co.	1,778	192,546
Canadian Utilities Ltd., Class A	11,483	242,637
Enbridge, Inc.	7,486	248,293
Hydro One Ltd.	9,417	239,750
RioCan Real Estate Investment Trust REIT	4,343	57,779
SmartCentres REIT	4,419	74,048
West Fraser Timber Co. Ltd.	775	56,266
		1,409,096
China | 0.9%
C&D International Investment Group Ltd.	46,000	111,710
China Resources Land Ltd.	18,000	70,938
Hopson Development Holdings Ltd. (*)	65,880	39,437
Midea Real Estate Holding Ltd.	41,600	32,439
Seazen Group Ltd. (*)	152,000	27,662
		282,186
France | 2.4%
Aeroports de Paris SA	879	103,585
Engie SA	5,864	89,915
Eutelsat Communications SA	2,087	12,306
Unibail-Rodamco-Westfield REIT (*)	1,443	71,020
Vinci SA	4,538	502,387
		779,213
Hong Kong | 1.4%
CK Infrastructure Holdings Ltd.	2,700	12,775
Description	Shares	Fair Value
Link REIT	72,500	$353,404
Power Assets Holdings Ltd.	4,500	21,706
Swire Properties Ltd.	27,400	57,170
		445,055
Italy | 1.9%
Enel SpA	9,252	56,772
Hera SpA	4,936	13,481
Italgas SpA	4,151	21,231
Snam SpA	10,424	48,937
Terna - Rete Elettrica Nazionale	61,923	465,842
		606,263
Japan | 3.7%
Aeon Mall Co. Ltd.	9,200	108,313
Chubu Electric Power Co., Inc.	5,000	63,960
East Japan Railway Co.	1,900	108,735
Hankyu Hanshin Holdings, Inc.	5,700	194,450
Hoshino Resorts REIT, Inc.	8	35,056
Hulic Co. Ltd.	16,900	151,568
Industrial & Infrastructure Fund Investment Corp. REIT	102	94,302
Japan Prime Realty Investment Corp. REIT	34	82,110
Japan Real Estate Investment Corp. REIT	16	62,400
Katitas Co. Ltd.	2,600	37,849
Nippon Building Fund, Inc. REIT	26	105,405
Tokyo Gas Co. Ltd.	6,600	149,983
		1,194,131
Luxembourg | 0.0%
SES SA	2,284	14,958
Mexico | 0.2%
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	3,800	62,457
Singapore | 0.2%
Parkway Life REIT	25,400	68,516
South Africa | 0.6%
Growthpoint Properties Ltd. REIT	285,488	158,989
Northam Platinum Holdings Ltd.	7,700	46,758
		205,747
Spain | 1.4%
Aena SME SA	1,038	156,132
Atlantica Sustainable Infrastructure PLC	79	1,509
Iberdrola SA	25,719	287,163
		444,804
Switzerland | 0.1%
Flughafen Zurich AG	109	20,783

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•) (continued)
Taiwan | 0.2%
Ruentex Development Co. Ltd.	53,100	$57,904
United Kingdom | 4.0%
Drax Group PLC	8,508	45,515
LondonMetric Property PLC REIT	60,789	127,188
National Grid PLC	40,852	487,640
Pennon Group PLC	1,873	13,332
Segro PLC REIT	7,929	69,167
Severn Trent PLC	1,648	47,484
SSE PLC	20,728	406,162
Tritax Big Box REIT PLC	45,524	77,594
United Utilities Group PLC	3,750	43,240
		1,317,322
United States | 39.4%
Agree Realty Corp. REIT	1,631	90,096
Alexandria Real Estate Equities, Inc. REIT	2,645	264,764
Ameren Corp.	2,029	151,830
American Electric Power Co., Inc.	1,172	88,158
American Homes 4 Rent, Class A REIT	9,039	304,524
American Tower Corp. REIT	2,953	485,621
American Water Works Co., Inc.	435	53,866
Apartment Income REIT Corp.	5,219	160,223
Apple Hospitality REIT, Inc.	9,688	148,614
AvalonBay Communities, Inc. REIT	2,181	374,565
Brixmor Property Group, Inc.	11,906	247,407
Camden Property Trust	585	55,329
CF Industries Holdings, Inc.	1,177	100,916
Cheniere Energy, Inc.	2,156	357,810
Chesapeake Energy Corp.	1,363	117,531
Consolidated Edison, Inc.	3,641	311,415
Cousins Properties, Inc.	5,914	120,468
Crown Castle, Inc. REIT	4,627	425,823
CSX Corp.	2,528	77,736
CubeSmart	3,697	140,967
Digital Realty Trust, Inc. REIT	3,236	391,621
Duke Energy Corp.	1,668	147,218
EastGroup Properties, Inc.	1,129	188,012
Edison International	1,046	66,201
Energy Transfer LP	29,908	419,609
Enterprise Products Partners LP	12,470	341,304
Equinix, Inc. REIT	1,010	733,522
Equity Residential REIT	1,862	109,318
Essex Property Trust, Inc. REIT	1,069	226,724
Exelon Corp.	988	37,336
Extra Space Storage, Inc.	879	106,869
Description	Shares	Fair Value
Ferrovial SE	2,376	$72,447
First Industrial Realty Trust, Inc.	3,155	150,146
Four Corners Property Trust, Inc. REIT	2,348	52,102
Healthpeak Properties, Inc. REIT	2,550	46,818
Hilton Worldwide Holdings, Inc.	1,020	153,184
Host Hotels & Resorts, Inc. REIT	8,838	142,027
Invitation Homes, Inc., REIT	5,685	180,158
Iron Mountain, Inc. REIT	4,202	249,809
Kilroy Realty Corp.	2,344	74,094
Mid-America Apartment Communities, Inc. REIT	2,963	381,190
National Storage Affiliates Trust REIT	5,419	171,999
NextEra Energy, Inc.	1,430	81,925
NiSource, Inc.	4,116	101,583
NNN REIT, Inc.	3,126	110,473
Norfolk Southern Corp.	381	75,030
Pinnacle West Capital Corp.	241	17,757
PPL Corp.	750	17,670
Prologis, Inc.	5,957	668,435
Public Storage	933	245,864
Realty Income Corp. REIT	1,854	92,589
Regency Centers Corp. REIT	4,590	272,830
Ryman Hospitality Properties, Inc. REIT	1,311	109,180
SBA Communications Corp.	2,918	584,096
Simon Property Group, Inc. REIT	3,632	392,365
SL Green Realty Corp. REIT	7,539	281,205
STAG Industrial, Inc.	3,660	126,307
Sunstone Hotel Investors, Inc.	13,346	124,785
Targa Resources Corp.	4,491	384,968
Union Pacific Corp.	1,256	255,759
Welltower, Inc. REIT	1,576	129,106
Xcel Energy, Inc.	3,113	178,125
		12,769,423
Total Common Stocks (Cost $21,363,983)		20,425,451

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 9.3%
Canada | 1.7%
Canadian Pacific Railway Co., 1.350%, 12/02/24	USD	300	$284,407
Enbridge, Inc., 2.150%, 02/16/24	USD	275	271,064
			555,471

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Real Assets Portfolio (•) (continued)
United States | 7.6%
American Electric Power Co., Inc., 2.031%, 03/15/24	USD	275	$269,861
Eversource Energy, 4.200%, 06/27/24	USD	275	271,286
Kimco Realty OP LLC, 3.300%, 02/01/25	USD	300	288,608
NextEra Energy Capital Holdings, Inc., 4.255%, 09/01/24	USD	275	270,559
ONEOK, Inc., 2.750%, 09/01/24	USD	300	291,103
Southern Co., 4.475%, 08/01/24 (Ø)	USD	275	271,010
Tampa Electric Co., 3.875%, 07/12/24	USD	275	270,525
VICI Properties LP/VICI Note Co., Inc., 5.625%, 05/01/24	USD	275	273,259
Vistra Operations Co. LLC, 4.875%, 05/13/24 (#)	USD	275	271,854
			2,478,065
Total Corporate Bonds (Cost $3,041,531)			3,033,536

Description	Shares	Fair Value
Exchange-Traded Funds | 4.8%
iShares Gold Trust (Δ)	31,550	1,103,935
iShares Silver Trust (Δ)	21,854	444,510
Total Exchange-Traded Funds (Cost $1,471,791)		1,548,445
Short-Term Investments | 18.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Δ) (Cost $5,880,699)	5,880,699	5,880,699
Total Investments (») | 95.2% (Cost $31,758,004)		$30,888,131
Cash and Other Assets in Excess of Liabilities | 4.8%		1,541,031
Net Assets | 100.0%		$32,429,162

Lazard Real Assets Portfolio (•) (continued)

Forward Currency Contracts open at September 30, 2023:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation
USD	53,291	AUD	82,257	HSB	12/27/23	$247
USD	1,589	AUD	2,453	SSB	12/27/23	7
USD	1,077	CAD	1,446	HSB	12/27/23	11
USD	17,343	CAD	23,293	JPM	12/27/23	170
USD	7,221	CAD	9,699	SSB	12/27/23	70
USD	22,148	CHF	19,702	SSB	12/27/23	416
USD	48,420	EUR	44,979	JPM	12/27/23	670
USD	273,916	EUR	254,655	SSB	12/27/23	3,571
USD	14,379	GBP	11,586	JPM	12/27/23	234
USD	158,101	GBP	127,398	SSB	12/27/23	2,564
USD	9,023	HKD	70,460	HSB	12/27/23	10
USD	27,288	HKD	213,101	SSB	12/27/23	28
Total gross unrealized appreciation on Forward Currency Contracts						$7,998

Futures Contracts open at September 30, 2023 (Δ):
Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation	Unrealized Depreciation
Natural Gas	15	$150,000	12/27/2023	$530,286	$534,750	$4,464	$—
Low Sulphur Gasoil	4	400	01/11/2024	359,854	360,700	846	—
Soybean Oil	8	480,000	01/12/2024	274,296	265,056	—	9,240
Sugar 11	6	672,000	02/29/2024	179,712	177,946	—	1,766
Total gross unrealized appreciation/depreciationon Futures Contracts						$5,310	$11,006

Total Return Swap Agreements open at September 30, 2023 (Δ):

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Payable	Payment Frequency	Unrealized Depreciation
USD	GSC	5,699,069	10/20/23	Appreciation, and dividends paid, on commodities in a custom momentum basket	0.00%	Depreciation and dividend expense (if applicable), on commodities in a custom momentum basket	Upon Maturity(a)	$70,700

(a) For swap agreements, the net settlement will occur on the expiration date.

Lazard Real Assets Portfolio (concluded) (•)

The following table represents the commodity exposure expressed as a percentage of the notional amount of the individual commodity underlying the custom total return basket swap agreements with GSC, as of September 30, 2023:

Commodity	Commodity Index Ticker Symbol	Commodity Exposure Expressed as a Percentage of Notional Amount
Aluminum	BCOMAL	8.53%
Bean Oil	BCOMBO	0.73
Brent Crude	BCOMCO	14.76
Coffee	BCOMKC	2.71
Copper	BCOMHG	5.74
Corn	BCOMCN	3.39
Cotton	BCOMCT	0.19
Crude Oil	BCOMCL	16.69
Gasoline (RBOB)	BCOMRB	2.27
Gold	BCOMGC	0.05
Heating Oil	BCOMHO	5.61
Kansas Wheat	BCOMKW	3.06
Lean Hogs	BCOMLH	0.16
Live Cattle	BCOMLC	8.22
Natural Gas	BCOMNG	0.12
Nickel	BCOMNI	0.03
Silver	BCOMSI	0.71
Soy Meal	BCOMSM	5.37
Soybeans	BCOMSY	8.85
Sugar	BCOMSB	3.49
Wheat	BCOMWH	4.08
Zinc	BCOMZS	5.24
Total		100.00%

The Lazard Funds, Inc. Notes to Portfolios of Investments

September 30, 2023 (unaudited)

(*)	Non-income producing security.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under US Generally Accepted Accounting Principles in the United States of America hierarchy.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2023, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity Advantage Portfolio	0.8%
U.S. Corporate Income	56.3%
U.S. Short Duration Fixed Income Portfolio	6.9%
Enhanced Opportunities Portfolio	1.8%
Real Assets Portfolio	0.8%

(^)	The Investment Company Act of 1940 defines “affiliated persons” to include a portfolio company in which a portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated persons” for the Global Listed Infrastructure Portfolio for the period ended September 30, 2023 were as follows:

Issue	Value at December 31, 2022	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at September 30, 2023	Values at September 30, 2023
Global Listed Infrastructure
Atlas Arteria, Ltd.	$355,284,219	$21,238,470	$-	$-	$(78,132,984)	$10,760,550	$83,962,746	$298,389,705
Eutelsat Communications SA	92,035,457	7,705,930	-	-	(20,430,719)	-	13,450,587	79,310,668
SES SA	132,690,782	4,467,344	-	-	807,708	9,465,529	21,066,589	137,965,834
Pennon Group PLC	154,093,807	-	-	-	(52,064,983)	2,297,426	14,334,169	102,028,824
Italgas SpA**	246,294,741	8,562,892	(45,269,692)	(371,808)	(13,501,731)	11,221,577	-	-
Total Securities	$980,399,006	$41,974,636	$(45,269,692)	$(371,808)	$(163,322,709)	$33,745,082	$132,814,091	$617,695,031

**	This security was deemed to no longer meet the criteria of an affiliated company at the reporting date.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2023.
(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(Ø)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at September 30, 2023 which may step up at a future date.
(«)	Issue in default.
(††)	A note or bond that offers protection from inflation by paying a fixed rate of interest on the principal amount that is adjusted for inflation, in the applicable region, based on the Consumer Price Index or other equivalent regional benchmarks for measuring inflation.
(•)	Lazard Real Assets Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(Δ)	The security is owned by Lazard Real Assets Portfolio Ltd., a wholly-owned subsidiary of the Portfolio.

Security Abbreviations:
ADR	- American Depositary Receipt	NVDR	- Non-Voting Depository Receipt
CDOR	- Canadian Dollar Offered Rate	PJSC	- Public Joint Stock Company
CVA	- Certificaten Van Aandelen	PRIBOR	-Prague Interbank Offered Rate
CVR	- Contingent Value Rights	REIT	- Real Estate Investment Trust
ETF	- Exchange-Traded Fund	SOFR	- Secured Overnight Financing Rate
GDR	- Global Depositary Receipt	WIBOR	- Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	- Australian Dollar	JPY	- Japanese Yen
CAD	- Canadian Dollar	KRW	- South Korean Won
CHF	- Swiss Franc	MXN	- Mexican New Peso
CNH	- Chinese Yuan Renminbi	NOK	- Norwegian Krone
COP	- Colombian Peso	NZD	- New Zealand Dollar
CZK	- Czech Koruna	PEN	- Peruvian Nuevo Sol
DKK	- Danish Krone	PLN	- Polish Zloty
EUR	- Euro	RON	- New Romanian Leu
GBP	- British Pound Sterling	SEK	- Swedish Krona
HKD	- Hong-Kong Dollar	SGD	- Singapore Dollar
HUF	- Hungarian Forint	THB	- Thai Baht
IDR	- Indonesian rupiah	USD	-United States Dollar
ILS	- Israeli Shekel
INR	- Indian rupee

Counterparty Abbreviations:
BNP	- BNP Paribas SA	MEL	- Bank of New York Mellon Corp.
BOA	- Bank of America	MSC	- Morgan Stanley & Co.
CAN	- Canadian Imperial Bank of Commerce	NIP	- Nomura International Plc
CIT	- Citibank N.A.	RBC	- Royal Bank of Canada
GSC	- Goldman sachs International	SCB	- Standard Chartered Bank
HSB	- HSBC Bank USA N.A.	SSB	- State Street Bank & Trust Co.
JPM	- JPMorgan Chase Bank N.A.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio
Common & Preferred Stocks
Aerospace & Defense	—%	—%	1.2%	—%	—%
Air Freight & Logistics	3.2	—	0.5	—	—
Automobile Components	2.3	—	0.6	2.2	—
Automobiles	1.3	1.2	3.2	1.5	—
Banks	19.6	18.3	15.9	20.1	—
Beverages	3.2	2.2	2.2	—	2.0
Biotechnology	—	1.0	—	—	—
Broadline Retail	4.4	5.8	5.8	—	6.3
Building Products	—	—	0.4	—	—
Capital Markets	—	1.8	0.5	—	—
Chemicals	1.0	1.9	2.2	1.4	1.0
Communications Equipment	0.8	—	0.8	—	—
Construction & Engineering	—	1.7	0.6	—	4.1
Construction Materials	—	—	0.4	1.2	—
Consumer Finance	2.0	—	0.6	—	—
Consumer Staples Distribution & Retail	—	0.7	0.7	—	—
Containers & Packaging	—	—	—	—	—
Diversified Consumer Services	—	—	0.4	—	6.9
Diversified Telecommunication Services	—	1.0	2.0	3.7	—
Electric Utilities	—	0.7	0.2	—	—
Electrical Equipment	3.5	—	1.4	1.0	—
Electronic Equipment, Instruments & Components	3.2	1.4	3.0	1.9	—
Energy Equipment & Services	0.7	0.9	—	—	—
Entertainment	—	1.7	1.9	—	—
Financial Services	1.2	1.4	1.5	—	10.9
Food Products	—	—	1.6	2.1	2.6
Gas Utilities	—	—	0.7	0.8	2.1
Ground Transportation	2.0	—	—	—	3.3
Health Care Equipment & Supplies	—	1.0	0.2	—	—
Health Care Providers & Services	—	—	1.1	2.6	20.5
Hotels, Restaurants & Leisure	2.9	4.8	2.7	0.7	4.1
Household Durables	1.5	2.2	0.8	3.7	—
Household Products	—	0.7	0.5	1.2	1.1
Independent Power & Renewable Electricity Producers	—	—	1.1	0.9	—
Industrial Conglomerates	—	1.5	0.5	1.8	—
Insurance	1.5	2.3	3.5	5.8	—
Interactive Media & Services	6.9	4.8	5.0	—	2.9
IT Services	2.1	1.7	2.8	1.9	4.0
Life Sciences Tools & Services	—	—	0.1	—	—
Machinery	4.0	2.7	1.3	1.5	4.2
Marine Transportation	—	—	0.3	—	—
Media	—	—	0.1	—	9.4
Metals & Mining	1.4	3.2	3.3	4.2	—
Multi-Utilities	—	—	—	—	5.0
Oil, Gas & Consumable Fuels	3.5	8.4	4.8	10.8	—
Paper & Forest Products	0.7	—	0.3	—	—
Passenger Airlines	—	—	0.6	—	—
Personal Care Products	—	1.7	—	2.7	—
Pharmaceuticals	2.3	0.9	3.8	0.8	—
Professional Services	—	—	0.3	—	—
Real Estate Management & Development	—	—	1.3	0.7	—
Semiconductors & Semiconductor Equipment	10.9	12.2	8.7	12.2	—
Software	—	—	0.3	—	—
Specialty Retail	3.9	0.7	—	1.0	—
Technology Hardware, Storage & Peripherals	6.5	2.9	5.2	3.7	—
Textiles, Apparel & Luxury Goods	1.3	1.6	0.4	—	2.0
Tobacco	—	1.0	—	0.8	—
Trading Companies & Distributors	—	—	0.2	—	—

Transportation Infrastructure	1.0	2.8	0.4	1.5	—
Water Utilities	—	—	0.3	—	5.0
Wireless Telecommunication Services	—	0.6	0.8	2.1	—
Subtotal	98.8	99.4	99.0	96.5	97.4
Short-Term Investments	1.1	0.2	1.2	3.4	3.5
Total Investments	99.9%	99.6%	100.2%	99.9%	100.9%
†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio	Lazard International Equity Advantage Portfolio	Lazard International Equity Portfolio
Common & Preferred Stocks
Aerospace & Defense	1.3%	—%	1.5%	0.4%	4.6%
Air Freight & Logistics	—	—	—	0.3	—
Automobile Components	—	—	2.7	0.5	1.6
Automobiles	—	—	—	6.6	1.5
Banks	5.4	—	5.0	11.0	9.0
Beverages	6.1	—	5.3	0.7	5.8
Biotechnology	—	—	1.1	—	—
Broadline Retail	4.6	—	—	3.5	1.3
Building Products	0.6	—	—	1.0	1.4
Capital Markets	6.1	—	8.8	2.9	3.8
Chemicals	—	—	1.3	0.7	4.7
Commercial Services & Suppliers	—	—	—	1.3	—
Communications Equipment	1.9	—	—	0.5	—
Construction & Engineering	—	12.6	—	2.0	—
Construction Materials	—	—	—	0.3	—
Consumer Staples Distribution & Retail	0.7	—	—	1.4	2.0
Containers & Packaging	0.9	—	—	0.5	—
Diversified Telecommunication Services	—	—	—	1.0	1.4
Electric Utilities	—	18.0	1.3	1.5	1.5
Electrical Equipment	3.8	—	1.9	0.9	1.3
Electronic Equipment, Instruments & Components	2.3	—	1.9	1.8	—
Energy Equipment & Services	—	—	1.0	—	—
Entertainment	1.6	—	2.1	1.9	1.7
Financial Services	2.2	—	2.8	1.0	—
Food Products	—	—	—	1.4	—
Gas Utilities	—	6.8	—	0.8	0.8
Ground Transportation	—	17.7	1.4	0.2	—
Health Care Equipment & Supplies	—	—	2.0	0.6	1.4
Health Care Providers & Services	1.5	—	3.3	1.2	—
Hotels, Restaurants & Leisure	1.4	—	—	2.3	1.5
Household Durables	0.9	—	—	0.2	—
Household Products	1.7	—	—	0.2	0.9
Independent Power & Renewable Electricity Producers	—	0.2	—	0.7	—
Industrial Conglomerates	—	—	—	—	1.1
Insurance	3.2	—	5.9	5.4	4.0
Interactive Media & Services	5.2	—	5.9	1.2	0.8
IT Services	2.7	—	2.0	2.1	1.3
Leisure Products	1.4	—	—	0.4	1.4
Life Sciences Tools & Services	6.4	—	8.5	—	2.3
Machinery	2.0	—	0.6	2.2	1.5
Marine Transportation	—	—	—	0.8	0.6
Media	0.8	2.7	0.6	0.3	0.7
Metals & Mining	—	—	—	3.0	1.1
Multi-Utilities	—	11.8	—	0.4	2.9
Oil, Gas & Consumable Fuels	—	—	—	3.5	5.3
Passenger Airlines	—	—	1.0	1.1	1.9
Personal Care Products	2.9	—	1.1	1.8	2.3
Pharmaceuticals	4.4	—	6.3	10.7	4.3
Professional Services	8.4	—	4.0	1.5	6.6
Real Estate Management & Development	—	—	—	0.8	1.4
Retail REITs	—	—	—	0.3	—
Semiconductors & Semiconductor Equipment	5.8	—	10.0	5.3	4.2
Software	5.9	—	7.9	1.9	1.4
Specialty Retail	1.1	—	—	0.9	1.3
Technology Hardware, Storage & Peripherals	—	—	—	1.7	—
Textiles, Apparel & Luxury Goods	3.8	—	—	1.1	2.7
Tobacco	—	—	—	1.6	—
Trading Companies & Distributors	1.4	—	2.5	1.5	—

Transportation Infrastructure	—	9.8	—	0.2	—
Water Utilities	—	10.8	—	0.1	—
Wireless Telecommunication Services	—	—	—	0.7	—
Subtotal	98.4	90.4	99.7	99.8	95.3
Short-Term Investments	1.5	9.5	1.3	1.2	3.7
Total Investments	99.9%	99.9%	101.0%	101.0%	99.0%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio
Common & Preferred Stocks
Aerospace & Defense	4.1%	—%	1.3%	5.6%	1.0%
Automobile Components	1.3	—	3.3	2.6	0.3
Automobiles	0.8	—	—	1.1	0.2
Banks	11.0	5.3	3.9	11.2	4.4
Beverages	3.4	4.6	4.6	9.7	1.2
Biotechnology	—	2.9	1.0	1.4	3.4
Broadline Retail	2.4	3.3	—	1.0	0.3
Building Products	1.4	2.2	2.8	1.6	—
Capital Markets	0.8	6.0	2.4	1.9	1.4
Chemicals	6.7	—	3.9	1.6	0.5
Commercial Services & Suppliers	—	—	—	—	1.9
Communications Equipment	—	—	—	—	0.9
Construction & Engineering	—	—	—	—	0.2
Consumer Staples Distribution & Retail	—	2.4	1.7	1.0	4.6
Containers & Packaging	—	—	—	—	0.7
Diversified Consumer Services	—	—	—	—	0.3
Diversified Telecommunication Services	0.8	—	—	—	5.5
Electric Utilities	—	—	—	1.5	3.0
Electrical Equipment	3.3	2.1	—	2.1	—
Electronic Equipment, Instruments & Components	—	4.5	1.9	1.2	0.7
Energy Equipment & Services	—	—	1.2	—	—
Entertainment	1.9	3.5	0.7	2.4	1.3
Financial Services	—	—	3.4	—	2.0
Food Products	—	—	3.4	—	5.6
Gas Utilities	1.2	—	3.4	—	3.5
Ground Transportation	—	—	—	1.4	1.4
Health Care Equipment & Supplies	2.3	3.1	2.9	1.9	1.4
Health Care Providers & Services	—	—	0.7	0.7	4.8
Health Care REITs	—	—	0.9	—	—
Hotels, Restaurants & Leisure	2.6	—	—	2.3	1.1
Household Durables	—	—	1.1	—	0.3
Household Products	0.7	0.4	—	—	4.9
Independent Power & Renewable Electricity Producers	—	—	—	—	0.9
Industrial Conglomerates	—	—	—	1.8	0.7
Industrial REITs	—	—	2.9	—	0.2
Insurance	6.0	7.1	2.5	6.7	6.7
Interactive Media & Services	2.3	4.1	1.1	—	0.9
IT Services	2.7	3.3	0.9	2.2	2.7
Leisure Products	1.3	2.7	1.3	—	0.9
Life Sciences Tools & Services	1.7	1.2	2.5	3.7	—
Machinery	0.4	0.6	6.5	—	1.9
Media	—	—	—	2.7	—
Metals & Mining	0.7	—	0.4	—	—
Multi-Utilities	2.6	—	—	1.3	2.4
Office REITs	—	—	—	—	0.9
Oil, Gas & Consumable Fuels	7.0	—	2.3	2.2	1.3
Passenger Airlines	2.2	—	1.3	2.0	0.2
Personal Care Products	2.1	2.7	—	—	1.6
Pharmaceuticals	6.2	1.7	—	6.9	8.5
Professional Services	6.2	9.8	12.2	6.8	0.5
Real Estate Management & Development	0.5	—	6.0	0.8	0.2
Residential REITs	—	—	—	—	0.2
Retail REITs	—	—	—	—	1.1
Semiconductors & Semiconductor Equipment	6.8	8.8	2.2	7.0	0.7
Software	1.2	5.1	2.6	0.5	3.0
Specialized REITs	—	—	0.6	—	1.0
Specialty Retail	—	2.5	3.4	—	1.3
Technology Hardware, Storage & Peripherals	—	—	—	—	0.5
Textiles, Apparel & Luxury Goods	2.3	3.6	—	—	0.3
Tobacco	—	—	—	—	1.0

Trading Companies & Distributors	0.7	3.0	2.7	—	0.3
Wireless Telecommunication Services	—	—	—	—	1.0
Subtotal	97.6	96.5	95.9	96.8	97.7
Short-Term Investments	1.8	3.2	3.2	1.5	1.5
Total Investments	99.4%	99.7%	99.1%	98.3%	99.2%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Global Dynamic Multi-Asset Portfolio	Lazard Real Assets Portfolio
Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	0.5%	—%
Air Freight & Logistics	0.1	—
Automobile Components	0.1	—
Automobiles	2.5	—
Banks	6.7	—
Beverages	2.3	—
Biotechnology	1.2	—
Broadline Retail	1.1	—
Building Products	0.9	—
Capital Markets	2.4	—
Chemicals	0.2	0.3
Commercial Services & Suppliers	0.9	—
Communications Equipment	0.7	—
Construction & Engineering	0.2	1.8
Construction Materials	0.1	—
Consumer Finance	0.3	—
Consumer Staples Distribution & Retail	1.3	—
Containers & Packaging	0.6	—
Diversified Consumer Services	0.3	—
Diversified REITs	0.3	1.3
Diversified Telecommunication Services	1.4	—
Electric Utilities	0.8	10.4
Electrical Equipment	0.9	1.7
Electronic Equipment, Instruments & Components	1.2	—
Entertainment	0.9	—
Financial Services	1.8	—
Food Products	0.8	—
Gas Utilities	0.5	0.7
Ground Transportation	0.2	3.2
Health Care Equipment & Supplies	0.8	—
Health Care Providers & Services	2.2	—
Health Care REITs	—	0.8
Hotel & Resort REITs	0.1	1.7
Hotels, Restaurants & Leisure	2.1	0.5
Household Durables	0.7	—
Household Products	2.0	—
Independent Power & Renewable Electricity Producers	0.3	0.1
Industrial Conglomerates	0.3	—
Industrial REITs	—	5.4
Insurance	2.9	—
Interactive Media & Services	3.0	—
IT Services	1.2	—
Leisure Products	0.5	—
Life Sciences Tools & Services	1.3	—
Machinery	1.8	—
Marine Transportation	—	0.9
Media	0.4	0.1
Metals & Mining	0.4	0.4
Multi-Utilities	0.5	4.7
Office REITs	0.2	3.2
Oil, Gas & Consumable Fuels	1.4	7.5
Passenger Airlines	0.2	—
Paper & Forest Products	—	0.2
Personal Care Products	1.0	—
Pharmaceuticals	4.9	—
Professional Services	1.8	—
Real Estate Management & Development	0.2	2.3
Residential REITs	0.1	5.8
Retail REITs	0.4	6.3
Semiconductors & Semiconductor Equipment	2.9	—
Software	5.6	—
Specialized REITs	0.2	11.1

Specialty Retail	1.4	—
Technology Hardware, Storage & Peripherals	2.5	—
Textiles, Apparel & Luxury Goods	0.9	—
Tobacco	0.2	—
Trading Companies & Distributors	0.4	—
Transportation Infrastructure	—	1.2
Water Utilities	—	0.7
Wireless Telecommunication Services	0.3	—
Subtotal	76.3	72.3
Exchange-Traded Funds	1.1	4.8
Foreign Government Obligations	15.9	—
Supranationals	4.1	—
U.S. Treasury Securities	1.7	—
Short-Term Investments	1.2	18.1
Total Investments	100.3%	95.2%
†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Enhanced Opportunities Portfolio

Industry†	Long	Short
Common Stocks and Convertible Corporate Bonds
Aerospace & Defense	0.6%	0.0%
Automobile Components	—	-0.1
Automobiles	5.6	-2.4
Banks	2.5	—
Biotechnology	2.8	-1.3
Broadline Retail	0.7	0.0
Capital Markets	0.2	-0.1
Chemicals	2.9	-2.1
Commercial Services & Supplies	0.6	-0.2
Communications Equipment	1.0	—
Construction & Engineering	—	-0.2
Consumer Finance	5.4	-2.4
Consumer Staples Distribution & Retail	1.1	-0.3
Diversified Consumer Services	0.9	—
Diversified REITs	1.0	—
Electrical Equipment	5.2	-3.4
Electronic Equipment, Instruments & Components	0.2	-0.3
Energy Equipment & Services	3.8	-4.1
Entertainment	5.2	-2.2
Financial Services	2.9	-0.7
Food Products	0.8	-0.5
Health Care Equipment & Supplies	4.8	-1.2
Health Care Providers & Services	0.5	-0.1
Health Care Technology	3.2	-0.7
Hotel & Resort REITs Total	—	-0.2
Hotels, Restaurants & Leisure	5.9	-3.2
Interactive Media & Services	1.0	0.0
IT Services	4.3	-0.3
Leisure Products	0.2	—
Life Sciences Tools & Services	2.3	-1.1
Machinery	2.6	-1.4
Marine Transportation	3.8	-3.2
Media	5.7	-0.4
Metals & Mining	3.2	-2.2
Mortgage Real Estate Investment Trusts (REITs)	3.0	-1.2
Multi-Utilities	0.2	0.0
Oil, Gas & Consumable Fuels	2.3	-0.4
Passenger Airlines	1.9	-1.3
Personal Care Products	—	-0.4
Pharmaceuticals	4.0	-0.4
Professional Services	0.2	0.0
Real Estate Management & Development	1.2	-0.6
Semiconductors & Semiconductor Equipment	3.8	-1.8
Software	11.4	-2.7
Specialty Retail	1.7	-0.7
Subtotal	110.6	-43.8
Exchange-Traded Funds	—	-8.0
Purchased Options	0.1	—
U.S. Treasury Securities	38.5	-28.5
Short-Term Investments	6.0	—
Total Investments	155.2%	-80.3%
†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 24, 2023

By:	/s/ Christina Kennedy
Christina Kennedy
Chief Financial Officer

Date: November 24, 2023